As filed with the Securities and Exchange Commission on January 23, 2012

Registration Nos. 333-89822; 811-21114

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 57	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 65	☒

ProShares Trust

(Exact name of Registrant as Specified in Trust Instrument)

7501 Wisconsin Avenue,

Suite 1000 Bethesda, MD 20814

(Address of Principal Executive Office) (Zip Code)

(240) 497-6400

(Area Code and Telephone Number)

Michael L. Sapir, CEO

ProShare Advisors LLC

7501 Wisconsin Avenue, Suite 1000

Bethesda, MD 20814

(Name and Address of Agent for Service)

with copies to:

John Loder, Esq. c/o Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600	Amy R. Doberman ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on ………. pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment is primarily being filed to add a new series, ProShares German Sovereign / Sub-Sovereign ETF, to ProShares Trust and to make certain other non-material changes to the Registration statement.

Prospectus January 25, 2012

Specialty ProShares
GGOV	ProShares German Sovereign / Sub-Sovereign ETF

PROSHARES TRUST	Distributor: SEI Investments Distribution Co.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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3	Summary Section

9	Investment Objective, Principal Investment Strategies

and Related Risks

15	Management of ProShares Trust

16	Determination of NAV

16	Distributions

16	Dividend Reinvestment Services

17	Taxes

proshares.com ::	3

Summary Section

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Investment Objective

ProShares German Sovereign / Sub-Sovereign ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index (the “Index”).

The Index, published by Markit, seeks to track the performance of fixed rate debt securities of the Federal Republic of Germany (“Sovereign”) as well as local governments and entities or agencies guaranteed by various German governments (“Sub-Sovereign”) issuers. Qualifying constituents must be rated Investment Grade or higher (based on an average of ratings issued by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and/or Fitch, Inc. (“Fitch”)), have a minimum principal outstanding of 2 billion euros (or its equivalent) for Sovereign securities and 1 billion euros (or its equivalent) for Sub-Sovereign securities, and have a minimum remaining time to maturity of at least one year.

The Index is based on a market-value weighting methodology, with limits on the overall weight of any single issuer. No issuer included in the Index has a weight of more than 24%, and the sum of the issuers that have a weight of 5% or more is less than 50%. The Index is re-balanced and reconstituted quarterly on the last business day of January, April, July and October. As of December 30, 2011, the Index was comprised of 33 component securities, representing debt of 14 German Sovereign and Sub-Sovereign issuers. Approximately 66% of the securities in the Index received the highest rating from each of Moody’s, S&P and Fitch. The Index is published under the Bloomberg ticker symbol “IBXXXZAB.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.35%
Other Expenses*	0.43%

Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	0.78%
Fee Waiver/Reimbursement**	-0.33%

Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	0.45%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.45% through January 25, 2013. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$46	$194

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher. The Fund has not yet commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for this Fund.

Principal Investment Strategies

The Fund, under normal circumstances, seeks to remain fully exposed to the Index and will invest at least 80% of its total assets in securities of the Index. In addition, the Fund will invest in derivatives and other debt securities that ProShare Advisors believes, in combination, should track the performance of the Index. Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	Debt Securities — The Fund will invest in debt securities of German Sovereign and Sub-Sovereign issuers.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in the securities underlying the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return

Specialty ProShares	ProShares German Sovereign / Sub-Sovereign ETF :: proshares.com ::	5

(or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

¡	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.

¡

Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which is intended to have aggregate characteristics similar to those of the Index, and may invest in securities not contained in the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security or instrument, other than for cash management purposes, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the Fund’s full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

•

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

•

Exposure to Foreign Currency Risk — The securities in which the Fund invests will be generally denominated in the currency of the Federal Republic of Germany, which is currently the euro. Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in an investment denominated in a foreign currency, like the investments included in the Index, is subject to foreign currency risk.

•

Risks Specific to Investing in Germany — The Economic and Monetary Union of the European Union (the “EU”) requires member countries, including Germany, to comply with restrictions on inflation rates, interest rates, deficits, debt levels and fiscal and monetary controls. As a result, each EU member country may be significantly affected by EU policies and may be highly dependent on the economies of its fellow members. The European financial markets and the value of the euro have experienced significant volatility recently and several EU member countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several EU member countries have experienced credit rating downgrades, rising government debt levels and, for certain EU member countries (including Greece, Spain, Portugal, Ireland and Italy), weakness in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the affected EU member country, the economies of other EU member countries, including Germany, their trading partners or other European countries. Such events or even the threat of such events, may cause the value of debt issued by such European countries, including Germany, to fall, in some cases drastically. These events may also cause continued volatility in the European financial markets. Because the Fund’s assets are invested in debt issued by Germany, these events may impact the performance of the Fund.

In addition, given recent events, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. If this were to occur, the value of the euro could fluctuate or decline drastically. Because the Fund’s assets may be invested in euro-denominated bonds, the Fund’s exposure to the euro and changes in the value of the euro may result in losses to the Fund. See “Exposure to Foreign Currency Risk”, above.

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•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Foreign Sovereign Risk — The Sovereign securities included in the Index are general obligations of the Federal Republic of Germany and are guaranteed by the German federal government. Despite this guarantee, sovereign nations have in the past and may in the future default on, restructure or otherwise change the terms of their debt to the detriment of security holders. Various factors may affect a sovereign’s willingness or ability to repay principal and/or interest in accordance with the terms of the debt, including: its reserves; the relative size of the debt burden on the sovereign’s economy as a whole; or political constraints. Such an event impacting a security held by the Fund would likely have an adverse impact on the Fund’s returns. In addition, if a sovereign defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the sovereign.

•

Foreign Sub-Sovereign Risk — Investments in the debt of Sub-Sovereigns (including agency-issued securities) may or may not be issued by or guaranteed as to principal and interest by the German federal government or by the German federal government’s central bank. Certain foreign government securities may be backed by the issuer’s right to borrow from a central bank or other regional banking entity while others may be backed only by the assets and credit of the issuing foreign entity.

•

Risk Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. Using derivatives also may result in imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund’s net asset value (“NAV”), the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Fund reverses all or a portion of its intraday move by the end of the day. Swap-related financing, borrowing and other costs will also have the effect of lowering the Fund’s return.

•

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. The factors that may adversely affect the Fund’s correlation to the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions may hinder the Fund’s ability to meet its investment objective.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Specialty ProShares	ProShares German Sovereign / Sub-Sovereign ETF :: proshares.com ::	7
•

Geographic Concentration Risk — Because the Fund generally focuses its investments in Germany it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Germany and, to a certain extent, the EU and subject to the risks related thereto.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund’s shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•	Portfolio Turnover Risk — Active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Investment Results

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Management

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Portfolio Manager, has managed the Fund since January 2012.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 shares. Retail investors may only purchase and sell shares on a national securities exchange through a broker-dealer. Because the shares trade at market prices rather than net asset value, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

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Investment Objective, Principal Investment Strategies and Related Risks

10	:: proshares.com :: Investment Objective, Principal Investment Strategies and Related Risks

This section contains additional details on ProShares German Sovereign / Sub-Sovereign ETF’s (the “Fund”) investment objective, principal investment strategies and related risks.

Investment Objective

The Fund seeks investment results, before fees and expenses, that track the performance of the Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index (the “Index”).

The Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”), without the approval of Fund shareholders. The Fund reserves the right to substitute a different index or security for the Index.

Principal Investment Strategies

In seeking to achieve the Fund’s investment objective, ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund employs investment techniques that ProShare Advisors believes should, in the aggregate, simulate the movement of the Index.

The investment techniques utilized to simulate the movement of the Index are intended to enhance liquidity, maintain a tax-efficient portfolio and reduce transaction costs while, at the same time, seek to maintain high correlation with, and similar aggregate characteristics to, the Index. For example, the Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. Similarly, the Fund may overweight or underweight certain components contained in the Index, or invest in investments not included in the Index but that are designed to provide the requisite exposure to the Index. ProShare Advisors does not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund does not take temporary defensive positions.

As described in the Summary Section, the Fund, under normal circumstances, seeks to remain fully exposed to the constituents of the Index by investing at least 80% of its total assets in securities of the Index. In addition, the Fund will invest in derivatives and other fixed income securities that ProShare Advisors believes, in combination, should have similar return characteristics as the return of the Index. Cash arising from the use of derivatives will typically be held in money market instruments. A portion of these money market instruments may be posted as collateral in connection with swap agreements and/or used as collateral for other derivative investments.

•	Debt Securities — The Fund will invest in debt securities of German Sovereign and Sub-Sovereign issuers.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in the securities underlying the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•

Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles. Money market instruments include government securities, securities issued by governments of other developed countries and repurchase agreements.

The Fund is subject to the Securities and Exchange Commission’s (“SEC”) “names rule” (Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)), and commits to invest at least 80% of its assets (i.e., net assets plus borrowings for investment purposes), under normal circumstances, in bonds issued by the Federal Republic of Germany (“Sovereigns”) as well as by local governments and debt guaranteed or issued by entities or agencies guaranteed by various German governments (“Sub-Sovereigns”) and/or financial instruments which may not be Sovereigns or Sub-Sovereigns that, in combination, should have similar economic characteristics.

Principal Risks

In addition to the risks noted in the Summary Section, many other factors may also affect the value of an investment in the Fund. The Fund’s NAV will change daily based on the performance of the Index, which in turn is affected by variations in market conditions, interest rates and other economic, political or financial developments. The impact of these developments on the Fund will depend upon the types of securities in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of such issuers.

Like all investments, investing in the Fund entails risks. The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks.” The principal risks for the Fund are described in the Summary Section and additional information regarding certain of these risks, as well as information related to other potential risks to which the Fund may be subjected, is provided below. The SAI contains additional

Investment Objective, Principal Investment Strategies and Related Risks :: proshares.com ::	11

information about the Fund, its investment strategies and related risks. The Fund may be subject to risks in addition to those identified as principal risks.

•

Exposure to Foreign Investments Risk — The Fund may invest in securities of foreign issuers or other investments that provide the Fund with exposure to foreign issuers (collectively, “foreign investments”). Certain factors related to foreign investments may prevent the Fund from achieving its goals. These factors include the effect of (i) fluctuations in the value of the local currency versus the U.S. dollar and the uncertainty associated with the cost of converting between various currencies, particularly when currency hedging techniques are unavailable; (ii) differences in settlement practices, as compared to U.S. investments, or delayed settlements in some foreign markets; (iii) the uncertainty associated with evidence of ownership of investments in many foreign countries, which may lack the centralized custodial services and rigorous proofs of ownership required by many U.S. investments; (iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; (v) brokerage commissions and fees and other investment related costs that may be higher than those applicable to U.S. investments; (vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; (vii) taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations; (viii) changes in the denomination currency of a foreign investment; and (ix) foreign exchange controls, which may include suspension of the ability to transfer currency from a given country. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times.

The Fund’s ability to achieve its investment objective also may be affected by factors related to its ability to obtain information about foreign investments. In many foreign countries, there is less publicly available information about issuers than is available in reports about U.S. issuers. Markets for foreign investments are usually not subject to the degree of government supervision and regulation that exists for U.S. investments. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. issuers. Furthermore, the issuers of foreign investments may be closely controlled by a small number of families, institutional investors or foreign governments whose investment decisions might be difficult to predict. To the extent the Fund’s assets are exposed to contractual and other legal obligations in a foreign country, e.g., swap agreements with foreign counterparties, these factors may affect the Fund’s ability to achieve its investment objective. The Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. In some countries, information about decisions of the judiciary, other government branches, regulatory agencies and tax authorities may be less transparent than decisions by comparable institutions in the U.S., particularly in countries that are politically dominated by a single party or individual. Moreover, enforcement of such decisions may be inconsistent or uncertain.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case for U.S. securities. These factors include the effect of (i) expropriation, nationalization or confiscatory taxation of foreign investments; (ii) changes in credit conditions related to foreign counterparties, including foreign governments and foreign financial institutions; (iii) trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; (iv) issues related to multi-national currency arrangements; and (v) increased correlation between the value of foreign investments and changes in the commodities markets. To the extent the Fund focuses its investments on a particular country or region, the Fund’s ability to meet its investment objective may be especially subject to factors and developments related to such country or region.

•

Risk Associated with the Use of Derivatives — The Fund uses investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, options on futures contracts, securities and indexes, forward contracts, and similar instruments. Because the Fund’s investments in financial instruments may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Using derivatives also may result in imperfect correlation between the value of the instruments and the Index, which may prevent a Fund from achieving its investment objective. Swap-related financing, borrowing and other costs will also have the effect of lowering the Fund’s return. In addition, the use of aggressive investment techniques exposes the Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in the Index, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount the Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust the Fund’s position in a particular financial instrument when desired.

•

Correlation Risk — There can be no guarantee that the Fund will achieve a high degree of correlation with the Index. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. A number of factors may adversely affect the Fund’s correlation with the Index, including material over or under exposure, fees, expenses,

12	:: proshares.com :: Investment Objective, Principal Investment Strategies and Related Risks

transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying the Index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding periodic Index reconstitutions and other Index rebalancing or reconstitution events may hinder the Fund’s ability to meet its investment objective on that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Fund structures the agreements such that either party can terminate the contract without penalty prior to the termination date. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit rating, at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProShare Advisors to be of comparable quality. These are usually only large well-capitalized and well-established financial institutions. The Fund has sought to mitigate risks by generally requiring that the counterparties for the Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, or there are delays in accessing the collateral, the Fund will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

•

Geographic Concentration Risk —  The Fund generally focuses its investments economically tied to Germany and therefore may be particularly susceptible to economic, political or regulatory events affecting Germany and, to a certain extent, the EU and subject to the risks related thereto. In addition, currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

•

Market Price Variance Risk — Individual shares of the Fund will be listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for shares may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying shares on the secondary market, and you may receive less than NAV when you sell those shares. While the creation/redemption feature is designed to make it likely that shares normally will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from the NAV. The market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Trading Risks — Although shares of the Fund are listed for trading on the NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than such exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. Short selling of shares is also limited pursuant to SEC rules if the trading price of shares varies by more than 10% from the previous day’s closing price on the exchange. There can be no assurance that the requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all, on any stock exchange.

Additional Securities, Instruments and Strategies

This section describes additional securities, instruments and strategies that may be utilized by the Fund which are not principal investment strategies of the Fund unless otherwise noted in the Fund’s description of principal strategies.

Investment Objective, Principal Investment Strategies and Related Risks :: proshares.com ::	13
•

Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.

•

Other Debt Securities — The Fund may invest in the debt of sovereigns and/or sub-sovereigns of other foreign countries, or in the debt of supranational entities. Supranational entities include organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

Precautionary Notes

A Precautionary Note to Retail Investors — The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding shares of the Fund. Your ownership of shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the shares. PROSHARES TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units — You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the “Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing fund, break them down into the constituent shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies — For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

The Trust and the Fund have obtained an exemptive order from the SEC allowing a registered investment company to invest in the Fund beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with ProShares Trust regarding the terms of the investment. Any investment company considering purchasing shares of the Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances — ProShares Trust can postpone payment of redemption proceeds for any period during which (1) the New York Stock Exchange (the “NYSE”) or The NASDAQ Stock Market is closed other than customary weekend and holiday closings, (2) trading on the NYSE or The NASDAQ Stock Market is restricted, (3) any emergency circumstances exist, as determined by the SEC, and (4) the SEC by order permits for the protection of shareholders of the Fund, as further described in the SAI.

A Precautionary Note Regarding Regulatory Initiatives — There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategy.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse.

In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law on July 21, 2010. The Dodd-Frank Act will change the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions.

Provisions in the Dodd-Frank Act include new registration, recordkeeping, capital and margin requirements for “swap dealers” and “major swap participants” as determined by the Dodd-Frank Act and applicable regulations; and the forced use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the

14	:: proshares.com :: Investment Objective, Principal Investment Strategies and Related Risks

provisions of the Dodd-Frank Act. Although the original one-year period prescribed for rulemaking and regulations has been extended by both the SEC and CFTC, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on the Fund. However, it is expected that swap dealers, major market participants and swap counterparties, including the Fund, will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new law and the rules to be promulgated may negatively impact the Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on the Fund or its counterparties may impact the Fund’s ability to invest in a manner that efficiently meets its investment objective, and new requirements, including capital and mandatory clearing, may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Description of the Index

The Fund has entered into a licensing agreement for the use of the Index. A brief description of the Index is included in the Summary Section.

Information About the Index Licensor

The Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index (the “Index”) referenced herein is the property of Markit North America, Inc. (“Index Sponsor”) and has been licensed for use in connection with ProShares German Sovereign / Sub-Sovereign ETF. Each party acknowledges and agrees that ProShares German Sovereign / Sub-Sovereign ETF is not sponsored, endorsed or promoted by the Index Sponsor. The Index Sponsor makes no representation whatsoever, whether express or implied, and hereby expressly disclaims all warranties (including, without limitation, those of merchantability or fitness for a particular purpose or use), with respect to the Index or any data included therein or relating thereto, and in particular disclaims any warranty either as to the quality, accuracy and/or completeness of the

Index or any data included therein, the results obtained from the use of the Index and/or the creditworthiness of any entity, or the likelihood of the occurrence of a credit event or similar event (however defined) with respect to an obligation, in the Index at any particular time on any particular date or otherwise. The Index Sponsor shall not be liable (whether in negligence or otherwise) to the parties or any other person for any error in the Index, and the Index Sponsor is under no obligation to advise the parties or any person of any error therein.

The Index Sponsor makes no representation whatsoever, whether express or implied, as to the advisability of purchasing or selling ProShares German Sovereign / Sub-Sovereign ETF, the ability of the Index to track relevant markets’ performances or otherwise relating to the Index or any transaction or product with respect thereto, or of assuming any risks in connection therewith. The Index Sponsor has no obligation to take the needs of any party into consideration in determining, composing or calculating the Index. No party purchasing or selling ProShares German Sovereign / Sub-Sovereign ETF, nor the Index Sponsor shall have any liability to any party for any act or failure to act by the Index Sponsor in connection with the determination, adjustment, calculation or maintenance of the Index. The Index Sponsor and its affiliates may deal in any obligations that compose the Index, and may, where permitted, accept deposits from, make loans or otherwise extend credit to, and generally engage in any kind of commercial or investment banking or other business with the issuers of such obligations or their affiliates, and may act with respect to such business as if the Index did not exist, regardless of whether such action might adversely affect the Index or ProShares German Sovereign / Sub-Sovereign ETF.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI. The top ten holdings of the Fund are posted on a daily basis to the Trust’s website at proshares.com.

proshares.com ::	15

Management of ProShares Trust

16	:: proshares.com :: Management of ProShares Trust

Board of Trustees and Officers

The Board is responsible for the general supervision of the Fund. The officers of the Trust are responsible for the day-to-day operations of the Fund.

Investment Adviser

ProShare Advisors, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to the Fund and provides investment advice and management services to the Fund. ProShare Advisors oversees the investment and reinvestment of the assets in the Fund. For its investment advisory services, the Fund pays ProShare Advisors a fee at an annualized rate based on its average daily net assets, of 0.35% of average daily net assets. A discussion regarding the basis for the Board approving the investment advisory agreement for the Fund will be included in the Trust’s semi-annual or annual report to shareholders that covers the period during which the approval occurred. To the extent the Fund invests in exchange-traded funds (ETFs) sponsored by ProShare Advisors and/or common units of beneficial interest of one or more separate series of a trust sponsored by an affiliate of ProShare Advisors, ProShare Advisors has agreed to waive its investment advisory fees in an amount equal to the investment advisory fees and management services fees applicable to Fund assets invested in such ETFs and/or trust securities.

Portfolio Management

The following individual has responsibility for the day-to-day management of the Fund, as set forth in the Summary Section.

Alexander Ilyasov, ProShare Advisors — Portfolio Manager since November 2009. ProFund Advisors — Portfolio Manager since November 2009. World Asset Management —  Portfolio Manager from January 2006 through November 2009; Portfolio Analyst from July 2005 through January 2006.

Determination of NAV

The NAV per Share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by J.P. Morgan Investor Services Co. and determined ordinarily at 11:15 a.m. Eastern Time (This time may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:15 p.m. London Time) each business day when both the NYSE and the relevant bond markets are open for trading.

Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. In addition, certain derivatives linked to an index may be valued based on the performance of one or more U.S. ETFs or instruments that reflect the values of the securities in such index, when the level of the index is not computed as of the close of the U.S. securities markets.

When a market price is not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of, the Board. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the Fund sold them. See the SAI for more details.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the exchange or market on which the Fund’s investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.

Distributions

As a shareholder, you will earn a share of the investment income and net realized capital gains, if any, derived from the Fund’s direct security holdings and derivative instruments. You will receive such earnings as either an income dividend or a capital gains distribution. The Fund intends to declare and distribute to its shareholders at least annually virtually all of its net income, if any, as well as net realized capital gains. Subject to Board approval, some or all of any net capital gains distribution may be declared payable in either additional shares of the Fund or in cash. If such a distribution is declared payable in that fashion, holders of shares will receive additional shares of the Fund unless they elect to receive cash. Distributions may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.

Dividend Reinvestment Services

As noted above under “Distributions”, the Fund may declare a distribution from net realized capital gains to be payable in additional shares or cash. Even if the Fund does not declare a distribution to be payable in shares, brokers may make available to their customers who own shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the same Fund. Without this service, investors would have to take their distributions in cash. To determine whether the dividend

Management of ProShares Trust :: proshares.com ::	17

reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.

Frequent Purchases and Redemption of Shares

The Board has not adopted a policy of monitoring for frequent purchases and redemptions of shares that appear to attempt to take advantage of potential arbitrage opportunities. The Board believes this is appropriate because ETFs, such as the Fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of Fund shares remains at or close to NAV.

Taxes

The following is certain general information about taxation of the Fund:

•

The Fund intends to qualify for treatment as a “regulated investment company” for U.S. federal income tax purposes. In order to so qualify, the Fund must meet certain tests with respect to the sources and types of its income, the nature and diversification of its assets, and the timing and amount of its distributions.

•

If the Fund qualifies for treatment as a regulated investment company, it is not subject to federal income tax on net investment income and net realized capital gains that the Fund timely distributes to its shareholders.

•

Investments by the Fund in options, futures, forward contracts, swap agreements and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect the amount, timing or character of the distributions to shareholders by the Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

•

Investments by the Fund in debt obligations issued or purchased at a discount and certain derivative investments could cause the Fund to recognize taxable income in excess of the cash generated by such investments, potentially requiring the Fund to dispose of investments (including when otherwise disadvantageous to do so) in order to meet its distribution requirements, and could affect the amount, timing or character of the income distributed to shareholders by the Fund.

Taxable investors should be aware of the following basic tax points:

•	Distributions are taxable to you for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.

•

Distributions declared in October, November or December of one year — if paid to you by the end of January of the following year — are taxable for federal income tax purposes as if received the calendar year in which the distributions were declared.

•

Any distributions from income or short-term capital gains that you receive generally are taxable to you as ordinary income for federal income tax purposes. Currently, ordinary income dividends you receive that are reported as “qualified dividend income” may be taxed at the same rates as long-term capital gains. However, income received in the form of ordinary income dividends will not be considered long-term capital gains for other federal income tax purposes, including the calculation of net capital losses. The special tax treatment of qualified dividend income will apply only to taxable years beginning before January 1, 2013, unless Congress enacts tax legislation providing otherwise.

•	Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you have owned your shares.

•	Distributions from net realized capital gains may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

•

A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

•	Dividend and capital gain distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

•

If you are not a citizen or a permanent resident of the United States, or if you are a foreign entity, dividends and short-term capital gain distributions that you receive will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate or a statutory exemption applies.

•

Dividends and interest received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by foreign countries, which would reduce returns from an investment in Fund shares. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

•

By law, a percentage of your distributions and proceeds will generally be withheld if you have not provided a taxpayer identification number or social security number, have under-reported dividend or interest income or have failed to certify to the Fund that you are not subject to such withholding. The backup withholding rate is currently 28% for amounts paid through December 31, 2012. Under current law, the backup withholding rate will increase to 31% for amounts paid after December 31, 2012.

In addition, taxable investors who purchase or redeem Creation Units should be aware of the following:

•

A person who exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and any cash amount paid.

18	:: proshares.com :: Management of ProShares Trust
•

A person who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. However, all or a portion of any loss a person realizes upon an exchange of Creation Units for securities will be disallowed by the Internal Revenue Service if such person purchases other substantially identical shares of the Fund within 30 days before or after the exchange. In such case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Note: This Prospectus provides general U.S. federal income tax information only. Your investment in the Fund may have other tax implications. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about the Fund’s tax consequences for you. See “Taxation” in the SAI for more information.

Premium/Discount Information

The Trust’s website has information about the premiums and discounts for the Fund. Premiums or discounts are the differences between the NAV and market price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the NAV. A discount is the amount that the Fund is trading below the NAV.

Distribution (12b-1) Plan

Under a Rule 12b-1 Distribution Plan (the “Plan”) adopted by the Board, the Fund may pay the Fund’s distributor and financial intermediaries, such as broker-dealers and investment advisors, up to 0.25% on an annualized basis of the average daily net assets of the Fund as reimbursement or compensation for distribution related activities with respect to the Fund. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For the prior fiscal year, no payments were made by any fund under the Plan.

Investment Company Act file number 811-21114

ProShares Trust

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814

866.PRO.5125    866.776.5125

proshares.com

You can find additional information about the Fund in its current Statement of Additional Information (“SAI”), dated October 1, 2011, as amended January 25, 2012, which has been filed electronically with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into, and is legally a part of, this Prospectus. A copy of the Statement of Additional Information is available, free of charge, online at proshares.com. You may also receive a free copy of the SAI or make inquiries to ProShares by writing us at the address set forth above or calling us toll-free at the telephone number set forth above.

You can find other information about ProShares on the SEC’s website (www.sec.gov) or you can get copies of this information after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about ProShares, including their SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at (202) 551-8090.

© 2012 ProShare Advisors LLC. All rights reserved.	JAN12

STATEMENT OF ADDITIONAL INFORMATION

October 1, 2011, as supplemented January 25, 2012

ProShares Trust

7501 WISCONSIN AVENUE, SUITE 1000—EAST TOWER

BETHESDA, MD 20814

866.PRO.5125         866.776.5125

Ultra ProShares		Short ProShares
Ultra MarketCap		Short MarketCap		Short International
QLD	Ultra QQQ®	PSQ	Short QQQ®	EFZ	Short MSCI EAFE
DDM	Ultra Dow30SM	DOG	Short Dow30SM	EUM	Short MSCI Emerging Markets
SSO	Ultra S&P500®	SH	Short S&P500®	YXI	Short FTSE China 25
UWC	Ultra Russell3000	MYY	Short MidCap400	EFU	UltraShort MSCI EAFE
MVV	Ultra MidCap400	SBB	Short SmallCap600	EEV	UltraShort MSCI Emerging Markets
SAA	Ultra SmallCap600	RWM	Short Russell2000	EPV	UltraShort MSCI Europe
UWM	Ultra Russell2000	QID	UltraShort QQQ®	JPX	UltraShort MSCI Pacific ex-Japan
TQQQ	UltraPro QQQ®	DXD	UltraShort Dow30SM	BZQ	UltraShort MSCI Brazil
UDOW	UltraPro Dow30 SM	SDS	UltraShort S&P500®	FXP	UltraShort FTSE China 25
UPRO	UltraPro S&P500®	TWQ	UltraShort Russell3000	EWV	UltraShort MSCI Japan
UMDD	UltraPro MidCap400	MZZ	UltraShort MidCap400	SMK	UltraShort MSCI Mexico
URTY	UltraPro Russell2000	SDD	UltraShort SmallCap600		Investable Market
		TWM	UltraShort Russell2000
Ultra Style		SQQQ	UltraPro Short QQQ®	Short Fixed-Income
UVG	Ultra Russell1000 Value	SDOW	UltraPro Short Dow30SM	TBF	Short 20+ Year Treasury
UKF	Ultra Russell1000 Growth	SPXU	UltraPro Short S&P500®	SJB	Short High Yield
				IGS	Short Investment Grade Corporate
UVU	Ultra Russell MidCap Value	SMDD	UltraPro Short MidCap400	TBX	Short 7-10 Year Treasury
UKW	Ultra Russell MidCap Growth	SRTY	UltraPro Short Russell2000	TBZ	UltraShort 3-7 Year Treasury
UVT	Ultra Russell2000 Value			PST	UltraShort 7-10 Year Treasury
UKK	Ultra Russell2000 Growth	Short Style		TBT	UltraShort 20+ Year Treasury
		SJF	UltraShort Russell1000 Value	TPS	UltraShort TIPS
Ultra Sector		SFK	UltraShort Russell1000 Growth
UYM	Ultra Basic Materials	SJL	UltraShort Russell MidCap Value	Alpha ProShares
BIB	Ultra Nasdaq Biotechnology	SDK	UltraShort Russell MidCap Growth	CSM RALS	Credit Suisse 130/30 RAFI® Long/Short
UGE	Ultra Consumer Goods	SJH	UltraShort Russell2000 Value	HDG	Hedge Replication ETF
UCC	Ultra Consumer Services	SKK	UltraShort Russell2000 Growth
UYG	Ultra Financials
RXL	Ultra Health Care	Short Sector
UXI	Ultra Industrials	SBM	Short Basic Materials
DIG	Ultra Oil & Gas	SEF	Short Financials
URE	Ultra Real Estate	DDG	Short Oil & Gas
KRU	Ultra KBW Regional Banking	REK	Short Real Estate
USD	Ultra Semiconductors	KRS	Short KBW Regional Banking
ROM	Ultra Technology	SMN	UltraShort Basic Materials	Specialty ProShares
LTL	Ultra Telecommunications	BIS	UltraShort Nasdaq Biotechnology	GGOV	German Sovereign / Sub-Sovereign ETF
UPW	Ultra Utilities	SZK	UltraShort Consumer Goods
		SCC	UltraShort Consumer Services
Ultra International		SKF	UltraShort Financials
EFO	Ultra MSCI EAFE	RXD	UltraShort Health Care
EET	Ultra MSCI Emerging Markets	SIJ	UltraShort Industrials
UPV	Ultra MSCI Europe	DUG	UltraShort Oil & Gas
UXJ	Ultra MSCI Pacific ex-Japan	SRS	UltraShort Real Estate
UBR	Ultra MSCI Brazil	SSG	UltraShort Semiconductors
XPP	Ultra FTSE China 25	REW	UltraShort Technology
EZJ	Ultra MSCI Japan	TLL	UltraShort Telecommunications
UMX	Ultra MSCI Mexico Investable Market	SDP	UltraShort Utilities
Ultra Fixed-Income

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of ProShares Trust dated October 1, 2011, as supplemented on October 7, 2011 and October 25, 2011, and the Prospectus dated January 25, 2012 for ProShares German Sovereign / Sub-Sovereign ETF (the “Prospectuses”), which incorporate this SAI by reference. A copy of each Prospectus and a copy of the Annual Report to shareholders for the Funds that have completed a fiscal year are available, without charge, upon request to the address above, by telephone at the number, or on the Trust’s website at www.proshares.com. The Financial Statements and Notes contained in the Annual Report to Shareholders for the fiscal year ended May 31, 2011 are incorporated by reference into and are deemed part of this SAI. The principal U.S. national stock exchange on which all Funds (except those noted below) identified in this SAI are listed is the NYSE Arca. The Ultra Nasdaq Biotechnology, UltraShort Nasdaq Biotechnology, UltraProQQQ and UltraPro Short QQQ are listed on The NASDAQ Stock Market.

UJB IGU TPU UST UBT	Ultra High Yield Ultra Investment Grade Corporate Ultra TIPS Ultra 7-10 Year Treasury Ultra 20+ Year Treasury

GLOSSARY OF TERMS

For ease of use, certain terms or names that are used in this SAI have been shortened or abbreviated. A list of many of these terms and their corresponding full names or definitions can be found below. An investor may find it helpful to review the terms and names before reading the SAI.

Term	Definition
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
The Advisor or ProShare Advisors	ProShare Advisors LLC

Board of Trustees or Board	Board of Trustees of ProShares Trust
CFTC	U.S. Commodity Futures Trading Commission
Code or Internal Revenue Code	Internal Revenue Code of 1986, as amended
Distributor or SEI	SEI Investments Distribution Co.
Exchange Fund(s)	NYSE Arca or The NASDAQ Stock Market One or more of the series of the Trust identified on the front cover of this SAI
Independent Trustee(s)	Trustees who are not “Interested Persons” of the Advisor or Trust as defined under Section 2(a)(19) of the 1940 Act
New Funds	Hedge Replication ETF and German Sovereign / Sub-Sovereign ETF
SAI	The Trust’s Statement of Additional Information dated October 1, 2011, as supplemented on January 25, 2012
SEC	U.S. Securities and Exchange Commission
Shares	The shares of the Funds
Trust	ProShares Trust
Trustee(s)	One or more of the trustees of the Trust

PROSHARES TRUST

The Trust is a Delaware statutory trust and is registered with the SEC as an open-end management investment company under the 1940 Act. The Trust was organized on May 29, 2002 and consists of multiple series, including the 110 Funds listed on the front cover of this SAI. Certain of the Trust’s series, not listed on the front cover of this SAI, are not discussed in this SAI.

Other funds may be added in the future. Each of the Funds is registered as a non-diversified management investment company.

The Funds are exchange-traded funds (“ETFs”) and the Shares are listed on an Exchange. The Shares trade on the relevant Exchange at market prices that may differ to some degree from the Shares’ net asset values (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.” Creation Units of the Ultra ProShares, Alpha ProShares and Specialty ProShares Funds are issued and redeemed in-kind for securities included in the relevant index (for purposes of this SAI, the term “index” includes the Merrill Lynch Factor Model – Exchange Series benchmark) and an amount of cash or entirely in cash, in each case at the discretion of the Advisor. Creation Units of the Short ProShares Funds are purchased and redeemed in cash. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

Reference is made to the Prospectuses for a discussion of the investment objectives and policies of each of the Funds. The discussion below supplements, and should be read in conjunction with, the applicable Prospectus. Portfolio management is provided to the Funds by ProShare Advisors, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

The investment restrictions of the Funds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of the Funds not specified as fundamental (including the index of a Fund) may be changed by the Trustees without the approval of shareholders.

It is the policy of the Funds to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, to attempt to remain nearly fully invested and not to take defensive positions.

The investment techniques and strategies discussed below may be used by a Fund if, in the opinion of the Advisor, the techniques or strategies may be advantageous to the Fund. A Fund is free to reduce or eliminate its use of any of these techniques or strategies without changing the Fund’s fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to a Fund, will result in the achievement of the Fund’s objectives. Also, there can be no assurance that any Fund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the Fund at a time that may not be opportune for shareholders.

The use of the term “favorable market conditions” in this SAI is intended to convey rising markets for the Ultra ProShares, Alpha ProShares and Specialty ProShares Funds and falling markets for the Short ProShares Funds. The use of the term “adverse market conditions” is intended to convey falling markets for the Ultra ProShares, Alpha ProShares and Specialty ProShares Funds, and rising markets for the Short ProShares Funds.

Exchange Listing and Trading

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of any Fund will continue to be met. The Exchange may remove a Fund from listing under certain circumstances.

As in the case of all equities traded on the Exchange, the brokers’ commission on transactions in the Funds will be based on negotiated commission rates at customary levels for retail customers.

In order to provide current Share pricing information, the Exchange disseminates an updated Indicative Optimized Portfolio Value (“IOPV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no warranty as to the accuracy of the IOPVs. IOPVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

General

A Fund may consider changing its index at any time, including if, for example, the current index becomes unavailable; the Board of Trustees believes that the current index no longer serves the investment needs of a majority of shareholders or that another index may better serve their needs; or if the financial or economic environment makes it difficult for the Fund’s investment results to correspond sufficiently to its current index. If believed appropriate, a Fund may specify an index for itself that is “leveraged” or proprietary. Of course, there can be no assurance that a Fund will achieve its objective.

Fundamental securities analysis is not used by ProShare Advisors in seeking to correlate a Fund’s investment returns with its index. Rather, ProShare Advisors primarily uses a mathematical approach to determine the investments a Fund makes and techniques it employs. While ProShare Advisors attempts to minimize any “tracking error,” certain factors tend to cause a Fund’s investment results to vary from a perfect correlation to its index. See “Special Considerations” below for additional details.

For purposes of this SAI, the word “invest” refers to a Fund directly and indirectly investing in securities or other instruments. Similarly, when used in this SAI, the word “investment” refers to a Fund’s direct and indirect investments in securities and other instruments. For example, the Funds typically invest indirectly in securities or instruments by using financial instruments with economic exposure similar to those securities or instruments.

Additional information concerning the Funds, their investments policies and techniques, and the securities and financial instruments in which they may invest is set forth below.

Name Policies

The Ultra ProShares, Alpha ProShares and Specialty ProShares Funds subject to the SEC “names rule” (Rule 35d-1 under the 1940 Act have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to securities contained in its index and/or financial instruments with similar economic characteristics. The Short ProShares Funds subject to the SEC “names rule” (Rule 35d-1 under the 1940 Act) have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to investments that, in combination, have economic characteristics that correlate to the inverse of its index. For purposes of each such investment policy, “assets” includes a Fund’s net assets, as well as amounts borrowed for investment purposes, if any. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records , as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Board has adopted a policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.

Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed-income securities, and the Funds are particularly sensitive to these market risks.

Foreign Securities

Certain of the Funds may invest in foreign issuers, securities traded principally in securities markets outside the United States, U.S.-traded securities of foreign issuers and/or securities denominated in foreign currencies (together “foreign securities”). Also, each Fund may seek exposure to foreign securities by investing in Depositary Receipts (discussed below). Foreign securities may involve special risks due to foreign economic, political and legal developments, including unfavorable changes in currency exchange rates, exchange control regulation (including currency blockage), expropriation or nationalization of assets, confiscatory taxation, taxation of income earned in foreign nations, withholding of portions of interest and dividends in certain countries and the possible difficulty of obtaining and enforcing judgments against foreign entities. Default in foreign government securities, political or social instability or diplomatic developments could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may differ from those applicable to U.S. companies. The growing interconnectivity of global economies and financial markets has increased the possibilities that conditions in any one country or region could have an adverse impact on issuers of securities in a different country or region.

In addition, the securities of some foreign governments, companies and securities markets are less liquid, and may be more volatile, than comparable domestic government securities, companies and markets. Some foreign investments may be subject to brokerage commissions and fees that are higher than those applicable to U.S. investments. A Fund also may be affected by different settlement practices or delayed settlements in some foreign markets. Furthermore, some foreign jurisdictions regulate and limit U.S. investments in the securities of certain issuers.

A Fund’s foreign investments that are related to developing (or “emerging market”) countries may be particularly volatile due to the aforementioned factors.

A Fund may value its financial instruments based upon foreign securities by using market prices of domestically-traded financial instruments with comparable foreign securities market exposure.

Exposure to Securities or Issuers in Specific Foreign Countries or Regions

Some Funds focus their investments in particular foreign geographical regions or countries. In addition to the risks of investing in foreign securities discussed above, the investments of such Funds may be exposed to special risks that are specific to the country or region in which the investments are focused. Furthermore, Funds with such a focus may be subject to additional risks associated with events in nearby countries or regions or those of a country’s principal trading partners. Additionally, some Funds have an investment focus in a foreign country or region that is an emerging market and, therefore, are subject to heightened risks relative to Funds that focus their investments in more developed countries or regions.

Futures Contracts and Related Options

The Funds may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. Cash-settled futures contracts obligate the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract.

The Funds generally choose to engage in closing or offsetting transactions before final settlement of a futures contract wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Funds may engage in related closing transactions with respect to options on futures contracts. The CFTC has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment advisor to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Advisor has claimed such an exclusion from registration as a commodity pool trading adviser under the Commodity Exchange Act, as amended (the “CEA”). Therefore, neither the Trust nor the Advisor is subject to the registration and regulatory requirements of the CEA. There are no limitations on the extent to which each Fund may engage in transactions involving futures and options thereon, except as set forth in the Funds’ Prospectus and this SAI. The foregoing is as of the date of this SAI, and may change in the future.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

When a Fund purchases or sells a futures contract, or buys or sells an option thereon, the Fund “covers” its position. To cover its position, a Fund may enter into an offsetting position or segregate with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position. When required by law, a Fund will segregate liquid assets in an amount equal to the value of the Fund’s total assets committed to the consummation of such futures contracts. Obligations under futures contracts so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities.

For example, a Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will earmark/segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund also may “cover” its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments whose prices of which are expected to move relatively consistently inversely with the futures contract. A Fund may “cover” its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently to the futures contract. A Fund may also “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may cover its long or short positions in futures by earmarking or segregating with its custodian bank or on the books and records of the Funds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will segregate or maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option. Obligations under futures contracts so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Forward Contracts

The Funds may enter into forward contracts for purposes of attempting to gain exposure to an index or asset without actually purchasing such asset, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed-upon amount of an underlying asset or the cash value of the underlying asset at an agreed-upon date. When required by law, a Fund will segregate liquid assets in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contracts. Obligations under forward contracts so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities. Forward contracts with terms greater than seven days may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations. A Fund will not enter into a forward contract unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor.

Options

The Funds may buy and write (sell) options for the purpose of realizing their investment objective. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing a call option a Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying asset against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying asset and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on an asset, a Fund may cover its position by owning the underlying asset on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying asset, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the Fund. When a Fund writes a put option, the Fund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a Fund to write call options on assets held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying assets alone.

If a Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Index Options

The Funds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions, or to create synthetic money market positions.

A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either (i) owns an offsetting position in securities or other options and/or (ii) earmarks or segregates with the Fund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

The Funds may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter (“OTC”) market as an investment vehicle for the purpose of realizing the Fund’s investment objective. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Some stock index options are based on a broad market index such as the S&P 500®, the New York Stock Exchange, Inc. (“NYSE”) Composite Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the “CBOE”) and other exchanges (“Options Exchanges”). Purchased OTC options and the cover for written OTC options will be subject to the relevant Fund’s 15% limitation on investment in illiquid securities. See “Illiquid Securities” below. When required by law, a Fund will segregate liquid assets in an amount equal to the value of the Fund’s total assets committed to the consummation of such options. Obligations under options so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities.

Each of the Options Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Options Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment advisor are combined for purposes of these limits. Pursuant to these limitations, an Options Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may buy or sell. The Advisor intends to comply with all limitations.

Swap Agreements

A principal investment strategy of the Funds is to invest in financial instruments whose value is derived from the value of an underlying asset, interest rate or index, which may include swap agreements, and, for the Short ProShares, which may be the primary or sole investment strategy (along with selling securities short). The Funds may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis”. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be senior securities for purposes of a Fund’s investment restriction concerning senior securities. Swap agreements with terms greater than seven days may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s right as a creditor.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g. securities comprising the relevant index), plus the dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. The timing and character of any income, gain or loss recognized by a Fund on the payment or payments made or received on a swap will vary depending upon the terms of the particular swap. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities within the meaning of the 1940 Act, and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties to perform. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into ISDA agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The foregoing is as of the date of this SAI, and may change in the future.

Short Sales

The Funds may engage in short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

The Funds may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short. Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale.

Short QQQ, UltraShort QQQ, UltraPro Short QQQ, Ultra QQQ and UltraPro QQQ will not sell short the equity securities of issuers contained in the NASDAQ-100 Index. Ultra and UltraShort Nasdaq Biotechnology will not sell short the securities of issues contained in the Nasdaq Biotechnology Index.

Depositary Receipts

The Funds may invest in depository receipts, including American Depositary Receipts (“ADRs”). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock outside the U.S., the Funds can avoid certain risks related to investing in foreign securities on non-U.S. markets.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

The Funds may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

U.S. Government Securities

The Funds may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these Funds employ, or for liquidity purposes.

U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. In addition, U.S. government securities include Treasury Inflation-Protected Securities (“TIPS”). TIPS are inflation-protected public obligations of the U.S. Treasury. These securities are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation – a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index such as the Consumer Price Index (“CPI”). A fixed-coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of the inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. In addition, TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), the Government National Mortgage Association (“Ginnie Mae” or “GNMA”),, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association the National Credit Union Administration and the Federal Agricultural Mortgage Corporation. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. On September 7, 2008, FNMA and the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), a similar U.S. government instrumentality, were placed into conservatorship by their new regulator, the Federal Housing Finance Agency. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both entities. No assurance can be given that the initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency but are not backed by the full faith and credit of the U.S. government, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. All U.S. government securities are subject to credit risk.

Yields on U.S. government securities depend on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund’s portfolio investments in these securities.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by ProShare Advisors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each of the Funds in repurchase agreements at times may be substantial when, in the view of ProShare Advisors, liquidity, investment, regulatory, or other considerations so warrant.

Money Market Instruments

To seek its investment objective, as a cash reserve, for liquidity purposes, or as “cover” for positions it has taken, a Fund may invest all or part of its assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances or repurchase agreements secured by U.S. government securities.

Other Fixed Income Securities

Each Fund may invest in a wide range of fixed-income securities, which may include foreign sovereign, sub-sovereign and supranational bonds, as well as any other obligations of any rating or maturity such as foreign and domestic investment grade corporate debt securities and lower-rated corporate debt securities (commonly known as “junk bonds”). Lower-rated or high yield debt securities include corporate high yield debt securities, zero-coupon securities, payment-in-kind securities, and STRIPS. Investment grade corporate bonds are those rated BBB or better by S&P or Baa or better by Moody’s. Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. The Funds may also invest in unrated securities.

FOREIGN SOVEREIGN, SUB-SOVEREIGN AND SUPRANATIONAL SECURITIES. The Funds may invest in fixed-rate debt securities issued by non-U.S. governments (foreign sovereign bonds), local governments, entities or agencies of non-U.S. country (foreign sub-sovereign bonds) as well as by two or more central governments or institutions (supranational bonds). These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Such an event impacting a security held by a Fund would likely have an adverse impact on the Fund’s returns. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for a Fund to source. This may cause a Fund, at times, to pay a premium to obtain such securities for its own portfolio. For more information related to foreign sovereign, sub-sovereign and supranational securities, see “Foreign Securities” and “Exposure to Securities or Issuers in Specific Foreign Countries or Regions” above.

CORPORATE DEBT SECURITIES. Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

JUNK BONDS. “Junk Bonds” generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit each Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. Each Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security will assist in meeting each Fund’s investment objective.

UNRATED DEBT SECURITIES. The Funds may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

COVERED BONDS. The Funds may invest in covered bonds, which are debt securities issued by banks or other credit institutions that are backed by both the issuing institution and underlying pool of assets that compose the bond (a “cover pool”). The cover pool for a covered bond is typically composed of residential or commercial mortgage loans or loans to public sector institutions. A covered bond may lose value if the credit rating of the issuing bank or credit institution is downgraded or the quality of the assets in the cover pool deteriorates.

Borrowing

The Funds may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per Share of the Fund will fluctuate more when the Fund is leveraging its investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as ProShare Advisors deems appropriate in connection with any borrowings.

Each Fund may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a Fund “covers” its repurchase obligations: such agreement will not be considered to be a senior security and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that Fund.

When-Issued and Delayed-Delivery Securities

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. Each Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

The Trust will earmark or segregate cash or liquid instruments equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities.

Investments in Other Investment Companies

The Funds may invest in the securities of other investment companies, including ETFs, to the extent that such an investment would be consistent with the requirements of the 1940 Act or any exemptive order issued by the SEC. If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Because most ETFs are investment companies, absent exemptive relief, investments in such funds generally would be limited under applicable federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. A Fund may invest in certain ETFs in excess of the statutory limit in reliance on an exemptive order issued by the SEC to those entities and pursuant to procedures approved by the Board provided that the Fund complies with the conditions of the exemptive relief, as they may be amended from time to time, and any other applicable investment limitations.

Real Estate Investment Trusts

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs invest in construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and failing to maintain exempt status under the 1940 Act.

Illiquid Securities

Each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when ProShare Advisors considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The SEC staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to ProShare Advisors. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security that when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security that was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the Fund’s liquidity.

Portfolio Turnover

A Fund’s portfolio turnover may vary from year to year, as well as within a year. The nature of the Funds may cause the Funds to experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of a Fund’s investors, as well as each Fund’s investment objective and strategies. The overall reasonableness of brokerage commissions is evaluated by ProShare Advisors based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. In addition, a Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. “Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include futures contracts, swap agreements and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year. ETFs, such as the Funds, may incur very low levels of portfolio turnover (or none at all in accordance with the SEC methodology described above) because of the way in which they operate and the way shares are created in creation units. However, a low or zero Portfolio Turnover Rate should not be assumed to be indicative of the amount of gains that a Fund may or may not distribute to shareholders, as the instruments excluded from the calculation described above may have generated taxable gains upon their sale or maturity. For those Funds that commenced operations prior to May 31, 2011, each such Fund’s turnover rate for the period from that Fund’s commencement of operations to May 31, 2011 is set forth in the Annual Report to shareholders. Annual Portfolio turnover rates are also shown in each Fund’s Prospectus.

SPECIAL CONSIDERATIONS

As discussed above and in the Prospectuses, the Funds present certain risks, some of which are further described below.

Tracking and Correlation

Several factors may affect a Fund’s ability to achieve a high degree of correlation within its Index. Among these factors are: (1) a Fund’s fees and expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of associated with the use of derivatives; (2) less than all of the securities in the index being held by a Fund and securities not included in the index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a Fund may differ from estimated transactions reported prior to the time share prices are calculated; (10) limit up or limit down trading halts on options or futures contracts which may prevent a Fund from purchasing or selling options or futures contracts; (11) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; and (12) fluctuations in currency exchange rates. Each Fund, except the Alpha ProShares Funds or Specialty ProShares Funds, has a single day investment objective to match a multiple (2x or 3x), the inverse (-1x) or a multiple of the inverse (-2x or -3x) of the performance of an index on a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. These Funds are subject to the correlation risks described above. In addition, while a close correlation of any Fund to its index may be achieved on any single trading day for certain Funds, over time, the cumulative percentage increase or decrease in the NAV of the Shares may diverge, in some cases significantly, from the cumulative percentage decrease or increase in the index due to a compounding effect as further described in the Prospectuses.

In addition, because the Funds rebalance their index exposure at the end of each trading day, disparities between estimated and actual purchases and redemptions of a Fund may cause the Fund to be over-or under-exposed to its index. This may result in greater tracking and correlation error.

Also, while the Advisor takes steps to ensure that each Fund is appropriately and proportionately exposed to its index by the end of each day to meet its daily investment objective, deviations in the anticipated and actual net assets of the Fund may cause the Fund to be over- or under-exposed to its index. This may results in greater tracking and correlation error and could cause the Fund to lose money.

Leverage

Each Fund intends to use, on a regular basis, leverage in pursuing its investment objectives. Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the amount the Fund has invested. Utilization of leverage involves special risks and should be considered to be speculative. Specifically, leverage creates the potential for greater gains to Fund shareholders during favorable market conditions and the risk of magnified losses during adverse market conditions, and the risk of magnified losses during adverse market conditions. Leverage is likely to cause higher volatility of the NAVs of these Funds’ Shares. Leverage may also involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest which would decrease the Fund’s total return to shareholders. If these Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

•Special Note Regarding the Correlation Risks of Leveraged, Inverse or Inverse Leveraged Funds (all Funds except Alpha ProShares Funds and Specialty Funds). As a result of compounding, for periods greater than one day, the use of leverage tends to cause the performance of a Fund to vary from its index’s performance times the stated multiple in the Fund’s investment objective. Compounding affects all investments, but has a more significant impact on leveraged, inverse and inverse leveraged funds. Four factors significantly affect how close daily compounded returns are to longer-term index returns times the fund’s multiple: the length of the holding period, index volatility, whether the multiple is positive or inverse, and its leverage level. Longer holding periods, higher index volatility, inverse multiples and greater leverage each can lead to returns farther from the multiple times the index return. As the tables below show, particularly during periods of higher index volatility, compounding will cause longer term results to vary from the index performance times the stated multiple in the Fund’s investment objective. This effect becomes more pronounced as volatility increases.

A leveraged inverse, and inverse leveraged Fund’s return for periods longer than one day is primarily a function of the following:

a)	index performance;

b)	index volatility;

c)	period of time.

d)	financing rates associated with leverage or inverse exposure;

e)	other Fund expenses; and

f)	dividends or interest paid with respect to securities included in the index.

The performance for a leveraged, inverse or inverse leveraged Fund can be estimated given any set of assumptions for the factors described above. The tables on the next five pages illustrate the impact of two factors, index volatility and index performance, on a leveraged, inverse or inverse leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated Fund returns for a number of combinations of index performance and index volatility over a one-year period. Assumptions used in the tables include: (a) no dividends paid with respect to equity securities included in the index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage or inverse exposure) of zero percent. If Fund expenses and/or actual borrowing lending rates were reflected, the Fund’s performance would be lower than shown.

The first table below shows a performance example of an Ultra ProShares Fund (which has an investment objective to correspond to twice (2x) the daily performance of the an index. The Ultra ProShares Fund could be expected to achieve a 20% return on a yearly basis if the index performance was 10%, absent any costs, the correlation risk or other factors described above and in the Prospectuses under “Correlation Risk” and “Compounding Risk.” However, as the table shows, with an index volatility of 20%, such a Fund would return 16.3%, again absent any costs or other factors described above and in the Prospectus under “Correlation Risk” and “Compounding Risk.” In the charts below, areas shaded lighter represent those scenarios where a leveraged Fund with the investment objective described will return the same as or outperform (i.e., return more than) the index performance times the stated multiple in the Fund’s investment objective; conversely, areas shaded darker represent those scenarios where the Fund will underperform (i.e., return less than) the index performance times the stated multiple in the Fund’s investment objective.

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fund Fees and Expenses and Leverage Costs, that Correspond to Twice (2x) the Daily Performance of an Index.

One Year Index Performance	200% One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	-120%	-84.0%	-84.0%	-84.2%	-84.4%	-84.6%	-85.0%	-85.4%	-85.8%	-86.4%	-86.9%	-87.5%	-88.2%	-88.8%
-55%	-110%	-79.8%	-79.8%	-80.0%	-80.2%	-80.5%	-81.0%	-81.5%	-82.1%	-82.7%	-83.5%	-84.2%	-85.0%	-85.9%
-50%	-100%	-75.0%	-75.1%	-75.2%	-75.6%	-76.0%	-76.5%	-77.2%	-77.9%	-78.7%	-79.6%	-80.5%	-81.5%	-82.6%
-45%	-90%	-69.8%	-69.8%	-70.1%	-70.4%	-70.9%	-71.6%	-72.4%	-73.2%	-74.2%	-75.3%	-76.4%	-77.6%	-78.9%
-40%	-80%	-64.0%	-64.1%	-64.4%	-64.8%	-65.4%	-66.2%	-67.1%	-68.2%	-69.3%	-70.6%	-72.0%	-73.4%	-74.9%
-35%	-70%	-57.8%	-57.9%	-58.2%	-58.7%	-59.4%	-60.3%	-61.4%	-62.6%	-64.0%	-65.5%	-67.1%	-68.8%	-70.5%
-30%	-60%	-51.0%	-51.1%	-51.5%	-52.1%	-52.9%	-54.0%	-55.2%	-56.6%	-58.2%	-60.0%	-61.8%	-63.8%	-65.8%
-25%	-50%	-43.8%	-43.9%	-44.3%	-45.0%	-46.0%	-47.2%	-48.6%	-50.2%	-52.1%	-54.1%	-56.2%	-58.4%	-60.8%
-20%	-40%	-36.0%	-36.2%	-36.6%	-37.4%	-38.5%	-39.9%	-41.5%	-43.4%	-45.5%	-47.7%	-50.2%	-52.7%	-55.3%
-15%	-30%	-27.8%	-27.9%	-28.5%	-29.4%	-30.6%	-32.1%	-34.0%	-36.1%	-38.4%	-41.0%	-43.7%	-46.6%	-49.6%
-10%	-20%	-19.0%	-19.2%	-19.8%	-20.8%	-22.2%	-23.9%	-26.0%	-28.3%	-31.0%	-33.8%	-36.9%	-40.1%	-43.5%
-5%	-10%	-9.8%	-10.0%	-10.6%	-11.8%	-13.3%	-15.2%	-17.5%	-20.2%	-23.1%	-26.3%	-29.7%	-33.3%	-37.0%
0%	0%	0.0%	-0.2%	-1.0%	-2.2%	-3.9%	-6.1%	-8.6%	-11.5%	-14.8%	-18.3%	-22.1%	-26.1%	-30.2%
5%	10%	10.3%	10.0%	9.2%	7.8%	5.9%	3.6%	0.8%	-2.5%	-6.1%	-10.0%	-14.1%	-18.5%	-23.1%
10%	20%	21.0%	20.7%	19.8%	18.3%	16.3%	13.7%	10.6%	7.0%	3.1%	-1.2%	-5.8%	-10.6%	-15.6%
15%	30%	32.3%	31.9%	30.9%	29.3%	27.1%	24.2%	20.9%	17.0%	12.7%	8.0%	3.0%	-2.3%	-7.7%
20%	40%	44.0%	43.6%	42.6%	40.8%	38.4%	35.3%	31.6%	27.4%	22.7%	17.6%	12.1%	6.4%	0.5%
25%	50%	56.3%	55.9%	54.7%	52.8%	50.1%	46.8%	42.8%	38.2%	33.1%	27.6%	21.7%	15.5%	9.0%
30%	60%	69.0%	68.6%	67.3%	65.2%	62.4%	58.8%	54.5%	49.5%	44.0%	38.0%	31.6%	24.9%	17.9%
35%	70%	82.3%	81.8%	80.4%	78.2%	75.1%	71.2%	66.6%	61.2%	55.3%	48.8%	41.9%	34.7%	27.2%
40%	80%	96.0%	95.5%	94.0%	91.6%	88.3%	84.1%	79.1%	73.4%	67.0%	60.1%	52.6%	44.8%	36.7%
45%	90%	110.3%	109.7%	108.2%	105.6%	102.0%	97.5%	92.2%	86.0%	79.2%	71.7%	63.7%	55.4%	46.7%
50%	100%	125.0%	124.4%	122.8%	120.0%	116.2%	111.4%	105.6%	99.1%	91.7%	83.8%	75.2%	66.3%	57.0%
55%	110%	140.3%	139.7%	137.9%	134.9%	130.8%	125.7%	119.6%	112.6%	104.7%	96.2%	87.1%	77.5%	67.6%
60%	120%	156.0%	155.4%	153.5%	150.3%	146.0%	140.5%	134.0%	126.5%	118.1%	109.1%	99.4%	89.2%	78.6%

The table below shows a performance example of a Short ProShares Fund (which has an investment objective to correspond to the inverse (-1x) of the daily performance of an index). In the chart below, areas shaded lighter represent those scenarios where a Short ProShares Fund will return the same or outperform (i.e., return more than) the index performance; conversely areas shaded darker represent those scenarios where a Short ProShares Fund will underperform (i.e., return less than) the index performance.

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to the Inverse (-1x) of the Daily Performance of an Index.

One Year Index Performance	Inverse of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	60%	150.0%	149.4%	147.5%	144.4%	140.2%	134.9%	128.5%	121.2%	113.0%	104.2%	94.7%	84.7%	74.4%
-55%	55%	122.2%	121.7%	120.0%	117.3%	113.5%	108.8%	103.1%	96.6%	89.4%	81.5%	73.1%	64.2%	55.0%
-50%	50%	100.0%	99.5%	98.0%	95.6%	92.2%	87.9%	82.8%	76.9%	70.4%	63.3%	55.8%	47.8%	39.5%
-45%	45%	81.8%	81.4%	80.0%	77.8%	74.7%	70.8%	66.2%	60.9%	54.9%	48.5%	41.6%	34.4%	26.9%
-40%	40%	66.7%	66.3%	65.0%	63.0%	60.1%	56.6%	52.3%	47.5%	42.0%	36.1%	29.8%	23.2%	16.3%
-35%	35%	53.8%	53.5%	52.3%	50.4%	47.8%	44.5%	40.6%	36.1%	31.1%	25.6%	19.8%	13.7%	7.3%
-30%	30%	42.9%	42.5%	41.4%	39.7%	37.3%	34.2%	30.6%	26.4%	21.7%	16.7%	11.3%	5.6%	-0.3%
-25%	25%	33.3%	33.0%	32.0%	30.4%	28.1%	25.3%	21.9%	18.0%	13.6%	8.9%	3.8%	-1.5%	-7.0%
-20%	20%	25.0%	24.7%	23.8%	22.2%	20.1%	17.4%	14.2%	10.6%	6.5%	2.1%	-2.6%	-7.6%	-12.8%
-15%	15%	17.6%	17.4%	16.5%	15.0%	13.0%	10.5%	7.5%	4.1%	0.3%	-3.9%	-8.4%	-13.1%	-17.9%
-10%	10%	11.1%	10.8%	10.0%	8.6%	6.8%	4.4%	1.5%	-1.7%	-5.3%	-9.3%	-13.5%	-17.9%	-22.5%
-5%	5%	5.3%	5.0%	4.2%	2.9%	1.1%	-1.1%	-3.8%	-6.9%	-10.3%	-14.0%	-18.0%	-22.2%	-26.6%
0%	0%	0.0%	-0.2%	-1.0%	-2.2%	-3.9%	-6.1%	-8.6%	-11.5%	-14.8%	-18.3%	-22.1%	-26.1%	-30.2%
5%	-5%	-4.8%	-5.0%	-5.7%	-6.9%	-8.5%	-10.5%	-13.0%	-15.7%	-18.8%	-22.2%	-25.8%	-29.6%	-33.6%
10%	-10%	-9.1%	-9.3%	-10.0%	-11.1%	-12.7%	-14.6%	-16.9%	-19.6%	-22.5%	-25.8%	-29.2%	-32.8%	-36.6%
15%	-15%	-13.0%	-13.3%	-13.9%	-15.0%	-16.5%	-18.3%	-20.5%	-23.1%	-25.9%	-29.0%	-32.3%	-35.7%	-39.3%
20%	-20%	-16.7%	-16.9%	-17.5%	-18.5%	-19.9%	-21.7%	-23.8%	-26.3%	-29.0%	-31.9%	-35.1%	-38.4%	-41.9%
25%	-25%	-20.0%	-20.2%	-20.8%	-21.8%	-23.1%	-24.8%	-26.9%	-29.2%	-31.8%	-34.7%	-37.7%	-40.9%	-44.2%
30%	-30%	-23.1%	-23.3%	-23.8%	-24.8%	-26.1%	-27.7%	-29.7%	-31.9%	-34.5%	-37.2%	-40.1%	-43.2%	-46.3%
35%	-35%	-25.9%	-26.1%	-26.7%	-27.6%	-28.8%	-30.4%	-32.3%	-34.5%	-36.9%	-39.5%	-42.3%	-45.3%	-48.3%
40%	-40%	-28.6%	-28.7%	-29.3%	-30.2%	-31.4%	-32.9%	-34.7%	-36.8%	-39.1%	-41.7%	-44.4%	-47.2%	-50.2%
45%	-45%	-31.0%	-31.2%	-31.7%	-32.6%	-33.7%	-35.2%	-37.0%	-39.0%	-41.2%	-43.7%	-46.3%	-49.0%	-51.9%
50%	-50%	-33.3%	-33.5%	-34.0%	-34.8%	-35.9%	-37.4%	-39.1%	-41.0%	-43.2%	-45.6%	-48.1%	-50.7%	-53.5%
55%	-55%	-35.5%	-35.6%	-36.1%	-36.9%	-38.0%	-39.4%	-41.0%	-42.9%	-45.0%	-47.3%	-49.8%	-52.3%	-55.0%
60%	-60%	-37.5%	-37.7%	-38.1%	-38.9%	-40.0%	-41.3%	-42.9%	-44.7%	-46.7%	-49.0%	-51.3%	-53.8%	-56.4%

The table below shows a performance example of an UltraShort ProShares Fund (which has an investment objective to correspond to twice the inverse (-2x) of the daily performance of an index). In the chart below, areas shaded lighter represent those scenarios where an UltraShort ProShares Fund will return the same or outperform (i.e., return more than) the index performance; conversely areas shaded darker represent those scenarios where an UltraShort ProShares Fund will underperform (i.e., return less than) the index performance.

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to Twice the Inverse (-2x) of the Daily Performance of an Index.

One Year Index Performance	200% Inverse of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	120%	525.0%	520.3%	506.5%	484.2%	454.3%	418.1%	377.1%	332.8%	286.7%	240.4%	195.2%	152.2%	112.2%
-55%	110%	393.8%	390.1%	379.2%	361.6%	338.0%	309.4%	277.0%	242.0%	205.6%	169.0%	133.3%	99.3%	67.7%
-50%	100%	300.0%	297.0%	288.2%	273.9%	254.8%	231.6%	205.4%	177.0%	147.5%	117.9%	88.9%	61.4%	35.8%
-45%	90%	230.6%	228.1%	220.8%	209.0%	193.2%	174.1%	152.4%	128.9%	104.6%	80.1%	56.2%	33.4%	12.3%
-40%	80%	177.8%	175.7%	169.6%	159.6%	146.4%	130.3%	112.0%	92.4%	71.9%	51.3%	31.2%	12.1%	-5.7%
-35%	70%	136.7%	134.9%	129.7%	121.2%	109.9%	96.2%	80.7%	63.9%	46.5%	28.9%	11.8%	-4.5%	-19.6%
-30%	60%	104.1%	102.6%	98.1%	90.8%	81.0%	69.2%	55.8%	41.3%	26.3%	11.2%	-3.6%	-17.6%	-30.7%
-25%	50%	77.8%	76.4%	72.5%	66.2%	57.7%	47.4%	35.7%	23.1%	10.0%	-3.2%	-16.0%	-28.3%	-39.6%
-20%	40%	56.3%	55.1%	51.6%	46.1%	38.6%	29.5%	19.3%	8.2%	-3.3%	-14.9%	-26.2%	-36.9%	-46.9%
-15%	30%	38.4%	37.4%	34.3%	29.4%	22.8%	14.7%	5.7%	-4.2%	-14.4%	-24.6%	-34.6%	-44.1%	-53.0%
-10%	20%	23.5%	22.5%	19.8%	15.4%	9.5%	2.3%	-5.8%	-14.5%	-23.6%	-32.8%	-41.7%	-50.2%	-58.1%
-5%	10%	10.8%	10.0%	7.5%	3.6%	-1.7%	-8.1%	-15.4%	-23.3%	-31.4%	-39.6%	-47.7%	-55.3%	-62.4%
0%	0%	0.0%	-0.7%	-3.0%	-6.5%	-11.3%	-17.1%	-23.7%	-30.8%	-38.1%	-45.5%	-52.8%	-59.6%	-66.0%
5%	-10%	-9.3%	-10.0%	-12.0%	-15.2%	-19.6%	-24.8%	-30.8%	-37.2%	-43.9%	-50.6%	-57.2%	-63.4%	-69.2%
10%	-20%	-17.4%	-18.0%	-19.8%	-22.7%	-26.7%	-31.5%	-36.9%	-42.8%	-48.9%	-55.0%	-61.0%	-66.7%	-71.9%
15%	-30%	-24.4%	-25.0%	-26.6%	-29.3%	-32.9%	-37.3%	-42.3%	-47.6%	-53.2%	-58.8%	-64.3%	-69.5%	-74.3%
20%	-40%	-30.6%	-31.1%	-32.6%	-35.1%	-38.4%	-42.4%	-47.0%	-51.9%	-57.0%	-62.2%	-67.2%	-72.0%	-76.4%
25%	-50%	-36.0%	-36.5%	-37.9%	-40.2%	-43.2%	-46.9%	-51.1%	-55.7%	-60.4%	-65.1%	-69.8%	-74.2%	-78.3%
30%	-60%	-40.8%	-41.3%	-42.6%	-44.7%	-47.5%	-50.9%	-54.8%	-59.0%	-63.4%	-67.8%	-72.0%	-76.1%	-79.9%
35%	-70%	-45.1%	-45.5%	-46.8%	-48.7%	-51.3%	-54.5%	-58.1%	-62.0%	-66.0%	-70.1%	-74.1%	-77.9%	-81.4%
40%	-80%	-49.0%	-49.4%	-50.5%	-52.3%	-54.7%	-57.7%	-61.1%	-64.7%	-68.4%	-72.2%	-75.9%	-79.4%	-82.7%
45%	-90%	-52.4%	-52.8%	-53.8%	-55.5%	-57.8%	-60.6%	-63.7%	-67.1%	-70.6%	-74.1%	-77.5%	-80.8%	-83.8%
50%	-100%	-55.6%	-55.9%	-56.9%	-58.5%	-60.6%	-63.2%	-66.1%	-69.2%	-72.5%	-75.8%	-79.0%	-82.1%	-84.9%
55%	-110%	-58.4%	-58.7%	-59.6%	-61.1%	-63.1%	-65.5%	-68.2%	-71.2%	-74.2%	-77.3%	-80.3%	-83.2%	-85.9%
60%	-120%	-60.9%	-61.2%	-62.1%	-63.5%	-65.4%	-67.6%	-70.2%	-73.0%	-75.8%	-78.7%	-81.5%	-84.2%	-86.7%

The tables below show performance examples of an UltraPro and UltraPro Short ProShares Fund (which have investment objectives to correspond to three times (3x) and three times the inverse of (-3x), respectively, the daily performance of an index). In the charts below, areas shaded lighter represent those scenarios where a Fund will return the same as or outperform (i.e., return more than) the index performance times the stated multiple in the Fund’s investment objective; conversely, areas shaded darker represent those scenarios where the Fund will underperform (i.e., return less than) the index performance times the stated multiple in the Fund’s investment objective.

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fund Fees and Expenses and Leverage Costs, that Correspond to Three Times (3x) the Daily Performance of an Index.

One Year Index Performance	300% One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	-180%	-93.6%	-93.6%	-93.8%	-94.0%	-94.3%	-94.7%	-95.1%	-95.6%	-96.0%	-96.5%	-97.0%	-97.4%	-97.8%
-55%	-165%	-90.9%	-91.0%	-91.2%	-91.5%	-91.9%	-92.4%	-93.0%	-93.7%	-94.4%	-95.0%	-95.7%	-96.3%	-96.9%
-50%	-150%	-87.5%	-87.6%	-87.9%	-88.3%	-88.9%	-89.6%	-90.5%	-91.3%	-92.3%	-93.2%	-94.1%	-95.0%	-95.8%
-45%	-135%	-83.4%	-83.5%	-83.9%	-84.4%	-85.2%	-86.2%	-87.3%	-88.5%	-89.7%	-90.9%	-92.1%	-93.3%	-94.3%
-40%	-120%	-78.4%	-78.6%	-79.0%	-79.8%	-80.8%	-82.1%	-83.5%	-85.0%	-86.6%	-88.2%	-89.8%	-91.3%	-92.7%
-35%	-105%	-72.5%	-72.7%	-73.3%	-74.3%	-75.6%	-77.2%	-79.0%	-81.0%	-83.0%	-85.0%	-87.0%	-88.9%	-90.7%
-30%	-90%	-65.7%	-66.0%	-66.7%	-67.9%	-69.6%	-71.6%	-73.8%	-76.2%	-78.8%	-81.3%	-83.8%	-86.2%	-88.4%
-25%	-75%	-57.8%	-58.1%	-59.1%	-60.6%	-62.6%	-65.0%	-67.8%	-70.8%	-73.9%	-77.0%	-80.1%	-83.0%	-85.7%
-20%	-60%	-48.8%	-49.2%	-50.3%	-52.1%	-54.6%	-57.6%	-60.9%	-64.5%	-68.3%	-72.1%	-75.8%	-79.3%	-82.6%
-15%	-45%	-38.6%	-39.0%	-40.4%	-42.6%	-45.5%	-49.1%	-53.1%	-57.5%	-62.0%	-66.5%	-71.0%	-75.2%	-79.1%
-10%	-30%	-27.1%	-27.6%	-29.3%	-31.9%	-35.3%	-39.6%	-44.3%	-49.5%	-54.9%	-60.3%	-65.6%	-70.6%	-75.2%
-5%	-15%	-14.3%	-14.9%	-16.8%	-19.9%	-24.0%	-28.9%	-34.5%	-40.6%	-46.9%	-53.3%	-59.5%	-65.4%	-70.9%
0%	0%	0.0%	-0.7%	-3.0%	-6.5%	-11.3%	-17.1%	-23.7%	-30.8%	-38.1%	-45.5%	-52.8%	-59.6%	-66.0%
5%	15%	15.8%	14.9%	12.3%	8.2%	2.7%	-4.0%	-11.6%	-19.8%	-28.4%	-36.9%	-45.3%	-53.3%	-60.7%
10%	30%	33.1%	32.1%	29.2%	24.4%	18.0%	10.3%	1.6%	-7.8%	-17.6%	-27.5%	-37.1%	-46.3%	-54.8%
15%	45%	52.1%	51.0%	47.6%	42.2%	34.9%	26.1%	16.1%	5.3%	-5.9%	-17.2%	-28.2%	-38.6%	-48.4%
20%	60%	72.8%	71.5%	67.7%	61.5%	53.3%	43.3%	31.9%	19.7%	6.9%	-5.9%	-18.4%	-30.3%	-41.3%
25%	75%	95.3%	93.9%	89.5%	82.6%	73.2%	61.9%	49.1%	35.2%	20.9%	6.4%	-7.7%	-21.2%	-33.7%
30%	90%	119.7%	118.1%	113.2%	105.4%	94.9%	82.1%	67.7%	52.1%	35.9%	19.7%	3.8%	-11.3%	-25.4%
35%	105%	146.0%	144.2%	138.8%	130.0%	118.2%	104.0%	87.8%	70.4%	52.2%	34.0%	16.2%	-0.7%	-16.4%
40%	120%	174.4%	172.3%	166.3%	156.5%	143.4%	127.5%	109.5%	90.0%	69.8%	49.5%	29.6%	10.7%	-6.8%
45%	135%	204.9%	202.6%	195.9%	185.0%	170.4%	152.7%	132.7%	111.1%	88.6%	66.1%	44.0%	23.0%	3.5%
50%	150%	237.5%	235.0%	227.5%	215.5%	199.3%	179.8%	157.6%	133.7%	108.8%	83.8%	59.4%	36.2%	14.6%
55%	165%	272.4%	269.6%	261.4%	248.1%	230.3%	208.7%	184.3%	157.9%	130.4%	102.8%	75.9%	50.3%	26.5%
60%	180%	309.6%	306.5%	297.5%	282.9%	263.3%	239.6%	212.7%	183.6%	153.5%	123.1%	93.5%	65.3%	39.1%

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to Three Times the Inverse (-3x) of the Daily Performance of an Index.

One Year Index Performance	300% Inverse of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	180%	462.5%	439.2%	371.5%	265.2%	129.1%	973.9%	810.5%	649.2%	498.3%	363.6%	248.6%	154.4%	80.2%
-55%	165%	997.4%	981.1%	933.5%	858.8%	763.2%	654.2%	539.5%	426.2%	320.2%	225.6%	144.9%	78.7%	26.6%
-50%	150%	700.0%	688.1%	653.4%	599.0%	529.3%	449.8%	366.2%	283.6%	206.3%	137.4%	78.5%	30.3%	-7.7%
-45%	135%	501.1%	492.1%	466.0%	425.1%	372.8%	313.1%	250.3%	188.2%	130.1%	78.3%	34.1%	-2.1%	-30.7%
-40%	120%	363.0%	356.1%	336.0%	304.5%	264.2%	218.2%	169.8%	122.0%	77.3%	37.4%	3.3%	-24.6%	-46.6%
-35%	105%	264.1%	258.7%	242.9%	218.1%	186.4%	150.3%	112.2%	74.6%	39.4%	8.0%	-18.8%	-40.7%	-58.0%
-30%	90%	191.5%	187.2%	174.6%	154.7%	129.3%	100.4%	69.9%	39.8%	11.6%	-13.5%	-34.9%	-52.5%	-66.4%
-25%	75%	137.0%	133.5%	123.2%	107.1%	86.5%	62.9%	38.1%	13.7%	-9.2%	-29.7%	-47.1%	-61.4%	-72.7%
-20%	60%	95.3%	92.4%	83.9%	70.6%	53.6%	34.2%	13.8%	-6.3%	-25.2%	-42.0%	-56.4%	-68.2%	-77.5%
-15%	45%	62.8%	60.4%	53.4%	42.3%	28.1%	11.9%	-5.1%	-21.9%	-37.7%	-51.7%	-63.7%	-73.5%	-81.2%
-10%	30%	37.2%	35.1%	29.2%	19.9%	7.9%	-5.7%	-20.1%	-34.2%	-47.5%	-59.3%	-69.4%	-77.7%	-84.2%
-5%	15%	16.6%	14.9%	9.8%	1.9%	-8.3%	-19.8%	-32.0%	-44.1%	-55.3%	-65.4%	-74.0%	-81.0%	-86.5%
0%	0%	0.0%	-1.5%	-5.8%	-12.6%	-21.3%	-31.3%	-41.7%	-52.0%	-61.7%	-70.3%	-77.7%	-83.7%	-88.5%
5%	-15%	-13.6%	-14.9%	-18.6%	-24.5%	-32.0%	-40.6%	-49.7%	-58.6%	-66.9%	-74.4%	-80.7%	-85.9%	-90.0%
10%	-30%	-24.9%	-26.0%	-29.2%	-34.4%	-40.9%	-48.4%	-56.2%	-64.0%	-71.2%	-77.7%	-83.2%	-87.8%	-91.3%
15%	-45%	-34.2%	-35.2%	-38.1%	-42.6%	-48.3%	-54.8%	-61.7%	-68.5%	-74.8%	-80.5%	-85.3%	-89.3%	-92.4%
20%	-60%	-42.1%	-43.0%	-45.5%	-49.4%	-54.5%	-60.2%	-66.3%	-72.3%	-77.8%	-82.8%	-87.1%	-90.6%	-93.3%
25%	-75%	-48.8%	-49.6%	-51.8%	-55.3%	-59.7%	-64.8%	-70.2%	-75.4%	-80.4%	-84.8%	-88.6%	-91.7%	-94.1%
30%	-90%	-54.5%	-55.2%	-57.1%	-60.2%	-64.2%	-68.7%	-73.5%	-78.2%	-82.6%	-86.5%	-89.8%	-92.6%	-94.8%
35%	-105%	-59.4%	-60.0%	-61.7%	-64.5%	-68.0%	-72.1%	-76.3%	-80.5%	-84.4%	-87.9%	-90.9%	-93.4%	-95.3%
40%	-120%	-63.6%	-64.1%	-65.7%	-68.2%	-71.3%	-75.0%	-78.8%	-82.5%	-86.0%	-89.2%	-91.9%	-94.1%	-95.8%
45%	-135%	-67.2%	-67.7%	-69.1%	-71.3%	-74.2%	-77.5%	-80.9%	-84.3%	-87.4%	-90.3%	-92.7%	-94.7%	-96.2%
50%	-150%	-70.4%	-70.8%	-72.1%	-74.1%	-76.7%	-79.6%	-82.7%	-85.8%	-88.7%	-91.2%	-93.4%	-95.2%	-96.6%
55%	-165%	-73.1%	-73.5%	-74.7%	-76.5%	-78.9%	-81.5%	-84.4%	-87.1%	-89.7%	-92.0%	-94.0%	-95.6%	-96.9%
60%	-180%	-75.6%	-75.9%	-77.0%	-78.7%	-80.8%	-83.2%	-85.8%	-88.3%	-90.7%	-92.8%	-94.6%	-96.0%	-97.2%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a leveraged, inverse or inverse leveraged Fund. The Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of factors discussed above or under “Correlation Risk” and “Compounding Risk” in the Fund’s Prospectus.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Code, which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. Under current law, a Fund that is “non-diversified” but operates continuously as a “diversified” fund for three years shall become “diversified,” and thereafter may not operate as a “non-diversified” fund absent a shareholder vote.

Risks to Management

There may be circumstances outside the control of the Advisor, Trust, Administrator (as defined below), transfer agent, custodian, Distributor (as defined below), and/or a Fund that make it, for all practical purposes, impossible to re-position such Fund and/or to process a purchase or redemption order. Examples of such circumstances include: natural disasters; public service disruptions or utility problems such as those caused by fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the aforementioned parties, as well as the DTC, the NSCC, or any other participant in the purchase process; and similar extraordinary events. Accordingly, while the Advisor has implemented and tested a business continuity plan that transfers functions of any disrupted facility to another location and has effected a disaster recovery plan, circumstances, such as those above, may prevent a Fund from being operated in a manner consistent with its investment objective and/or principal investment strategies.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as that term is defined in the 1940 Act. As defined in the 1940 Act, the vote of a majority of the outstanding voting securities means the lesser of: (i) 67% or more of the voting securities of the series present at a duly called meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the series are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the series. (All policies of a Fund not specifically identified in this SAI or its Prospectus as fundamental may be changed without a vote of the shareholders of the Fund, upon approval of a majority of the Trustees.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

A Fund may not:

1.	Make investments for the purpose of exercising control or management.

2.	Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

3.	Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except, further, that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this SAI, as they may be amended from time to time.

4.	Issue senior securities to the extent such issuance would violate applicable law.

5.

Borrow money, except that the Fund (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Prospectus and SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

6.	Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the 1933 Act, in selling portfolio securities.

7.	Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Fund’s Prospectus and SAI, as they may be amended from time to time.

No Fund will concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that a Fund will concentrate to approximately the same extent that its index concentrates in the stocks of such particular industry or industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry.

Obligations under futures contracts so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, the Advisor is responsible for decisions to buy and sell securities and derivatives for each of the Funds and the selection of brokers and dealers to effect transactions. Purchases from dealers serving as market makers may include a dealer’s mark-up or reflect a dealer’s mark-down. Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions, along with other fixed-income securities transactions, are made on a net basis and do not typically involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices; and transactions involving baskets of equity securities typically include brokerage commissions. As an alternative to directly purchasing securities, the Advisor may find efficiencies and cost savings by purchasing futures or using other derivative instruments like a total return swap or forward agreement. The Advisor may also choose to cross trade securities between clients to save costs where allowed under applicable law.

The policy for each Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Advisor believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and execution services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and execution services received from the broker. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. In addition to commission rates, when selecting a broker for a particular transaction, the Advisor considers but is not limited to the following efficiency factors: the broker’s availability, willingness to commit capital, reputation and integrity, facilities reliability, access to research, execution capacity, and responsiveness.

The Advisor may give consideration to placing portfolio transactions with those brokers and dealers that also furnish research and other execution related services to the Fund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; information about market conditions generally; equipment that facilitates and improves trade execution; and appraisals or evaluations of portfolio securities.

For purchases and sales of derivatives (i.e., financial instruments whose value is derived from the value of an underlying asset, interest rate or index) the Advisor evaluates counterparties on the following factors: reputation and financial strength; execution prices; commission costs; ability to handle complex orders; ability to give prompt and full execution, including the ability to handle difficult trades; accuracy of reports and confirmations provided; reliability, type and quality of research provided; financing costs and other associated costs related to the transaction; and whether the total cost or proceeds in each transaction is the most favorable under the circumstances.

Consistent with a client’s investment objective, the Advisor may enter into guarantee close agreements with certain brokers. In all such cases, the agreement calls for the execution price at least to match the closing price of the security. In some cases, depending upon the circumstances, the broker may obtain a price that is better than the closing price and which under the agreement provides additional benefits to clients. The Advisor will generally distribute such benefits pro rata to applicable client trades.

In addition, the Advisor, any of its affiliates or employees and the Funds have a policy not to enter into any agreement or other understanding- whether written or oral- under which brokerage transactions or remuneration are directed to a broker to pay for distribution of a Fund’s shares. Because the New Funds were not operational at the end of the Trust’s last fiscal year, information on brokerage commissions paid by the New Funds is not included in this SAI. The table below sets forth the brokerage commissions paid by each Fund for the period noted for each Fund that was operational during that period:

Fund	Commissions Paid During Fiscal Year Ended May 31, 2009	Commissions Paid During Fiscal Year Ended May 31, 2010	Commissions Paid During Fiscal Year Ended May 31, 2011	Aggregate Total
Ultra S&P 500	$1,080,013.76	$563,636.35	$137,783.66	$1,781,433.77
Ultra QQQ	$708,542.74	$249,875.23	$152,483.09	$1,110,901.06
Ultra Dow 30	$250,438.16	$98,056.18	$40,269.36	$338,763.70
Ultra MidCap 400	$57,697.68	$29,258.26	$7,076.48	$94,032.42
Short S&P 500	$133,681.40	$192,475.70	$140,276.00	$466,433.10
Short QQQ	$41,228.00	$46,747.30	$40,070.41	$128,045.71
Short Dow 30	$40,539.20	$35,127.95	$31,401.84	$107,068.99
Short MidCap 400	$6,273.47	$5,608.80	$1,878.08	$13,760.35
UltraShort S&P 500	$1,484,553.60	$672,801.40	$336,956.84	$2,494,311.84
UltraShort QQQ	$799,626.70	$321,594.50	$178,515.26	$1,299,736.46
UltraShort Dow 30	$246,390.40	$107,638.65	$64,858.64	$418,887.69
UltraShort MidCap 400	$27,891.65	$11,006.70	$2,978.74	$41,877.09
Ultra Russell 2000	$188,631.55	$78,741.38	$39,674.80	$307,047.73
UltraShort Russell 2000	$232,961.52	$101,717.00	$76,059.39	$410,737.91
Short Russell 2000	$18,916.78	$23,019.50	$32,740.83	$74,677.11
Ultra SmallCap 600	$17,884.75	$8,839.95	$3,620.55	$30,345.25
UltraShort SmallCap 600	$0.00	$2,038.70	$2,297.10	$4,335.80
Short SmallCap 600	$0.00	$1,369.90	$1,480.10	$2,850.00
Ultra Basic Materials	$139,868.66	$76,885.54	$16,598.49	$233,352.69
Ultra Consumer Goods	$3,010.05	$2,384.55	$602.93	$5,997.53
Ultra Consumer Services	$1,951.95	$1,383.71	$201.14	$3,536.80
Ultra Financials	$1,130,262.48	$204,128.28	$24,441.05	$1,358,831.81
Ultra Health Care	$8,877.99	$5,462.41	$1,176.13	$15,516.53
Ultra Industrials	$5,945.38	$2,848.56	$2,647.71	$11,441.65
Ultra Oil & Gas	$315,949.93	$103,965.25	$13,838.36	$433,753.54
Ultra Technology	$24,421.24	$16,029.49	$1,762.61	$42,213.34
Ultra Utilities	$5,996.95	$1,346.75	$1,439.03	$8,782.73
Ultra Real Estate	$109,480.25	$65,693.70	$21,071.19	$196,245.14
Ultra Semiconductors	$31,145.16	$15,089.99	$1,867.22	$48,102.37
UltraShort Basic Materials	$0.00	$0.00	$0.00	$0.00
UltraShort Consumer Goods	$0.00	$0.00	$0.00	$0.00
UltraShort Consumer Services	$0.00	$0.00	$0.00	$0.00
UltraShort Financials	$74,976.00	$0.00	$0.00	$74,976.00
UltraShort Health Care	$0.00	$0.00	$0.00	$0.00
UltraShort Industrials	$0.00	$0.00	$0.00	$0.00
UltraShort Oil & Gas	$0.00	$0.00	$0.00	$0.00
UltraShort Technology	$0.00	$0.00	$0.00	$0.00
UltraShort Utilities	$0.00	$0.00	$0.00	$0.00

Fund	Commissions Paid During Fiscal Year Ended May 31, 2009	Commissions Paid During Fiscal Year Ended May 31, 2010	Commissions Paid During Fiscal Year Ended May 31, 2011	Aggregate Total
UltraShort Real Estate	$0.00	$0.00	$0.00	$0.00
UltraShort Semiconductors	$0.00	$0.00	$0.00	$0.00
Ultra Russell 1000 Growth	$7,923.16	$2,897.62	$1,047.00	$11,867.78
Ultra Russell 1000 Value	$6,417.18	$2,530.75	$509.84	$9,457.77
Ultra Russell MidCap Growth	$4,919.34	$1,988.41	$937.00	$7,844.75
Ultra Russell MidCap Value	$3,007.51	$2,202.35	$899.56	$6,109.42
Ultra Russell 2000 Growth	$7,105.84	$3,474.72	$959.59	$11,540.15
Ultra Russell 2000 Value	$7,849.23	$3,322.40	$632.88	$11,804.51
UltraShort Russell 1000 Growth	$0.00	$0.00	$0.00	$0.00
UltraShort Russell 1000 Value	$0.00	$0.00	$0.00	$0.00
UltraShort Russell MidCap Growth	$0.00	$0.00	$0.00	$0.00
UltraShort Russell MidCap Value	$0.00	$0.00	$0.00	$0.00
UltraShort Russell 2000 Growth	$0.00	$0.00	$0.00	$0.00
UltraShort Russell 2000 Value	$0.00	$0.00	$0.00	$0.00
Short MSCI EAFE	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI EAFE	$0.00	$0.00	$0.00	$0.00
Short MSCI Emerging Markets	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI Emerging Markets	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI Japan	$0.00	$0.00	$0.00	$0.00
UltraShort FTSE China 25	$0.00	$0.00	$0.00	$0.00
Ultra Telecommunications	$3,924.53	$1,128.69	$280.42	$5,333.64
UltraShort Telecommunications	$0.00	$0.00	$0.00	$0.00
UltraShort 7-10 Year U.S. Treasury	$23,713.47	$16,566.04	$17,942.19	$58,221.70
UltraShort 20+ Year U.S. Treasury	$248,544.18	$223,699.08	$228,379.33	$700,622.59
Short Financials	$488.00	$0.00	$0.00	$488.00
Short Oil & Gas	$0.00	$0.00	$0.00	$0.00
Ultra MSCI EAFE	$0.00	$1,541.52	$0.00	$1,541.52
Ultra MSCI Emerging Markets	$0.00	$3,912.23	$3,094.67	$7,006.90
Ultra FTSE China 25	$0.00	$0.00	$0.00	$0.00
Ultra MSCI Japan	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI Europe	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI Pacific ex-Japan	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI Brazil	$0.00	$0.00	$0.00	$0.00
UltraShort MSCI Mexico Investable Market	$0.00	$0.00	$0.00	$0.00
UltraPro S&P500	$0.00	$45,197.05	$76,489.45	$121,686.50
UltraPro Short S&P500	$0.00	$50,925.70	$77,064.62	$127,990.32
Ultra Russell3000	$0.00	$1,530.41	$421.00	$1,951.41
UltraShort Russell3000	$0.00	$0.00	$0.00	$0.00
Credit Suisse 130/30	$0.00	$13,221.54	$14,780.32	$28,001.86
Short 20+ Year Treasury	$0.00	$5,311.46	$17,712.65	$23,024.11
Ultra 7-10 Year Treasury	$0.00	$193.17	$384.49	$577.66
Ultra 20+ Year Treasury	$0.00	$360.31	$963.41	$1,323.72
UltraPro MidCap400	$0.00	$3,316.17	$7,006.41	$10,322.58
UltraPro Short MidCap400	$0.00	$1,212.20	$1,203.34	$2,415.54
UltraPro QQQ	$0.00	$5,174.91	$34,043.92	$39,218.83
UltraPro Short QQQ	$0.00	$1,448.85	$12,434.34	$13,883.19
UltraPro Dow30	$0.00	$1,859.67	$5,657.41	$7,517.08
UltraPro Short Dow30	$0.00	$641.55	$3,935.44	$4,576.99
UltraPro Russell2000	$0.00	$2,638.80	$13,022.41	$15,661.21
UltraPro Short Russell2000	$0.00	$572.25	$5,872.49	$6,444.74
UltraShort Nasdaq Biotechnology	$0.00	$0.00	$0.00	$0.00

Fund	Commissions Paid During Fiscal Year Ended May 31, 2009	Commissions Paid During Fiscal Year Ended May 31, 2010	Commissions Paid During Fiscal Year Ended May 31, 2011	Aggregate Total
Ultra Nasdaq Biotechnology	$0.00	$629.25	$226.49	$855.74
Short Basic Materials	$0.00	$0.00	$0.00	$0.00
Short Real Estate	$0.00	$0.00	$0.00	$0.00
Short KBW Regional Banking	$0.00	$0.00	$0.00	$0.00
Short FTSE China 25	$0.00	$0.00	$0.00	$0.00
Ultra MSCI Europe	$0.00	$0.00	$0.00	$0.00
Ultra MSCI Pacific ex-Japan	$0.00	$0.00	$0.00	$0.00
Ultra MSCI Brazil	$0.00	$0.00	$0.00	$0.00
Ultra MSCI Mexico Investable Market	$0.00	$0.00	$0.00	$0.00
Ultra KBW Regional Banking	$0.00	$884.75	$532.47	$1,417.22
RAFI Long/Short	$0.00	$0.00	$2,499.06	$2,499.06
UltraShort TIPS	$0.00	$0.00	$0.00	$0.00
Short High Yield	$0.00	$0.00	$0.00	$0.00
Short Investment Grade Corporate	$0.00	$0.00	$0.00	$0.00
UltraShort 3-7 Year Treasury	$0.00	$0.00	$0.00	$0.00
Short 7-10 Year Treasury	$0.00	$0.00	$19.20	$19.20
Ultra High Yield	$0.00	$0.00	$0.00	$0.00
Ultra Investment Grade Corporate	$0.00	$0.00	$0.00	$0.00

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which they may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares. Because the New Funds were not operational at the end of the Trust’s last fiscal year, information on holdings of the New Funds in shares of regular broker dealers is not included in this SAI. Holdings in Shares of Regular Broker-Dealers as of May 31, 2011:

Fund	Broker Dealer	Dollar Amount of Holdings
Ultra Dow30	Bank of America Corp. J.P. Morgan Securities, Inc.	$ $	1,206,000 4,437,000
Ultra S&P500	Bank of America Corp. Citigroup, Inc. J.P. Morgan Securities, Inc. Prudential Securities, Inc.	$ $ $ $	10,253,000 10,283,000 14,850,000 2,662,000
Ultra Russell3000	Bank of America Corp. Citigroup, Inc. J.P. Morgan Securities, Inc. National Financial Services LLC Prudential Securities, Inc.	$ $ $ $ $	28,000 21,000 41,000 1,000 7,000
Ultra MidCap400	National Financial Services LLC		$243,000
Ultra SmallCap600	Stifel, Nicolaus & Co., Inc.		$101,000
Ultra Russell2000	Knight Securities, LP Stifel, Nicolaus & Co., Inc.	$ $	150,000 248,000

Fund	Broker Dealer	Dollar Amount of Holdings
UltraPro Dow30	Bank of America Corp. J.P. Morgan Securities, Inc.	$ $	209,000 770,000
UltraPro S&P500	Bank of America Corp. Citigroup, Inc. J.P. Morgan Securities, Inc. Prudential Securities, Inc.	$ $ $ $	1,546,000 1,554,000 2,239,000 403,000
UltraPro MidCap400	National Financial Services LLC		$86,000
UltraPro Russell2000	Knight Securities, LP Stifel, Nicolaus & Co., Inc.	$ $	46,000 76,000
Ultra Russell1000 Value	Bank of America Corp. Citigroup, Inc. J.P. Morgan Securities, Inc. National Financial Services LLC Prudential Securities, Inc.	$ $ $ $ $	155,000 114,000 226,000 5,000 39,000
Ultra Russell MidCap Value	National Financial Services LLC		$7,000
Ultra Russell2000 Value	Knight Securities, LP Stifel, Nicolaus & Co., Inc.	$ $	16,000 2,000
Ultra Russell2000 Growth	Stifel, Nicolaus & Co., Inc.		$54,000
Ultra Financials	Bank of America Corp. Citigroup, Inc. J.P. Morgan Securities, Inc. Knight Securities, LP National Financial Services LLC Prudential Securities, Inc. Stifel, Nicolaus & Co., Inc.	$ $ $ $ $ $ $	39,386,000 39,636,000 56,182,000 403,000 1,212,000 10,246,000 713,000
Credit Suisse 130/30	Bank of America Corp. Citigroup, Inc. J.P. Morgan Securities, Inc. Prudential Securities, Inc.	$ $ $ $	519,000 569,000 910,000 359,000
RAFI Long/Short	Bank of America, Corp. Citigroup, Inc. J.P. Morgan Securities, Inc. National Financial Services LLC Prudential Securities, Inc.	$ $ $ $ $	309,000 222,000 155,000 105,000 42,000

The nature of the Funds may cause the Funds to experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of a Fund’s investors, as well as each Funds’ investment objective and strategies.

MANAGEMENT OF PROSHARES TRUST

The Board of Trustees and its Leadership Structure

The Board has general oversight responsibility with respect to the operation of the Trust and the Funds. The Board has engaged the Advisor to manage the Funds and is responsible for overseeing the Advisor and other service providers to the Trust and the Funds in accordance with the provisions of the federal securities laws.

The Board is currently composed of four Trustees, including three Independent Trustees, one of whom was added within the past year who are not “interested persons” of the Funds, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board holds executive sessions (with and without employees of the Advisor), special meetings, and/or informal conference calls relating to specific matters that may require discussion or action prior to its next regular meeting. The Independent Trustees have retained “independent legal counsel” as the term is defined in the 1940 Act.

The Board has appointed Michael L. Sapir to serve as Chairman of the Board. Mr. Sapir is also the Chairman and Chief Executive Officer of the Advisor and, as such, is not an Independent Trustee. The Chairman’s primary role is to participate in the preparation of the agenda for Board meetings, determine with the advice of counsel which matters need to be acted upon by the Board, and to ensure that the Board obtains all the information necessary to perform its functions and take action. The Chairman also presides at all meetings of the Board and acts, with the assistance of staff, as a liaison with service providers, officers, attorneys and the Independent Trustees between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. The Board does not have a lead Independent Trustee.

The Board has determined that its leadership structure is appropriate in light of the characteristics of the Trust and each of the Funds. These characteristics include, among other things, the fact that all the Funds are organized under one Trust; all Funds are exchange-traded funds; all Funds have common service providers; and virtually all of the Funds are leveraged, inverse or inverse leveraged funds, with similar principal investment strategies. As a result, the Board addresses governance and management issues that are often common to all or most of the Funds. In light of these characteristics, the Board has determined that a four-member Board, including three Independent Trustees, is of an adequate size to oversee the operations of the Trust, and that, in light of the small size of the Board, a complex Board leadership structure is not necessary or desirable. The relatively small size of the Board facilitates ready communication among the Board members, and between the Board and management, both at Board meetings and between meetings. In view of the small size of the Board, the Board has concluded that designating one of the three Independent Trustees as the “lead Independent Trustee” would not be likely to meaningfully enhance the effectiveness of the Board. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the Funds.

The Board oversight of the Trust and the Funds extends to the Trust’s risk management processes. The Board and its Audit Committee consider risk management issues as part of their responsibilities throughout the year at regular and special meetings. The Advisor and other service providers prepare regular reports for Board and Audit Committee meetings that address a variety of risk-related matters, and the Board as a whole or the Audit Committee may also receive special written reports or presentations on a variety of risk issues at the request of the Board or the Audit Committee. For example, the portfolio managers of the Funds meet regularly with the Board to discuss portfolio performance, including investment risk, counterparty risk and the impact on the Funds of investments in particular securities or derivatives. As noted above, given the relatively small size of the Board, the Board determined it is not necessary to adopt a complex leadership structure in order for the Board to effectively exercise its risk oversight function.

The Board has appointed a chief compliance officer (“CCO”) for the Trust (who is also the Chief Compliance Officer for the Advisor). The CCO reports directly to the Board and participates in the Board’s meetings. The Independent Trustees meet at least annually in executive session with the CCO, and the Funds’ CCO prepares and presents an annual written compliance report to the Board. The CCO also provides updates to the Board on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other Officers or employees of the Advisor report to the Board in the event any material risk issues arise.

In addition, the Audit Committee of the Board meets regularly with the Trust’s independent public accounting firm to review reports on, among other things, the Funds’ controls over financial reporting.

The Trustees, their age, term of office and length of time served, principal business occupations during the past five years and the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. Unless noted otherwise, the addresses of each Trustee is: c/o ProShares Trust, 7501 Wisconsin Avenue, Suite 1000, Bethesda, MD 20814.

Name, and Age	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees

William D. Fertig Birth Date: 9/56	Indefinite, June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 – present)	ProShares (114) ProFunds (112) Access One Trust (3)	Key Energy Services

Russell S. Reynolds, III Birth Date: 7/57	Indefinite; October 1997 to present	RSR Partners (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007)	ProShares (114) ProFunds (112) Access One Trust (3)	RSR Partners, Inc.

Michael C. Wachs Birth Date: 10/61	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)	ProShares (114) ProFunds (112) Access One Trust (3)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir** Birth Date: 5/58	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (November 2005 to present); and of ProFund Advisors LLC (April 1997 to present); ProShare Capital Management LLC; Managing Partner (June 2008 to present).	ProShares (114) ProFunds (112) Access One Trust (3)	None

*	The “Fund Complex” consists of all registered investment companies under the 1940 Act that are advised by ProFund Advisors LLC (“ProFund Advisors”) and any registered investment companies that have an investment advisor that is an affiliated person of ProShare Advisors LLC.
**	Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

The Board was formed in 2002 prior to the inception of the Trust’s operations. Messrs. Reynolds, Wachs and Sapir were appointed to serve as the Board’s initial trustees. Each was and is currently believed to possess the specific experience, qualifications, attributes and skills necessary to serve as a Trustee of the Trust. In addition to their years of service as Trustees to ProFunds and Access One Trust, and gathering experience with funds with investment objectives and principal investment strategies similar to the Trust’s Funds, each individual brought experience and qualifications from other areas. In particular, Mr. Reynolds had previous significant senior executive experience in the areas of human resources and recruitment and executive organization; Mr. Wachs has previous significant experience in the areas of investment and real estate development; and Mr. Sapir had significant experience in the field of investment management, both as an executive and as an attorney. Mr. Fertig, who joined the Board in June 2011, has significant experience in the areas of investment and asset management.

Committees

The Board has established an Audit Committee to assist the Board in performing oversight responsibilities. The Audit Committee is composed exclusively of Independent Trustees. Currently, the Audit Committee is composed of Messrs. Fertig, Wachs and Reynolds. Among other things, the Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of an independent registered public accounting firm and reviews with the independent registered public accounting firm the plan and results of the internal controls, audit engagement and matters having a material effect on the Trust’s financial operations. During the past fiscal year, the Audit Committee met twice, and the Board of Trustees met five times.

Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2011.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
William D. Fertig	None*	None*
Russell S. Reynolds, III, Trustee	None	$10,001 – $50,000
Michael C. Wachs, Trustee	None	$10,001 – $50,000
Interested Trustee
Michael L. Sapir, Trustee and Chairman	None	$10,001 – $50,000

*	Mr. Fertig joined the Board in June 2011.

As of December 31, 2011, the Trustees and Officers of the Trust owned in the aggregate less than 1% of the shares of each of the Funds of the Trust.

No Independent Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2011.

No Independent Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the Trust (not including registered investment companies) during the two most recently completed calendar years.

No Independent Trustee (or an immediate family member thereof) during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:

•	the Trust;

•	an officer of the Trust;

•

an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the Trust;

•

an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the Trust;

•	the Advisor or the principal underwriter of the Trust;

•	an officer of the Advisor or the principal underwriter of the Trust;

•	a person directly or indirectly controlling, controlled by, or under common control with the Trust or the principal underwriter of the Trust; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the Trust.

Officers

The Trust’s executive officers (the “Officers’), their age, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and officer is: c/o ProShares Trust, 7501 Wisconsin Avenue, Suite 1000, Bethesda, MD 20814.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Louis M. Mayberg Birth Date: 8/62	President	Indefinite; November 2005 to present	President of the Advisor (November 2005 to present); ProFund Advisors (April 1997 to present); and ProShare Capital Management LLC (June 2008 to present).

Charles S. Todd Three Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 9/71	Treasurer	Indefinite; December 2008 to present	Director, Foreside Management Services, LLC (December 2008 to present); Vice President/Assistant Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co. (June 2000 to December 2008).

Victor M. Frye, Esq. Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; December 2004 to present	Counsel and Chief Compliance Officer of the Advisor (December 2004 to present) and ProFund Advisors (October 2002 to present).

Amy R. Doberman Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProFund Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009).

Compensation of Trustees and Officers

During 2011, each Independent Trustee, except Mr. Fertig who joined the Board in June 2011, was paid a $155,000 annual retainer for service as Trustee on the Board of Trustees and for service as Trustee for other funds in the Fund Complex, $7,500 for attendance at each quarterly in-person meeting of the Board of Trustees, $3,000 for attendance at each special meeting of the Board of Trustees, and $3,000 for attendance at telephonic meetings. Trustees who are also Officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Officers, other than the CCO, receive no compensation directly from the Trust for performing the duties of their offices.

The Trust does not accrue pension or retirement benefits as part of each Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board of Trustees.

The following table shows aggregate compensation paid to the Trustees for their service on the Board for the fiscal year ended May 31, 2011.

Name	Aggregate Compensation From Funds		Pension or Retirement Benefits Accrued as Part of Trust Expenses		Estimated Annual Benefits Upon Retirement		Total Compensation From Trust and Fund Complex Paid to Trustees
Independent Trustees
William D. Fertig	N/A	*	N/A	*	N/A	*	N/A	*
Russell S. Reynolds, III, Trustee	$113,123.45		$0		$0		$113,123.45
Michael C. Wachs, Trustee	$113,123.45		$0		$0		$113,123.45
Interested Trustee
Michael L. Sapir, Trustee and Chairman	$0		$0		$0		$0

*	Mr. Fertig joined the Board in June 2011

Control Persons and Principal Holders of Securities

As of December 31, 2010, the Trustees and Officers of the Trust owned in the aggregate less than 1% of the shares of the Funds of the Trust (all series taken together).

See Appendix A to this SAI for a list of the Principal Holders of each Fund.

INVESTMENT ADVISOR

ProShare Advisors, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the Funds and provides investment advice and management services to the Funds. ProShare Advisors is owned by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

Michael L. Sapir, Chairman and Chief Executive Officer of ProShare Advisors since inception and ProFund Advisors since April 1997. Mr. Sapir formerly practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington, D.C.-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and the University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProShare Advisors since inception and ProFund Advisors since April 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial services companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from The George Washington University.

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and from October 2006-June 2008 and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and an appointment as Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

Portfolio Management

Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Funds managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the Fund Complex as of May 31, 2011.

Name of Portfolio Manager	Dollar Range of Funds Currently Owned
Ryan Dofflemeyer	None
Alexander Ilyasov	$1-$10,000
Michelle Liu	None
Hratch Najarian	None
Michael Neches	$1-$10,000
Jeffrey Ploshnick	$1-$10,000

Portfolio Managers’ Compensation

ProShare Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Fixed base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.

The annual incentive bonus opportunity provides cash bonuses based upon the overall firm’s performance and individual contributions. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.

Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.

Other Accounts Managed by Portfolio Managers

Portfolio managers are generally responsible for multiple investment company accounts. As described below, certain inherent conflicts of interest arise from the fact that a portfolio manager has responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed below for each portfolio manager are the number and type of accounts managed or overseen by such portfolio manager as of May 31, 2011.

Name of Portfolio Manager	Number of All Registered Investment Companies Managed/Total Assets	Number of All Other Pooled Investment Vehicles Managed/Total Assets	Number of All Other Accounts Managed/ Total Assets
Ryan Dofflemeyer	2/$133.61 million	10/$2.64 billion	47/$1.87 billion
Alexander Ilyasov	37/$1.25 billion	0/$0	0/$0
Michelle Liu	13/$7.82 billion	0/$0	0/$0
Hratch Najarian	87/$12.04 billion	0/$0	1/$14.88 million
Michael Neches	71/$4.9 billion	0/$0	0/$0
Jeffrey Ploshnick	10/$282 million	4/$892 million	0 /$0 million

In the course of providing advisory services, the Advisor may simultaneously recommend the sale of a particular security for one account while recommending the purchase of the same security for another account if such recommendations are consistent with each client’s investment strategies. The Advisor also may recommend the purchase or sale of securities that may also be recommended by ProFund Advisors, an affiliate of the Advisor.

The Advisor, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in the Advisor’s clients, such as the Funds. Thus the Advisor may recommend to clients the purchase or sale of securities in which it, or its officers, employees or related persons have a financial interest. The Advisor may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients.

In addition, the Advisor, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of the Advisor may buy or sell securities or other instruments that the Advisor has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with the Advisor’s recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. The Advisor has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.

Any “access person” of the Advisor, (as defined under the 1940 Act and the Investment Advisers Act of 1940, as amended, (the “Advisers Act”)), may make security purchases subject to the terms of the ProShare Advisors Code of Ethics that are consistent with the requirements of Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act.

The Advisor and its affiliated persons may come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell, or hold a security. Under applicable law, the Advisor and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of the Advisor. Accordingly, should the Advisor or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, the Advisor and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.

Investment Advisory Agreement

Under an investment advisory agreement between ProShare Advisors and the Trust, on behalf of each Fund (the “Agreement” or “Advisory Agreement”), each Fund (other than German Sovereign / Sub-Sovereign ETF) pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75%. as follows: 0.75% of the first $6.0 billion of the Fund’s average daily net assets; 0.70% of average daily net assets for the next $4.0 billion; and 0.65% of the Fund’s average daily net assets in excess of $10 billion. The German Sovereign / Sub-Sovereign ETF pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.35%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the Officers of the Funds. ProShare Advisors bears all costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses (exclusive of transaction costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, expenses associated with investment in other funds as permitted by the then current registration statement, and extraordinary expenses as determined under generally accepted accounting principles) to the extent total annual Fund operating expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012 (0.45% for German Sovereign / Sub-Sovereign ETF through January 25, 2013). After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause a Fund’s expenses to exceed any expense limitation in place at that time. ProShare Advisors, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds’ Shares. A discussion regarding the basis for the Board of Trustees approving the Advisory Agreement of the Trust will be (or is) available in the Trust’s Annual and/or Semi-Annual Report to shareholders. The Investment Advisory fees paid, as well as any amounts reimbursed pursuant to the Expense Limitation Agreement, for the fiscal years ended May 31, 2009, May 31, 2010 and May 31, 2011 for each Fund that was operational as of each date are set forth below. Because the New Funds were not operational at the end of the Trust’s last fiscal year, information on investment advisory fees paid by the New Funds is not included in this SAI.

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2011	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2011
Ultra QQQ®	$6,135,784	($631,542)
Ultra Dow30SM	$2,387,779	($162,843)
Ultra S&P500®	$11,807,118	$0.00
Ultra Russell3000	$54,217	($198,784)
Ultra MidCap400	$936,017	($154,125)
Ultra SmallCap600	$341,532	($167,686)
Ultra Russell2000	$1,817,569	($502,535)
UltraPro QQQ®	$857,592	($231,024)
UltraPro Dow30SM	$179,634	($88,736)
UltraPro S&P500®	$1,696,905	($188,340)
UltraPro MidCap400	$231,365	($99,534)
UltraPro Russell2000	$338,842	($265,290)
Ultra Russell1000 Value	$100,967	($133,156)

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2011	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2011
Ultra Russell1000 Growth	$111,365	($132,678)
Ultra Russell MidCap Value	$65,450	($163,373)
Ultra Russell MidCap Growth	$101,088	($145,813)
Ultra Russell2000 Value	$152,099	($148,681)
Ultra Russell2000 Growth	$192,510	($150,783)
Ultra Basic Materials	$2,488,627	($163,400)
Ultra Nasdaq Biotechnology	$49,918	($64,796)
Ultra Consumer Goods	$148,578	($135,314)
Ultra Consumer Services	$106,662	($143,082)
Ultra Financials	$9,735,409	($39,855)
Ultra Health Care	$329,614	($134,748)
Ultra Industrials	$313,385	($152,434)
Ultra Oil & Gas	$2,917,683	($193,875)
Ultra Real Estate	$3,879,414	($149,442)
Ultra KBW Regional Banking	$50,744	($60,984)
Ultra Semiconductors	$532,661	($129,490)
Ultra Technology	$1,018,435	($156,226)
Ultra Telecommunications	$54,915	($132,914)
Ultra Utilities	$149,506	($131,276)
Ultra MSCI EAFE	$69,005	($135,108)
Ultra MSCI Emerging Markets	$278,245	($141,294)
Ultra MSCI Europe	$26,692	($74,746)
Ultra MSCI Pacific ex-Japan	$25,054	($70,425)
Ultra MSCI Brazil	$79,584	($79,871)
Ultra FTSE China 25	$335,000	($142,332)
Ultra MSCI Japan	$139,868	($172,452)
Ultra Mexico Investable Market	$16,859	($69,357)
Ultra 7-10 Year Treasury	$94,309	($85,486)
Ultra 20+ Year Treasury	$141,379	($88,276)
Ultra High Yield	$3,988	($27,371)
Ultra Investment Grade Corporate	$4,087	($26,156)
Short QQQ®	$1,758,163	($261,393)
Short Dow30SM	$2,028,432	($110,472)
Short S&P500®	$14,056,819	$0.00
Short MidCap400	$238,333	($94,233)
Short SmallCap600	$287,851	($96,953)
Short Russell2000	$2,346,797	($286,218)
UltraShort QQQ®	$5,867,032	($581,066)
UltraShort Dow30SM	$3,280,523	($91,456)
UltraShort S&P500®	$20,614,695	$0.00
UltraShort Russell3000	$15,046	($106,140)
UltraShort MidCap400	$237,240	($96,924)
UltraShort SmallCap600	$138,435	($106,976)
UltraShort Russell2000	$3,272,015	($395,377)
UltraPro Short QQQ®	$426,421	($143,960)
UltraPro Short Dow30SM	$212,990	($85,926)
UltraPro Short S&P500®	$2,480,725	$0.00
UltraPro Short MidCap400	$32,099	($62,186)
UltraPro Short Russell2000	$245,454	($92,207)
UltraShort Russell1000 Value	$36,696	($108,533)

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2011	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2011
UltraShort Russell1000 Growth	$50,932	($107,639)
UltraShort Russell MidCap Value	$27,455	($111,233)
UltraShort Russell MidCap Growth	$35,713	($110,170)
UltraShort Russell2000 Value	$71,431	($106,719)
UltraShort Russell2000 Growth	$91,995	($105,297)
Short Basic Materials	$32,441	($54,438)
Short Financials	$809,458	($106,469)
Short Oil & Gas	$86,021	($110,049)
Short Real Estate	$145,827	($74,508)
Short KBW Regional Banking	$187,784	($73,210)
UltraShort Basic Materials	$724,106	($106,217)
UltraShort Nasdaq Biotechnology	$31,845	($53,065)
UltraShort Consumer Goods	$78,341	($111,320)
UltraShort Consumer Services	$205,127	($108,108)
UltraShort Financials	$3,392,248	($72,256)
UltraShort Health Care	$34,453	($110,824)
UltraShort Industrials	$78,272	($111,437)
UltraShort Oil & Gas	$812,165	($109,894)
UltraShort Real Estate	$2,305,697	($124,731)
UltraShort Semiconductors	$191,749	($113,695)
UltraShort Technology	$150,641	($111,667)
UltraShort Telecommunications	$15,605	($113,209)
UltraShort Utilities	$42,189	($112,417)
Short MSCI EAFE	$859,510	($110,510)
Short MSCI Emerging Markets	$1,760,242	($208,866)
Short FTSE China 25	$57,412	($60,357)
UltraShort MSCI EAFE	$179,849	($122,033)
UltraShort MSCI Emerging Markets	$1,070,173	($64,428)
UltraShort MSCI Europe	$497,813	($118,724)
UltraShort MSCI Pacific ex-Japan	$24,106	($133,958)
UltraShort MSCI Brazil	$199,503	($120,105)
UltraShort FTSE China 25	$1,787,892	($214,937)
UltraShort MSCI Japan	$165,443	($151,340)
UltraShort MSCI Mexico Investable Market	$26,588	($133,199)
Short 20+ Year Treasury	$5,291,725	($109,586)
Short High Yield	$8,334	($30,085)
Short Investment Grade Corporate	$5,169	($27,101)
Short 7-10 Year Treasury	$6,648	($24,855)
UltraShort 3-7 Year Treasury	$4,567	($24,549)
UltraShort 7-10 Year Treasury	$3,109,213	($106,802)
UltraShort 20+ Year Treasury	$39,311,104	$0.00
UltraShort TIPS	$8,414	($27,050)
Credit Suisse 130/30	$521,637	($147,638)
RAFI® Long/Short	$37,143	($52,180)

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2010	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2010
Ultra QQQ®	$6,866,006	$743,592
Ultra Dow30SM	$3,327,459	$178,395
Ultra S&P500®	$13,434,380	$0.00
Ultra Russell3000	$44,881	$192,880
Ultra MidCap400	$1,013,272	$145,319
Ultra SmallCap600	$435,248	$165,631
Ultra Russell2000	$1,741,745	$593,799
UltraPro QQQ®	$70,918	$65,492
UltraPro Dow30SM	$31,337	$37,666
UltraPro S&P500®	$615,080	$258,676
UltraPro MidCap400	$48,941	$80,364
UltraPro Russell2000	$39,154	$108,982
Ultra Russell1000 Value	$150,823	$184,717
Ultra Russell1000 Growth	$213,973	$160,026
Ultra Russell MidCap Value	$149,301	$164,048
Ultra Russell MidCap Growth	$142,443	$152,367
Ultra Russell2000 Value	$164,780	$256,653
Ultra Russell2000 Growth	$205,056	$232,486
Ultra Basic Materials	$3,128,213	$187,851
Ultra Nasdaq Biotechnology	$5,976	$27,324
Ultra Consumer Goods	$211,619	$136,987
Ultra Consumer Services	$118,498	$140,353
Ultra Financials	$15,265,950	$92,453
Ultra Health Care	$324,378	$129,466
Ultra Industrials	$304,341	$149,310
Ultra Oil & Gas	$3,697,305	$195,389
Ultra Real Estate	$4,422,639	$208,611
Ultra KBW Regional Banking	$5,201	$27,385
Ultra Semiconductors	$683,037	$148,952
Ultra Technology	$1,111,251	$168,085
Ultra Telecommunications	$95,517	$131,102
Ultra Utilities	$199,366	$132,043
Ultra MSCI EAFE	$71,970	$100,129
Ultra MSCI Emerging Markets	$166,890	$134,420
Ultra MSCI Europe	$1,873	$26,332
Ultra MSCI Pacific ex-Japan	$1,752	$26,289
Ultra MSCI Brazil	$1,928	$26,340
Ultra FTSE China 25	$233,497	$112,699
Ultra MSCI Japan	$70,557	$102,252
Ultra Mexico Investable Market	$1,895	$26,308
Ultra 7-10 Year Treasury	$33,911	$59,593
Ultra 20+ Year Treasury	$36,996	$59,551
Short QQQ®	$1,401,686	$235,706
Short Dow30SM	$1,956,180	$127,797
Short S&P500®	$11,621,461	$0.00
Short MidCap400	$301,533	$94,165
Short SmallCap600	$272,555	$92,571
Short Russell2000	$1,266,465	$209,335
UltraShort QQQ®	$7,277,365	$701,390
UltraShort Dow30SM	$4,381,624	$133,594
UltraShort S&P500®	$25,901,387	$0.00

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2010	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2010
UltraShort Russell3000	$24,317	$39,561
UltraShort MidCap400	$371,792	$93,592
UltraShort SmallCap600	$185,342	$101,322
UltraShort Russell2000	$3,567,071	$425,406
UltraPro Short QQQ®	$30,330	$36,700
UltraPro Short Dow30SM	$20,346	$32,482
UltraPro Short S&P500®	$1,086,216	$81,157
UltraPro Short MidCap400	$12,874	$30,556
UltraPro Short Russell2000	$20,391	$31,649
UltraShort Russell1000 Value	$79,770	$107,041
UltraShort Russell1000 Growth	$85,347	$106,588
UltraShort Russell MidCap Value	$31,753	$109,395
UltraShort Russell MidCap Growth	$53,137	$108,411
UltraShort Russell2000 Value	$88,475	$106,062
UltraShort Russell2000 Growth	$95,379	$107,392
Short Basic Materials	$7,915	$27,199
Short Financials	$862,817	$108,467
Short Oil & Gas	$95,302	$109,400
Short Real Estate	$7,526	$27,355
Short KBW Regional Banking	$8,122	$26,502
UltraShort Basic Materials	$942,049	$120,147
UltraShort Nasdaq Biotechnology	$7,349	$25,558
UltraShort Consumer Goods	$150,971	$108,861
UltraShort Consumer Services	$402,067	$104,878
UltraShort Financials	$6,189,528	$116,850
UltraShort Health Care	$52,811	$110,194
UltraShort Industrials	$175,290	$108,857
UltraShort Oil & Gas	$1,992,759	$130,731
UltraShort Real Estate	$6,192,224	$131,851
UltraShort Semiconductors	$223,535	$107,126
UltraShort Technology	$193,192	$109,006
UltraShort Telecommunications	$13,576	$110,202
UltraShort Utilities	$64,747	$110,305
Short MSCI EAFE	$461,622	$125,927
Short MSCI Emerging Markets	$1,614,339	$209,833
Short FTSE China 25	$8,528	$27,924
UltraShort MSCI EAFE	$270,065	$123,457
UltraShort MSCI Emerging Markets	$1,562,166	$211,021
UltraShort MSCI Europe	$182,654	$83,222
UltraShort MSCI Pacific ex-Japan	$23,719	$64,966
UltraShort MSCI Brazil	$107,132	$80,219
UltraShort FTSE China 25	$2,555,995	$282,662
UltraShort MSCI Japan	$113,528	$150,974
UltraShort MSCI Mexico Investable Market	$51,338	$69,872
Short 20+ Year Treasury	$1,532,139	$164,825
UltraShort 7-10 Year Treasury	$2,825,276	$134,699
UltraShort 20+ Year Treasury	$33,461,662	$0.00
Credit Suisse 130/30	$200,642	$173,142

Fund	Investment Advisory Fees Paid during the Fiscal Year Ended May 31, 2009	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2009
Ultra Financials	$14,803,443	$660,796
Ultra Health Care	$309,458	$151,296
Ultra Industrials	$107,305	$183,848
Ultra Oil & Gas	$4,213,221	$305,096
Ultra Real Estate	$1,065,299	$220,264
Ultra Semiconductors	$514,260	$153,366
Ultra Technology	$667,053	$206,003
Ultra Telecommunications	$67,615	$64,992
Ultra Utilities	$174,654	$137,432
Short QQQ®	$692,522	$190,047
Short Dow30SM	$1,548,368	$150,771
Short S&P500®	$4,088,840	$0.00
Short MidCap400	$269,348	$111,213
Short SmallCap600	$147,461	$99,413
Short Russell2000	$526,689	$130,679
UltraShort QQQ®	$7,966,960	$784,846
UltraShort Dow30SM	$4,199,894	$178,268
UltraShort S&P500®	$20,896,604	$0.00
UltraShort MidCap400	$859,432	$90,076
UltraShort SmallCap600	$374,625	$79,823
UltraShort Russell2000	$5,559,853	$507,230
UltraShort Russell1000 Value	$155,434	$104,226
UltraShort Russell1000 Growth	$183,945	$105,248
UltraShort Russell MidCap Value	$61,013	$127,107
UltraShort Russell MidCap Growth	$98,207	$109,565
UltraShort Russell2000 Value	$153,626	$105,440
UltraShort Russell2000 Growth	$194,129	$170,552
Short Financials	$379,396	$121,021
Short Oil & Gas	$61,664	$62,034
UltraShort Basic Materials	$1,416,180	$109,223
UltraShort Consumer Goods	$316,620	$100,209
UltraShort Consumer Services	$1,077,757	$117,126
UltraShort Financials	$12,429,007	$0.00
UltraShort Health Care	$95,887	$105,918
UltraShort Industrials	$570,982	$105,915
UltraShort Oil & Gas	$6,608,975	$19,222
UltraShort Real Estate	$8,613,202	$116,505
UltraShort Semiconductors	$258,032	$102,897
UltraShort Technology	$417,349	$101,131
UltraShort Telecommunications	$48,040	$83,098
UltraShort Utilities	$141,218	$237,276
Short MSCI EAFE	$379,512	$99,505
Short MSCI Emerging Markets	$346,694	$112,787
UltraShort MSCI EAFE	$880,933	$186,761
UltraShort MSCI Emerging Markets	$2,995,638	$501,700
UltraShort FTSE China 25	$2,559,981	$225,733
UltraShort MSCI Japan	$155,635	$181,777
UltraShort 7-10 Year Treasury	$1,505,802	$126,711
UltraShort 20+ Year Treasury	$11,722,122	$245,463

During the fiscal year ended May 31, 2011, the Advisor recouped $14,546 from the UltraPro Short S&P500® pursuant to an Investment Advisory Agreement between the Advisor and the Trust, on behalf of the Fund. Amounts waived or reimbursed in a particular contractual period may be recouped by the Advisor within five years of the end of that contractual period to the extent that the recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

CODE OF ETHICS

The Trust, the Advisor and the Distributor each have adopted a consolidated code of ethics (the “COE”), under Rule 17j-1 under the 1940 Act,, which is designed to prevent affiliated persons of the Trust, ProShare Advisors and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds. There can be no assurance that the COE will be effective in preventing such activities. The COE permits personnel subject to it to invest in securities, including securities that may be held or purchased by a Fund however, such transactions are reported on a regular basis. The Advisors’ personnel subject to the COE are also required to report transactions in registered open-investment companies advised or sub-advised by the Advisor. The COE is on file with the SEC and is available to the public.

PROXY VOTING POLICY AND PROCEDURES

Background

The Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities of the Funds, pursuant to which the Board of Trustees has delegated responsibility for voting such proxies to the Advisor subject to the Board of Trustees’ continuing oversight.

Policies and Procedures

The Advisor’s proxy voting policies and procedures (the “Guidelines”) are designed to maximize shareholder value and protect shareowner interests when voting proxies. The Advisor’s Proxy Oversight and Brokerage Allocation Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibility with regard to voting of client proxies. The Proxy Committee is composed of representatives of the Advisor’s Compliance, Legal and Portfolio Management Departments. The Proxy Committee reviews and monitors the effectiveness of the Guidelines.

To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services. (“ISS”) as an expert in the proxy voting and corporate governance area. ISS is a subsidiary of MSCI, Inc., an independent company that specializes in, among other things, providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis and voting recommendations as well as vote execution, reporting and record keeping. ISS issues quarterly reports for the Advisor to review to assure proxies are being voted properly. The Advisor and ISS also perform spot checks intra-quarter to match the voting activity with available shareholder meeting information. ISS’s management meets regularly to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments in turn is provided to the Proxy Committee. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.

The Guidelines are maintained and implemented by ISS and are an extensive list of common proxy voting issues with recommended voting actions based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Generally, proxies are voted in accordance with the voting recommendations contained in the Guidelines. If necessary, the Advisor will be consulted by ISS on non-routine issues. Proxy issues identified in the Guidelines include but are not limited to:

•	Election of Directors—considering factors such as director qualifications, term of office and age limits.

•	Proxy Contests—considering factors such as voting for nominees in contested elections and reimbursement of expenses.

•	Election of Auditors—considering factors such as independence and reputation of the auditing firm.

•	Proxy Contest Defenses—considering factors such as board structure and cumulative voting.

•	Tender Offer Defenses—considering factors such as poison pills (stock purchase rights plans) and fair price provisions.

•	Miscellaneous Governance Issues—considering factors such as confidential voting and equal access.

•	Capital Structure—considering factors such as common stock authorization and stock distributions.

•	Executive and Director Compensation—considering factors such as performance goals and employee stock purchase plans.

•	State of Incorporation—considering factors such as state takeover statutes and voting on reincorporation proposals.

•	Mergers and Corporate Restructuring—considering factors such as spin-offs and asset sales.

•	Mutual Fund Proxy Voting—considering factors such as election of directors and proxy contests.

•	Consumer and Public Safety Issues—considering factors such as social and environmental issues as well as labor issues.

A full description of each guideline and voting policy is maintained by the Advisor, and a complete copy of the Guidelines is available upon request.

Conflicts of Interest

From time to time, proxy issues may pose a material conflict of interest between Fund shareholders and the Advisor, the Distributor or any affiliates thereof. Due to the limited nature of the Advisor’s activities (e.g., no underwriting business, no publicly traded affiliates, no investment banking activities and no research recommendations), conflicts of interest are likely to be infrequent. Nevertheless, it shall be the duty of the Proxy Committee to monitor potential conflicts of interest. In the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with approved guidelines. The Proxy Committee will disclose to the Board of Trustees the voting issues that created the conflict of interest and the manner in which ISS voted such proxies.

Record of Proxy Voting

The Advisor, with the assistance of ISS, shall maintain for a period of at least five years a record of each proxy statement received and materials that were considered when the proxy was voted during the calendar year. Information on how the Funds voted proxies relating to portfolio securities for the 12-month (or shorter) period ended June 30 will be available (1) without charge, upon request, by calling the Advisor at 1-866-PRO-5125, (2) on the Trust’s website, and (3) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY

The Trust has adopted a policy regarding the disclosure of information about each Fund’s portfolio holdings, which is reviewed on an annual basis. The Board of Trustees must approve all material amendments to this policy. A complete schedule of each Fund’s portfolio holdings as of the end of each fiscal quarter will be filed with the SEC (and publicly available) within 60 days of the end of the first and third fiscal quarters and within 70 days of the second and fourth quarters. In addition, each Fund’s portfolio holdings will be publicly disseminated each day the Funds are open for business via the Funds’ website at www.proshares.com.

The portfolio composition file (“PCF”) and the IOPV file, which contain equivalent portfolio holdings information, will be made available as frequently as daily to the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities (“Entities”) in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by exemptive orders issued by the SEC and other legal and business requirements pursuant to which the Funds create and redeem Shares. Entities are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based services, including large institutional investors (“Authorized Participants”) that have been authorized by the Distributor to purchase and redeem Creation Units and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of Funds in the secondary market.

Daily access to the PCF and IOPV file is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management, including Authorized Participants, and (ii) to other personnel of the Advisor and the Funds’ distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

Portfolio holdings information may not be provided prior to its public availability (“Non-Standard Disclosure”) in other circumstances except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s CCO or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Advisor or Distributor and such disclosure serves a legitimate business purpose. The length of lag, if any, between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure.

OTHER SERVICE PROVIDERS

Administrator, Index Receipt Agent, and Fund Accounting Agent

J.P. Morgan Investor Services Co., One Beacon Street, 19th Floor, Boston, MA 02108, acts as Administrator to the Funds pursuant to an administration agreement dated June 16, 2006, as amended from time to time. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping and internal accounting; the determination of NAVs; and the preparation and filing of all reports and all other materials required to be filed or furnished by the Funds under federal and state securities laws, except for registration statements and proxy statements. Effective January 2012, Citi Fund Services Ohio, Inc. (“Citi Fund Services”), located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, an indirect wholly-owned subsidiary of Citibank N.A., provides regulatory administrative services to the Trust (altogether, the “Regulatory Administrative Services”). For its services, Citi Fund Services will be paid a set fee allocated equally among each of the Funds.

The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Prior to January 2012, the Administrator provided the Regulatory Administrative Services to the Funds. Because the New Funds were not operational at the end of the Trust’s last fiscal year, information on fees paid to the New Funds’ service provider is not included in this SAI. For these services (including the Regulatory Administrative Services) each Fund that was operational for the period indicated paid the Administrator the amounts set forth below.

Fund	Fees Paid during the Fiscal Year Ended May 31, 2011
Ultra QQQ®	$253,291
Ultra Dow30SM	$184,701
Ultra S&P500®	$287,477
Ultra Russell3000	$105,210
Ultra MidCap400	$134,368
Ultra SmallCap600	$103,147
Ultra Russell2000	$175,170
UltraPro QQQ®	$126,822
UltraPro Dow30SM	$53,858
UltraPro S&P500®	$164,947
UltraPro MidCap400	$68,482
UltraPro Russell2000	$89,561
Ultra Russell1000 Value	$103,421
Ultra Russell1000 Growth	$103,216
Ultra Russell MidCap Value	$102,938
Ultra Russell MidCap Growth	$102,731
Ultra Russell2000 Value	$105,869
Ultra Russell2000 Growth	$105,720
Ultra Basic Materials	$187,550
Ultra Nasdaq Biotechnology	$24,812
Ultra Consumer Goods	$101,344
Ultra Consumer Services	$101,623
Ultra Financials	$279,237

Fund	Fees Paid during the Fiscal Year Ended May 31, 2011
Ultra Health Care	$101,388
Ultra Industrials	$101,807
Ultra Oil & Gas	$198,960
Ultra Real Estate	$222,643
Ultra KBW Regional Banking	$23,727
Ultra Semiconductors	$111,613
Ultra Technology	$137,196
Ultra Telecommunications	$101,013
Ultra Utilities	$101,181
Ultra MSCI EAFE	$100,626
Ultra MSCI Emerging Markets	$101,102
Ultra MSCI Europe	$15,509
Ultra MSCI Pacific ex-Japan	$15,109
Ultra MSCI Brazil	$27,589
Ultra FTSE China 25	$101,131
Ultra MSCI Japan	$100,719
Ultra Mexico Investable Market	$13,287
Ultra 7-10 Year Treasury	$55,343
Ultra 20+ Year Treasury	$57,556
Ultra High Yield	$1,074
Ultra Investment Grade Corporate	$1,100
Short QQQ®	$129,486
Short Dow30SM	$137,213
Short S&P500®	$256,460
Short MidCap400	$80,907
Short SmallCap600	$80,900
Short Russell2000	$146,164
UltraShort QQQ®	$211,737
UltraShort Dow30SM	$169,658
UltraShort S&P500®	$278,327
UltraShort Russell3000	$74,903
UltraShort MidCap400	$80,899
UltraShort SmallCap600	$80,898
UltraShort Russell2000	$169,274
UltraPro Short QQQ®	$76,407
UltraPro Short Dow30SM	$54,732
UltraPro Short S&P500®	$150,054
UltraPro Short MidCap400	$28,528
UltraPro Short Russell2000	$56,087
UltraShort Russell1000 Value	$80,896
UltraShort Russell1000 Growth	$80,896
UltraShort Russell MidCap Value	$80,896
UltraShort Russell MidCap Growth	$80,896
UltraShort Russell2000 Value	$80,898
UltraShort Russell2000 Growth	$80,902
Short Basic Materials	$22,129
Short Financials	$97,740
Short Oil & Gas	$80,900
Short Real Estate	$42,741
Short KBW Regional Banking	$44,770
UltraShort Basic Materials	$94,471
UltraShort Nasdaq Biotechnology	$18,531

Fund	Fees Paid during the Fiscal Year Ended May 31, 2011
UltraShort Consumer Goods	$80,894
UltraShort Consumer Services	$80,890
UltraShort Financials	$170,481
UltraShort Health Care	$80,896
UltraShort Industrials	$80,890
UltraShort Oil & Gas	$97,535
UltraShort Real Estate	$143,864
UltraShort Semiconductors	$80,900
UltraShort Technology	$80,901
UltraShort Telecommunications	$80,897
UltraShort Utilities	$80,895
Short MSCI EAFE	$99,508
Short MSCI Emerging Markets	$129,423
Short FTSE China 25	$25,306
UltraShort MSCI EAFE	$80,911
UltraShort MSCI Emerging Markets	$106,585
UltraShort MSCI Europe	$82,613
UltraShort MSCI Pacific ex-Japan	$77,876
UltraShort MSCI Brazil	$81,022
UltraShort FTSE China 25	$129,620
UltraShort MSCI Japan	$80,902
UltraShort MSCI Mexico Investable Market	$77,972
Short 20+ Year Treasury	$203,136
Short High Yield	$1,788
Short Investment Grade Corporate	$1,113
Short 7-10 Year Treasury	$1,428
UltraShort 3-7 Year Treasury	$985
UltraShort 7-10 Year Treasury	$166,484
UltraShort 20+ Year Treasury	$341,730
UltraShort TIPS	$1,805
Credit Suisse 130/30	$111,044
RAFI® Long/Short	$9,925

Fund	Fees Paid during the Fiscal Year Ended May 31, 2010
Ultra QQQ®	$263,207
Ultra Dow30SM	$208,871
Ultra S&P500®	$295,386
Ultra Russell3000	$22,968
Ultra MidCap400	$138,560
Ultra SmallCap600	$107,412
Ultra Russell2000	$174,738
UltraPro QQQ®	$19,412
UltraPro Dow30SM	$8,857
UltraPro S&P500®	$104,946
UltraPro MidCap400	$13,551
UltraPro Russell2000	$10,941
Ultra Russell1000 Value	$104,194
Ultra Russell1000 Growth	$104,046
Ultra Russell MidCap Value	$103,569
Ultra Russell MidCap Growth	$103,327

Fund	Fees Paid during the Fiscal Year Ended May 31, 2010
Ultra Russell2000 Value	$107,778
Ultra Russell2000 Growth	$107,202
Ultra Basic Materials	$205,107
Ultra Nasdaq Biotechnology	$1,802
Ultra Consumer Goods	$101,428
Ultra Consumer Services	$101,768
Ultra Financials	$301,254
Ultra Health Care	$101,468
Ultra Industrials	$102,114
Ultra Oil & Gas	$215,774
Ultra Real Estate	$230,484
Ultra KBW Regional Banking	$1,549
Ultra Semiconductors	$121,181
Ultra Technology	$141,354
Ultra Telecommunications	$101,385
Ultra Utilities	$101,135
Ultra MSCI EAFE	$19,692
Ultra MSCI Emerging Markets	$45,904
Ultra MSCI Europe	$653
Ultra MSCI Pacific ex-Japan	$622
Ultra MSCI Brazil	$667
Ultra FTSE China 25	$62,292
Ultra MSCI Japan	$18,845
Ultra Mexico Investable Market	$659
Ultra 7-10 Year Treasury	$9,543
Ultra 20+ Year Treasury	$10,366
Short QQQ®	$117,741
Short Dow30SM	$135,702
Short S&P500®	$249,812
Short MidCap400	$80,775
Short SmallCap600	$80,776
Short Russell2000	$113,106
UltraShort QQQ®	$225,291
UltraShort Dow30SM	$192,536
UltraShort S&P500®	$300,331
UltraShort Russell3000	$5,208
UltraShort MidCap400	$80,777
UltraShort SmallCap600	$80,746
UltraShort Russell2000	$177,115
UltraPro Short QQQ®	$6,970
UltraPro Short Dow30SM	$4,841
UltraPro Short S&P500®	$99,494
UltraPro Short MidCap400	$3,247
UltraPro Short Russell2000	$4,850
UltraShort Russell1000 Value	$80,717
UltraShort Russell1000 Growth	$80,719
UltraShort Russell MidCap Value	$80,713
UltraShort Russell MidCap Growth	$80,717
UltraShort Russell2000 Value	$80,726
UltraShort Russell2000 Growth	$80,724
Short Basic Materials	$1,889
Short Financials	$100,077

Fund	Fees Paid during the Fiscal Year Ended May 31, 2010
Short Oil & Gas	$79,231
Short Real Estate	$1,806
Short KBW Regional Banking	$1,877
UltraShort Basic Materials	$102,218
UltraShort Nasdaq Biotechnology	$1,761
UltraShort Consumer Goods	$80,732
UltraShort Consumer Services	$80,763
UltraShort Financials	$215,047
UltraShort Health Care	$80,718
UltraShort Industrials	$80,732
UltraShort Oil & Gas	$135,577
UltraShort Real Estate	$213,396
UltraShort Semiconductors	$80,758
UltraShort Technology	$80,733
UltraShort Telecommunications	$81,209
UltraShort Utilities	$80,720
Short MSCI EAFE	$82,361
Short MSCI Emerging Markets	$124,594
Short FTSE China 25	$2,019
UltraShort MSCI EAFE	$80,736
UltraShort MSCI Emerging Markets	$122,834
UltraShort MSCI Europe	$29,181
UltraShort MSCI Pacific ex-Japan	$5,080
UltraShort MSCI Brazil	$22,882
UltraShort FTSE China 25	$151,479
UltraShort MSCI Japan	$80,729
UltraShort MSCI Mexico Investable Market	$10,982
Short 20+ Year Treasury	$97,527
UltraShort 7-10 Year Treasury	$159,680
UltraShort 20+ Year Treasury	$327,877
Credit Suisse 130/30	$53,012

Fund	Fees Paid during the Fiscal Year Ended May 31, 2009
Ultra QQQ®	$276,814
Ultra Dow30SM	$233,934
Ultra S&P500®	$309,908
Ultra MidCap400	$134,948
Ultra SmallCap600	$106,626
Ultra Russell2000	$180,322
Ultra Russell1000 Value	$106,996
Ultra Russell1000 Growth	$107,061
Ultra Russell MidCap Value	$106,093
Ultra Russell MidCap Growth	$106,041
Ultra Russell2000 Value	$111,231
Ultra Russell2000 Growth	$110,695
Ultra Basic Materials	$146,535
Ultra Consumer Goods	$103,420
Ultra Consumer Services	$103,938
Ultra Financials	$300,422
Ultra Health Care	$103,424
Ultra Industrials	$104,251
Ultra Oil & Gas	$214,351
Ultra Real Estate	$135,731
Ultra Semiconductors	$111,328
Ultra Technology	$122,202
Ultra Telecommunications	$32,652
Ultra Utilities	$102,926
Short QQQ®	$94,167
Short Dow30SM	$123,390
Short S&P500®	$181,439
Short MidCap400	$81,753
Short SmallCap600	$82,379
Short Russell2000	$87,464
UltraShort QQQ®	$222,969
UltraShort Dow30SM	$187,995
UltraShort S&P500®	$276,868
UltraShort MidCap400	$98,082
UltraShort SmallCap600	$82,300
UltraShort Russell2000	$200,039
UltraShort Russell1000 Value	$82,397
UltraShort Russell1000 Growth	$82,398
UltraShort Russell MidCap Value	$82,382
UltraShort Russell MidCap Growth	$82,375
UltraShort Russell2000 Value	$82,359
UltraShort Russell2000 Growth	$82,337
Short Financials	$60,282
Short Oil & Gas	$13,167
UltraShort Basic Materials	$117,144
UltraShort Consumer Goods	$82,405
UltraShort Consumer Services	$107,972
UltraShort Financials	$242,807
UltraShort Health Care	$82,352
UltraShort Industrials	$82,443
UltraShort Oil & Gas	$189,218
UltraShort Real Estate	$235,783
UltraShort Semiconductors	$82,389
UltraShort Technology	$82,390
UltraShort Telecommunications	$24,171
UltraShort Utilities	$82,366
Short MSCI EAFE	$71,036
Short MSCI Emerging Markets	$81,180
UltraShort MSCI EAFE	$100,173
UltraShort MSCI Emerging Markets	$161,181
UltraShort FTSE China 25	$147,758
UltraShort MSCI Japan	$66,732
UltraShort 7-10 Year Treasury	$116,887
UltraShort 20+ Year Treasury	$212,623

ProShare Advisors, pursuant to a separate Management Services Agreement, performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust’s contractual obligations with the Funds’ service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers as requested or as deemed necessary. For these services, the Trust pays to ProShare Advisors a fee at the annual rate of 0.10% of average daily net assets for all of the Funds. For the three most recent fiscal years, each Fund that was operational for the period indicated paid ProShare Advisors the amount set forth below pursuant to the Management Services Agreement.

Because the New Funds were not operational at the end of the Trust’s last fiscal year, information on fees paid pursuant to the Management Services Agreement by the New Funds is not included in this SAI.

Fund	Fees Paid during the Fiscal Year Ended May 31, 2011
Ultra QQQ®	$818,099
Ultra Dow30SM	$318,368
Ultra S&P500®	$1,574,271
Ultra Russell3000	$7,229
Ultra MidCap400	$124,801
Ultra SmallCap600	$45,537
Ultra Russell2000	$242,341
UltraPro QQQ®	$114,345
UltraPro Dow30SM	$23,951
UltraPro S&P500®	$226,252
UltraPro MidCap400	$30,848
UltraPro Russell2000	$45,178
Ultra Russell1000 Value	$13,462
Ultra Russell1000 Growth	$14,849
Ultra Russell MidCap Value	$8,726
Ultra Russell MidCap Growth	$13,478
Ultra Russell2000 Value	$20,280
Ultra Russell2000 Growth	$25,668
Ultra Basic Materials	$331,814
Ultra Nasdaq Biotechnology	$6,656
Ultra Consumer Goods	$19,811
Ultra Consumer Services	$14,222
Ultra Financials	$1,298,045
Ultra Health Care	$43,948
Ultra Industrials	$41,784
Ultra Oil & Gas	$389,022
Ultra Real Estate	$517,251
Ultra KBW Regional Banking	$6,766
Ultra Semiconductors	$71,021
Ultra Technology	$135,790
Ultra Telecommunications	$7,322
Ultra Utilities	$19,934
Ultra MSCI EAFE	$9,201
Ultra MSCI Emerging Markets	$37,099
Ultra MSCI Europe	$3,556
Ultra MSCI Pacific ex-Japan	$3,341
Ultra MSCI Brazil	$10,607
Ultra FTSE China 25	$44,666
Ultra MSCI Japan	$18,649

Fund	Fees Paid during the Fiscal Year Ended May 31, 2011
Ultra Mexico Investable Market	$2,248
Ultra 7-10 Year Treasury	$12,575
Ultra 20+ Year Treasury	$18,850
Ultra High Yield	$532
Ultra Investment Grade Corporate	$545
Short QQQ®	$234,420
Short Dow30SM	$270,456
Short S&P500®	$1,874,229
Short MidCap400	$31,777
Short SmallCap600	$38,380
Short Russell2000	$312,904
UltraShort QQQ®	$782,265
UltraShort Dow30SM	$437,400
UltraShort S&P500®	$2,748,606
UltraShort Russell3000	$2,006
UltraShort MidCap400	$31,632
UltraShort SmallCap600	$18,458
UltraShort Russell2000	$436,266
UltraPro Short QQQ®	$56,856
UltraPro Short Dow30SM	$28,399
UltraPro Short S&P500®	$330,761
UltraPro Short MidCap400	$4,280
UltraPro Short Russell2000	$32,727
UltraShort Russell1000 Value	$4,893
UltraShort Russell1000 Growth	$6,791
UltraShort Russell MidCap Value	$3,660
UltraShort Russell MidCap Growth	$4,762
UltraShort Russell2000 Value	$9,524
UltraShort Russell2000 Growth	$12,266
Short Basic Materials	$4,325
Short Financials	$107,927
Short Oil & Gas	$11,470
Short Real Estate	$19,443
Short KBW Regional Banking	$25,038
UltraShort Basic Materials	$96,547
UltraShort Nasdaq Biotechnology	$4,246
UltraShort Consumer Goods	$10,445
UltraShort Consumer Services	$27,350
UltraShort Financials	$452,296
UltraShort Health Care	$4,594
UltraShort Industrials	$10,436
UltraShort Oil & Gas	$108,288
UltraShort Real Estate	$307,424
UltraShort Semiconductors	$25,566
UltraShort Technology	$20,085
UltraShort Telecommunications	$2,081
UltraShort Utilities	$5,625
Short MSCI EAFE	$114,600
Short MSCI Emerging Markets	$234,697
Short FTSE China 25	$7,655
UltraShort MSCI EAFE	$23,980
UltraShort MSCI Emerging Markets	$142,689

Fund	Fees Paid during the Fiscal Year Ended May 31, 2011
UltraShort MSCI Europe	$66,374
UltraShort MSCI Pacific ex-Japan	$3,214
UltraShort MSCI Brazil	$26,600
UltraShort FTSE China 25	$238,384
UltraShort MSCI Japan	$22,059
UltraShort MSCI Mexico Investable Market	$3,545
Short 20+ Year Treasury	$705,558
Short High Yield	$1,111
Short Investment Grade Corporate	$689
Short 7-10 Year Treasury	$886
UltraShort 3-7 Year Treasury	$609
UltraShort 7-10 Year Treasury	$414,559
UltraShort 20+ Year Treasury	$5,241,442
UltraShort TIPS	$1,122
Credit Suisse 130/30	$69,551
RAFI® Long/Short	$4,953

Fund	Fees Paid during the Fiscal Year May 31, 2010
Ultra QQQ®	$915,461
Ultra Dow30SM	$443,658
Ultra S&P500®	$1,791,238
Ultra Russell3000	$5,984
Ultra MidCap400	$135,102
Ultra SmallCap600	$58,033
Ultra Russell2000	$232,231
UltraPro QQQ®	$9,456
UltraPro Dow30SM	$4,178
UltraPro S&P500®	$82,010
UltraPro MidCap400	$6,526
UltraPro Russell2000	$5,220
Ultra Russell1000 Value	$20,110
Ultra Russell1000 Growth	$28,530
Ultra Russell MidCap Value	$19,907
Ultra Russell MidCap Growth	$18,992
Ultra Russell2000 Value	$21,971
Ultra Russell2000 Growth	$27,340
Ultra Basic Materials	$417,092
Ultra Nasdaq Biotechnology	$801
Ultra Consumer Goods	$28,216
Ultra Consumer Services	$15,800
Ultra Financials	$2,035,445
Ultra Health Care	$43,250
Ultra Industrials	$40,578
Ultra KBW Regional Banking	$699
Ultra Oil & Gas	$492,970
Ultra Real Estate	$589,681
Ultra Semiconductors	$91,071
Ultra Technology	$148,166
Ultra Telecommunications	$12,736
Ultra Utilities	$26,582

Fund	Fees Paid during the Fiscal Year May 31, 2010
Ultra MSCI EAFE	$9,596
Ultra MSCI Emerging Markets	$22,252
Ultra MSCI Europe	$251
Ultra MSCI Pacific ex-Japan	$236
Ultra MSCI Brazil	$258
Ultra FTSE China 25	$31,133
Ultra MSCI Japan	$9,407
Ultra Mexico Investable Market	$254
Ultra 7-10 Year Treasury	$4,521
Ultra 20+ Year Treasury	$4,933
Short QQQ®	$186,890
Short Dow30SM	$260,822
Short S&P500®	$1,549,517
Short MidCap400	$40,204
Short SmallCap600	$36,340
Short Russell2000	$168,861
UltraShort QQQ®	$970,308
UltraShort Dow30SM	$584,212
UltraShort S&P500®	$3,453,493
UltraShort Russell3000	$3,242
UltraShort MidCap400	$49,572
UltraShort SmallCap600	$24,712
UltraShort Russell2000	$475,606
UltraPro Short QQQ®	$4,044
UltraPro Short Dow30SM	$2,713
UltraPro Short S&P500®	$144,828
UltraPro Short MidCap400	$1,717
UltraPro Short Russell2000	$2,719
UltraShort Russell1000 Value	$10,636
UltraShort Russell1000 Growth	$11,380
UltraShort Russell MidCap Value	$4,233
UltraShort Russell MidCap Growth	$7,085
UltraShort Russell2000 Value	$11,797
UltraShort Russell2000 Growth	$12,717
Short Basic Materials	$1,055
Short Financials	$115,041
Short Oil & Gas	$12,707
Short Real Estate	$1,004
Short KBW Regional Banking	$1,079
UltraShort Basic Materials	$125,606
UltraShort Nasdaq Biotechnology	$976
UltraShort Consumer Goods	$20,129
UltraShort Consumer Services	$53,608
UltraShort Financials	$825,265
UltraShort Health Care	$7,041
UltraShort Industrials	$23,372
UltraShort Oil & Gas	$265,699
UltraShort Real Estate	$825,624
UltraShort Semiconductors	$29,805
UltraShort Technology	$25,759
UltraShort Telecommunications	$1,810

Fund	Fees Paid during the Fiscal Year May 31, 2010
UltraShort Utilities	$8,633
Short MSCI EAFE	$61,549
Short MSCI Emerging Markets	$215,243
Short FTSE China 25	$1,137
UltraShort MSCI EAFE	$36,008
UltraShort MSCI Emerging Markets	$208,288
UltraShort MSCI Europe	$24,354
UltraShort MSCI Pacific ex-Japan	$3,162
UltraShort MSCI Brazil	$14,284
UltraShort FTSE China 25	$340,797
UltraShort MSCI Japan	$15,137
UltraShort MSCI Mexico Investable Market	$6,845
Short 20+ Year Treasury	$204,284
UltraShort 7-10 Year Treasury	$376,701
UltraShort 20+ Year Treasury	$4,461,523
Credit Suisse 130/30	$26,752

Fund	Fees Paid during the Fiscal Year Ended May 31, 2009
Ultra QQQ®	$1,211,622
Ultra Dow30SM	$635,842
Ultra S&P500®	$2,355,875
Ultra MidCap400	$119,983
Ultra SmallCap600	$38,043
Ultra Russell2000	$240,435
Ultra Russell1000 Value	$13,555
Ultra Russell1000 Growth	$23,560
Ultra Russell MidCap Value	$7,522
Ultra Russell MidCap Growth	$12,058
Ultra Russell2000 Value	$15,139
Ultra Russell2000 Growth	$16,256
Ultra Basic Materials	$218,956
Ultra Consumer Goods	$11,389
Ultra Consumer Services	$7,217
Ultra Financials	$1,973,770
Ultra Health Care	$41,260
Ultra Industrials	$14,307
Ultra Oil & Gas	$561,757
Ultra Real Estate	$142,039
Ultra Semiconductors	$68,567
Ultra Technology	$88,940
Ultra Telecommunications	$9,015
Ultra Utilities	$23,287
Short QQQ®	$92,335
Short Dow30SM	$206,447
Short S&P500®	$545,173
Short MidCap400	$35,913
Short SmallCap600	$19,661
Short Russell2000	$70,224
UltraShort QQQ®	$1,062,248
UltraShort Dow30SM	$559,979
UltraShort S&P500®	$2,786,182
UltraShort MidCap400	$114,589
UltraShort SmallCap600	$49,949
UltraShort Russell2000	$741,304
UltraShort Russell1000 Value	$20,724
UltraShort Russell1000 Growth	$24,525
UltraShort Russell MidCap Value	$8,135

Fund	Fees Paid during the Fiscal Year Ended May 31, 2009
UltraShort Russell MidCap Growth	$13,094
UltraShort Russell2000 Value	$20,483
UltraShort Russell2000 Growth	$25,884
Short Financials	$50,586
Short Oil & Gas	$8,222
UltraShort Basic Materials	$188,822
UltraShort Consumer Goods	$42,216
UltraShort Consumer Services	$143,699
UltraShort Financials	$1,657,180
UltraShort Health Care	$12,785
UltraShort Industrials	$76,130
UltraShort Oil & Gas	$881,184
UltraShort Real Estate	$1,148,414
UltraShort Semiconductors	$34,404
UltraShort Technology	$55,646
UltraShort Telecommunications	$6,406
UltraShort Utilities	$18,829
Short MSCI EAFE	$50,601
Short MSCI Emerging Markets	$46,225
UltraShort MSCI EAFE	$117,456
UltraShort MSCI Emerging Markets	$399,413
UltraShort FTSE China 25	$341,326
UltraShort MSCI Japan	$20,751
UltraShort 7-10 Year Treasury	$200,772
UltraShort 20+ Year Treasury	$1,562,936

Custodian

JPMorgan Chase Bank, N.A. acts as custodian to the Funds. JPMorgan Chase Bank is located at 4 MetroTech Center, Brooklyn, NY 11245.

The custodian is responsible for safeguarding the Fund’s cash and securities, receiving and delivering securities, collecting the Funds’ interest and dividends, and performing certain administrative duties, all as directed by authorized persons. The custodian is also responsible for the appointment and oversight of any subcustodian banks and for providing reports regarding such subcustodian banks and clearing agencies.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) serves as independent registered public accounting firm to the Fund. PwC provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PwC’s address is 41 South High Street, Suite 2500, Columbus, OH 43215.

Legal Counsel

Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600, serves as counsel to the Funds.

Distributor

SEI Investments Distribution Co. serves as the distributor and principal underwriter in all fifty states and the District of Columbia. Its address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has no role in determining the investment policies of the Trust or any of the Funds, or which securities are to be purchased or sold by the Trust or any of the Funds. For the fiscal years ended May 31, 2009, May 31, 2010 and May 31, 2011, ProShare Advisors paid $1,358,368, $1,188,117 and $1,450,000, respectively to the Distributor as compensation for services.

Principal Financial Officer/Treasurer Services

The Trust has entered into an agreement with Foreside Management Services, LLC (“Foreside”), pursuant to which Foreside provides the Trust with the services of an individual to serve as the Trust’s Principal Financial Officer and Treasurer. Neither Foreside nor the Treasurer have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund. The Trust pays Foreside an annual flat fee of $100,000 per year and an additional annual flat fee of $3,500 per Fund, and will reimburse Foreside for certain out-of-pocket expenses incurred by Foreside in providing services to the Trust. Foreside is located at Three Canal Plaza, Suite 100, Portland, ME 04101. For the fiscal years ended May 31, 2009, May 31, 2010 and May 31, 2011, the Trust paid $353,560, $378,951, and $453,658 respectively, to Foreside for services pursuant to its agreement.

Distribution and Service Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Issuance of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisors (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Board. The Distribution and Service Plan may be terminated at any time by a majority of the Board or by a vote of a majority of the outstanding Shares, as defined under the 1940 Act, of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees or by a vote of a majority of the outstanding Shares, as defined under the 1940 Act, of the affected Fund on not less than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Board has determined that, in its judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Board’s quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, the Trustees will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses. There are currently no plans to impose distribution fees.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by ProShare Advisors or the Administrator. Fund expenses include: the investment advisory fee; management services fee; administrative fees, index receipt agent fees, principal financial officer/treasurer services fees; compliance service fees, anti-money laundering administration fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees; listing fees; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on May 29, 2002, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board of Trustees may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.

All Shares of the Trust are freely transferable. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series or class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Declaration of Trust confers upon the Board of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Funds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the Officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of any Funds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances where the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and the Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the

Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

PURCHASE AND REDEMPTION OF SHARES

The Trust issues and redeems Shares only in aggregations of Creation Units.

For the following Funds, a Creation Unit is comprised of 50,000 Shares:

Ultra ProShares
Ultra MarketCap Funds	Ultra Fixed Income Funds	Short International Funds
Ultra Russell3000	Ultra High Yield	Short FTSE China 25
UltraPro QQQ	Ultra Investment Grade Corporate	UltraShort MSCI Europe
UltraPro Dow30	Ultra TIPS	UltraShort MSCI Pacific ex-Japan
UltraPro S&P500	Ultra 7-10 Year Treasury	UltraShort MSCI Brazil
UltraPro MidCap400	Ultra 20+ Year Treasury	UltraShort MSCI Mexico Investable
UltraPro Russell2000		Market
Short ProShares
	Short MarketCap Funds	Short Fixed-Income Funds
Ultra Sector Funds	UltraShort Russell3000	Short 20+ Year Treasury
Ultra Nasdaq Biotechnology	UltraPro Short QQQ	Short High Yield
Ultra KBW Regional Banking	UltraPro Short Dow30	Short Investment Grade Corporate
	UltraPro Short S&P500	Short 7-10 Year Treasury
Ultra International Funds	UltraPro Short MidCap400	UltraShort 3-7 Year Treasury
Ultra MSCI EAFE	UltraPro Short Russell2000	UltraShort TIPS
Ultra MSCI Emerging Markets
Ultra MSCI Europe	Short Sector Funds	Alpha ProShares Funds
Ultra MSCI Pacific ex-Japan	Short Basic Materials	Credit Suisse 130/30
Ultra MSCI Brazil	Short Real Estate	RAFI® Long/Short
Ultra FTSE China 25	Short KBW Regional Banking	Hedge Replication ETF
Ultra MSCI Japan	UltraShort Nasdaq Biotechnology
Ultra MSCI Mexico Investable Market		Specialty ProShares Funds
German Sovereign / Sub-Sovereign ETF

For Short 7-10 Year Treasury and UltraShort 3-7 Year Treasury, a Creation Unit is comprised of 25,000 Shares.

For all other Funds, a Creation Unit is comprised of 75,000 Shares.

The value of such Creation Unit for each Fund except Ultra Russell3000, Ultra Nasdaq Biotechnology, Ultra KBW Regional Banking, Ultra MSCI EAFE, Ultra MSCI Emerging Markets, Ultra MSCI Europe, Ultra MSCI Pacific ex-Japan, Ultra MSCI Brazil, Ultra FTSE China 25, Ultra MSCI Japan, Ultra MSCI Mexico Investable Market, Ultra 7-10 Year Treasury, Ultra 20+ Year Treasury, UltraPro QQQ, UltraPro Dow30, UltraPro S&P500, UltraPro MidCap400, UltraPro Russell2000, UltraPro Short QQQ, UltraPro Short Dow30, Short Basic Materials, Short Real Estate, Short KBW Regional Banking, Short FTSE China 25, Short 20+ Year Treasury, UltraShort Russell3000, UltraShort Nasdaq Biotechnology, UltraShort MSCI Europe, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI Brazil, UltraShort MSCI Mexico Investable Market, UltraPro Short S&P500, UltraPro Short MidCap400, UltraPro Short Russell2000 and Credit Suisse 130/30 as of each such Fund’s inception was $5,250,000.

The value of such Creation Unit for UltraPro QQQ, UltraPro Dow30, UltraPro S&P500, UltraPro MidCap400, UltraPro Russell2000, UltraPro Short QQQ, UltraPro Short Dow30, UltraPro Short S&P 500, UltraPro Short MidCap400, UltraPro Short Russell2000, Short High Yield, Short Investment Grade Corporate and Short and UltraShort 3-7 Year Treasury as of each such Fund’s inception was $4,000,000.

The value of such Creation Unit for Ultra 7-10 Year Treasury, Ultra 20+ Year Treasury and UltraShort 3-7 Year Treasury as of each such Fund’s inception was $3,500,000.

The value of such Creation Unit for Ultra Nasdaq Biotechnology, Ultra KBW Regional Banking, Ultra MSCI EAFE, Ultra MSCI Emerging Markets, Ultra FTSE China 25, Ultra MSCI Japan, Short KBW Regional Banking, UltraShort Nasdaq Biotechnology, UltraShort MSCI Brazil and UltraShort MSCI Mexico Investable Market as of each such Fund’s inception was $3,000,000.

The value of such Creation Unit for Short Basic Materials, Short Real Estate, Short FTSE China 25 and Short 20+ Year Treasury as of each such Fund’s inception was $2,500,000.

The value of such Creation Unit for Ultra Russell3000, UltraShort Russell3000, UltraShort MSCI Europe, UltraShort MSCI Pacific ex-Japan, Ultra TIPS, UltraShort TIPS, Credit Suisse 130/30, Ultra High Yield, Ultra Investment Grade Corporate and Hedge Replication ETF as of each such Fund’s inception was $2,000,000.

The value of such Creation Unit for Ultra MSCI Europe, Ultra MSCI Pacific ex-Japan, Ultra MSCI Brazil and Ultra MSCI Mexico Investable Market as of each such Fund’s inception was $1,500,000.

The value of such Creation Unit for Short 7-10 Year Treasury and UltraShort 3-7 Year Treasury as of each such Fund’s inception was $1,000,000.

The value of such Creation Unit for each of the New Funds as of each such Fund’s inception was $2,000,000.

The Board of Trustees of the Trust reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Shares price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

Purchase and Issuance of Creation Units

The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the NYSE is open for business.

Creation Units of Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount and the transaction fee described below in “Transaction Fees”. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants.

Portfolio Deposit (Certain Ultra ProShares Funds and Certain Other Funds)

The consideration for purchase of a Creation Unit of Shares of an Ultra ProShares Fund (other than the Ultra High Yield and the Ultra Investment Grade Corporate), the Credit Suisse 130/30, the RAFI® Long/Short and/or the Specialty ProShares Funds may, at the discretion of the Advisor, consist of the in-kind deposit of a designated portfolio of equity securities (“Deposit Securities”) constituting a representation of the index for the Fund, the Balancing Amount, and the appropriate transaction fee (collectively, the “Portfolio Deposit”). The Balancing Amount will be the amount equal to the differential, if any, between the total aggregate market value of the Deposit Securities and the NAV of the Creation Units being purchased and will be paid to, or received from, the Trust after the NAV has been calculated.

The Index Receipt Agent makes available through the NSCC on each Business Day, either immediately prior to the opening of business on the Exchange or the night before, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for an applicable Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of such Fund until the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by ProShare Advisors with a view to the investment objective of the applicable Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Balancing Amount to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. The adjustments described above will reflect changes, known to ProShare Advisors on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant Ultra ProShares Fund, Alpha ProShares Fund or Specialty ProShares Fund, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Balancing Amount effective through and including the previous Business Day, per outstanding Share of each applicable Fund, will be made available.

If permitted by the Fund, Shares may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a greater value than the NAV of the Shares on the date the order is placed in proper form since, in addition to the available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Balancing Amount, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily mark-to-market value of the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below, will be charged in all cases. The delivery of Shares so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Cash Purchase Amount (All Funds)

Creation Units of all Funds may, at the discretion of the Advisor, be sold for cash (“Cash Purchase Amount”). Creation Units are sold at their NAV plus a transaction fee, as described below. The Advisor may also restrict purchases of Creation Units to be on a cash-only basis at any time and without prior notice, in all cases at the Advisor’s discretion. A purchase order for Fixed-Income ProShares Funds must be received by the Distributor by 2:30 p.m. Eastern time (or by 3:00 p.m. Eastern time, if transmitted by mail), or earlier in the event that the NYSE or the relevant bond markets close early, in order to receive that day’s Closing NAV per Share. For all other Funds, except the German Sovereign / Sub-Sovereign ETF, a purchase order must be received by the Distributor by 3:30 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement (or by 4:00 p.m. Eastern time, if transmitted by mail) or earlier in the event that the NYSE closes early in order to receive that day’s Closing NAV per Share. For the German Sovereign / Sub-Sovereign ETF, a purchase order must be received by the Distributor prior to 9:30 a.m. Eastern time (or by 11:15 a.m. Eastern time, if transmitted by mail) (these times may vary due to differences in when daylight savings time is effective between London and New York time. The actual cut-off time is 2:30 p.m. London Time or 4:15 p.m. London time, if transmitted by mail) or earlier in the event the NYSE or the relevant bond markets close early in order to receive that day’s Closing NAV per Share.

Purchases through the Clearing Process (Ultra ProShares Funds and Certain Other Funds)

An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the “Clearing Process,” or (ii) outside the Clearing Process. To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through the Funds’ transfer agent (the “Transfer Agent”) to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Securities and the Balancing Amount to the Trust, together with the transaction fee and such additional information as may be required by the Distributor. A purchase order for Ultra Fixed-Income ProShares Funds must be received by the Distributor by 2:30 p.m. Eastern time (or by 3:00 p.m. Eastern time, if transmitted by mail) or earlier in the event that the NYSE or the relevant bond markets close early in order to receive that day’s Closing NAV per Share. For all other Ultra ProShares, Alpha ProShares and Specialty ProShares Funds, except for the German Sovereign / Sub-Sovereign ETF, a purchase order must be received by the Distributor by 3:30 p.m. Eastern time (or by 4:00 p.m. Eastern time, if transmitted by mail) or earlier in the event that the NYSE closes early in order to receive that day’s Closing NAV per Share. For the German Sovereign / Sub-Sovereign ETF, a purchase order must be received by the Distributor prior to 9:30 a.m. Eastern time (or by 11:15 a.m. Eastern time, if transmitted by mail) (these times may vary due to differences in when daylight savings time is effective between London and New York time. The actual cut-off time is 2:30 p.m. London Time or 4:15 p.m. London time, if transmitted by mail) or earlier in the event the NYSE or the relevant bond markets close early in order to receive that day’s Closing NAV per Share.

Purchases Outside the Clearing Process

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC. Purchases (and redemptions) of Creation Units of the Ultra ProShares, Alpha ProShares and Specialty ProShares Funds settled outside the Clearing Process will be subject to a higher transaction fee than those settled through the Clearing Process. Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the transmittal date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Balancing Amount (for the Ultra ProShares, Alpha ProShares and Specialty ProShares Funds), each as applicable and at the discretion of the Advisor, or of the Cash Purchase Amount together with the applicable transaction fee.

For Funds holding Non-U.S. Investments (“Global Funds”), when a purchase order is placed, the Distributor will inform the Advisor and the Custodian. The Custodian shall cause local sub-custodians of the applicable Global Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Deposit Securities “free of payment”, with any appropriate adjustments as advised by the Trust, in accordance with the terms and conditions applicable to such account in such jurisdiction. If applicable, the sub-custodian(s) will confirm to the Custodian that the required Deposit Securities have been delivered and the Custodian will notify the Advisor and Distributor. The Authorized Participant must also make available to the Custodian no later than 12:00 noon Eastern time or earlier in the event that the NYSE or the relevant bond markets close early, by the third day after the order is deemed received, through the Federal Reserve Bank wire transfer system, immediately available or same day funds in U.S. dollars estimated by the Trust to be sufficient to pay the Balancing Amount next determined after acceptance of the purchase order, together with any applicable transaction fees. For Global Funds, the Index Receipt Agent will not make available through the NSCC on each Business Day, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit.

Rejection of Purchase Orders

The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the purchaser or group of purchasers, upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (b) for the applicable Ultra ProShares, Alpha ProShares and Specialty ProShares Funds only, the Deposit Securities delivered are not as specified by ProShare Advisors and ProShare Advisors has not consented to acceptance of an in-kind deposit that varies from the designated Deposit Securities; (c) for the applicable Ultra ProShares, Alpha ProShares and Specialty ProShares Funds only, acceptance of the purchase transaction order would have certain adverse tax consequences to the Fund; (d) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (e) the acceptance of the purchase order transaction would otherwise, in the discretion of the Trust or ProShare Advisors, have an adverse effect on the Trust or the rights of beneficial owners; (f) the value of a Cash Purchase Amount, or the value of the Balancing Amount to accompany an in-kind deposit, exceeds a purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian prior to the relevant cut-off time for the Fund on the transmittal date; or (g) in the event that circumstances outside the control of the Trust, the Distributor and ProShare Advisors make it impractical to process purchase orders. The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Fund Securities (Ultra ProShares and Certain Other Funds only)

With respect to the Ultra ProShares, Alpha ProShares and Specialty ProShares Funds, the Index Receipt Agent makes available through the NSCC immediately prior to the opening of business on the Exchange on each day that the Exchange is open for business the Portfolio Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). These securities may, at times, not be identical to Deposit Securities which are applicable to a purchase of Creation Units.

The redemption proceeds for a Creation Unit generally consist of Fund Securities, as announced by the Index Receipt Agent through the NSCC on any Business Day, plus the Balancing Amount. The redemption transaction fee described below is deducted from such redemption proceeds.

Redemption in Cash (All ProShares Funds)

For Ultra ProShares, Alpha ProShares and Specialty ProShares Funds, a Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Ultra ProShares, Alpha ProShares or the Specialty ProShares Funds may, in their sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

For Short ProShares Funds, the Ultra High Yield, the Ultra Investment Grade and/or the Hedge Replication ETF, the redemption proceeds will consist solely of cash in an amount equal to the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, less the redemption transaction fee described below (“Cash Redemption Amount”).

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; (4) in such other circumstance as is permitted by the SEC; or (5) for up to 14 calendar days for any of the Ultra International and Short International ProShares Funds during a period of an international local holiday, as described below in “Other Information”.

Placement of Redemption Orders Using Clearing Process

Orders to redeem Creation Units of Funds through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order on Ultra and Short Fixed-Income ProShares Funds must be received by the Distributor by 2:30 p.m. Eastern time (or by 3:00 p.m. Eastern time, if transmitted by mail) or earlier in the event that the NYSE or the bond markets close early in order to receive that day’s closing NAV per Share. For all other Funds, except for the German Sovereign / Sub-Sovereign ETF, a redemption order must be received by the Distributor by 3:30 p.m. Eastern time (or by 4:00 p.m. Eastern time, if transmitted by mail) or earlier in the event that the NYSE closes early in order to receive that day’s closing NAV per Share. For the German Sovereign / Sub-Sovereign ETF, a redemption request must be received by the Distributor prior to 9:30 a.m. Eastern time (or by 11:15 a.m. Eastern time, if transmitted by mail) (these times may vary due to differences in when daylight savings time is effective between London and New York time. The actual cut-off time is 2:30 p.m. London Time or 4:15 p.m. London time, if transmitted by mail). All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The requisite Fund Securities and the Balancing Amount (for the Ultra ProShares, Alpha ProShares or Specialty ProShares Funds) or the Cash Redemption Amount will be transferred by the third (3rd ) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a “participating party” under the Authorized Participant Agreement, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. A redemption order for Ultra Fixed Income ProShares Funds must be received by the Distributor by 2:30 p.m. Eastern time (or by 3:00 p.m. Eastern time, if transmitted by mail), or earlier in the event that the NYSE or the relevant bond markets close early in order to receive that day’s closing NAV per Share. For all other Ultra ProShares, Alpha ProShares and Specialty ProShares Funds, except for the German Sovereign / Sub-Sovereign ETF, a redemption order must be received by the Distributor by 3:30 p.m. Eastern time (or by 4:00 p.m. Eastern time, if transmitted by mail) or earlier in the event that the NYSE closes early in order to receive that day’s closing NAV per Share. For the German Sovereign / Sub-Sovereign ETF, a redemption request must be received by the Distributor prior to 9:30 a.m. Eastern time (or by 11:15 a.m. Eastern time, if transmitted by mail) (these times may vary due to differences in when daylight savings time is effective between London and New York time. The actual cut-off time is 2:30 p.m. London Time or 4:15 p.m. London time, if transmitted by mail) or earlier in the event that the NYSE or the relevant bond markets close early in order to receive, that day’s closing NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC to the Custodian by the third Business Day (T+3) following such transmittal date. All other procedures set forth in the Authorized Participant Agreement must be properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities and the Balancing Amount (for the Ultra ProShares, Alpha ProShares and Specialty ProShares Funds), which are expected to be delivered within three Business Days and the Cash Redemption Amount (by the third Business Day (T+3) following the transmittal date on which such redemption order is deemed received by the Transfer Agent).

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

For Global Funds, the Authorized Participant shall deliver Fund Shares of Global Funds to the Custodian through DTC “free of payment”. The transfer of Fund Shares must be ordered by the DTC Participant on the transmittal date in a timely fashion so as to ensure the delivery of the requisite number of Fund Shares through DTC to the Custodian by no later than 10:00 a.m. Eastern time of the second Business Day (T+2) immediately following the transmittal date. Authorized Participants should be aware that the deadline for such transfers of Fund Shares through the DTC system may be significantly earlier than the close of business on the primary listing exchange. Those making redemption requests should ascertain the deadline applicable to transfers of Fund Shares through the DTC system by contacting the operations department of the broker or depositary institution affecting the transfer of Fund Shares. The Balancing Amount, if any, must be transferred in U.S. dollars directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern time on the second Business Day (T+2) immediately following the transmittal date.

If the Custodian does not receive both the required Fund Shares and the Balancing Amount, if any, by 10:00 a.m. and 2:00 p.m., respectively, on the second Business Day (T+2) immediately following the transmittal date, such order will be deemed not in proper form and cancelled.

In the event an order is cancelled, the Participant will be responsible for reimbursing the Fund for all costs associated with cancelling the order, including costs for repositioning the portfolio, provided the AP shall not be responsible for such costs if the order was cancelled for reasons outside the AP’s control or the AP was not otherwise responsible or at fault for such cancellation. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day, with a newly constituted Fund Deposit to reflect the next calculated NAV.

Transaction Fees

Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction.

Purchasers of Creation Units of Ultra ProShares, Alpha ProShares and Specialty ProShares Funds for cash are required to pay an additional charge to compensate the relevant Fund for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional charge for cash purchases.

Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors will also bear the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

These fees may, in certain circumstances, be paid by the Advisor or otherwise waived.

Determination of NAV

The NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund, except the German Sovereign / Sub-Sovereign ETF and the Ultra and Short Fixed-Income ProShares Funds (other than Short High Yield and Short Investment Grade Corporate), is determined as of the close of the regular trading session of the Exchange (ordinarily 4:00 p.m. Eastern time) on each day that the Exchange is open. The NAV of each of the Ultra and Short Fixed-Income ProShares Funds (other than Short High Yield and Short Investment Grade Corporate) is determined at 3:00 p.m. (Eastern time) each business day when the bond markets are open for trading. The NAV of the German Sovereign / Sub-Sovereign ETF is typically determined at 11:15 a.m. Eastern time (This time may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:15 p.m. London Time) on days where both the NYSE and the relevant bond markets are open for trading.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead a person to be deemed an underwriter. Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the SEC from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to an ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Rule 153 under the 1933 Act a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied if a Fund’s prospectus is made available upon request at the national securities exchange on which the Shares of such Fund trade. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to other transactions.

TAXATION

Overview

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of a Fund’s Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, life insurance companies, banks and other financial institutions, and IRAs and other retirement plans). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund has elected (or, in the case of a New Fund, intends to elect and qualify each year to be treated as a RIC under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. To qualify for treatment as a RIC, each Fund generally must, among other things:

(a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” as described below (the income described in this subparagraph (a), “Qualifying Income”);

(b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year (or by the end of the 30-day period following the close of such quarter), (i) at least 50% of the fair market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and to an amount not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in (x) the securities (other than U.S. government securities and the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (y) the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in subparagraph (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized directly by the RIC. However, 100% of the net income of a RIC derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d) and (z) that derives less than 90% of its income from the Qualifying Income described in clause (i) of subparagraph (a) above) will be treated as Qualifying Income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of meeting the diversification requirements described in subparagraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to identification of the issuer for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If, in any taxable year, a Fund were to fail to meet the 90% gross income or diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund level tax or interest, making additional distributions, or, disposing of certain assets. If a Fund were ineligible to or did not cure such a failure for any taxable year, or otherwise failed to qualify as a RIC that is accorded special tax treatment, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), would be taxable to shareholders as dividend income. Distributions from the Fund would not be deductible by the Fund in computing its taxable income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

As noted above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

Each of the Funds expects to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain (that is, the excess of its net long-term capital gains over its net short-term capital losses). Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who, in turn, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for federal income tax purposes, the tax basis of Shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Funds are not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

For taxable years beginning on or before December 22, 2010, in determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations also permit a RIC, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss, or any foreign currency loss after October 31 as if it had been incurred in the succeeding taxable year. For taxable years beginning after December 22, 2010, in determining its net capital gain (including in connection with determining the amount available to support a Capital Gain Dividend) (as defined below), its taxable income and its earnings and profits, a RIC generally may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long term capital loss, or net short term capital loss, in each case attributable to the portion of the taxable year after October 31) and certain late year ordinary losses (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Amounts not distributed on a timely basis in accordance with a prescribed formula are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount generally equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all such ordinary income and capital gains that were not distributed in previous years. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 are generally treated as arising on January 1 of the following calendar year. In addition, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that the Funds will be able to do so.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and is paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. If a Fund incurs or has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years, and in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset long-term capital gains. A Fund is permitted to carry forward net capital losses it incurs in taxable years beginning after December 22, 2010 without expiration. Any such carryforward losses will retain their character as short-term or long-term, which may well result in larger distributions of short-term gains (taxed as ordinary income to individual shareholders) than would have resulted under the regime applicable to pre-2011 losses. A Fund is generally required to use any such carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This may increase the likelihood that pre-2011 losses, if any, will expire unused. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

The following Funds had tax basis net capital loss carryforwards as of May 31, 2011. Because the New Funds were not operational at the end of the Trust’s last fiscal year, no information regarding the New Funds’ tax basis net capital loss carryforwards is included in this SAI.

Fund	Capital Loss Carryforwards Expiring October 31, 2016	Capital Loss Carryforwards Expiring October 31, 2017	Capital Loss Carryforwards Expiring October 31, 2018	Total
Ultra QQQ®	$162,385,119	$554,796,536	0.00	$717,181,655
Ultra Dow30SM	0.00	314,769,219	0.00	314,769,219
Ultra S&P500®	0.00	1,048,450,191	0.00	1,048,450,191
Ultra Russell3000	0.00	0.00	0.00	0.00
Ultra MidCap400	0.00	42,669,369	0.00	42,669,369
Ultra SmallCap600	0.00	14,541,018	0.00	14,541,018
Ultra Russell2000	4,565,909	160,208,478	0.00	164,774,387
UltraPro QQQ®	0.00	0.00	$3,312,816	3,312,816
UltraPro Dow30SM	0.00	0.00	126,763	126,763
UltraPro S&P500®	0.00	0.00	521,745	521,745
UltraPro MidCap400	0.00	0.00	204,680	204,680
UltraPro Russell2000	0.00	0.00	710,048	710,048
Ultra Russell1000 Value	1,647,546	7,339,236	0.00	8,986,782
Ultra Russell1000 Growth	1,109,699	11,085,417	0.00	12,195,116
Ultra Russell MidCap Value	1,551,965	491,332	0.00	2,043,297
Ultra Russell MidCap Growth	6,014,949	2,712,148	0.00	8,727,097
Ultra Russell2000 Value	5,453,294	3,662,193	0.00	9,115,487
Ultra Russell2000 Growth	896,305	6,605,976	0.00	7,502,281
Ultra Basic Materials	0.00	0.00	0.00	0.00

Fund	Capital Loss Carryforwards Expiring October 31, 2016	Capital Loss Carryforwards Expiring October 31, 2017	Capital Loss Carryforwards Expiring October 31, 2018	Total
Ultra Nasdaq Biotechnology	0.00	0.00	565,831	565,831
Ultra Consumer Goods	0.00	0.00	0.00	0.00
Ultra Consumer Services	0.00	203,843	0.00	203,843
Ultra Financials	976,913,137	1,407,263,015	0.00	2,384,176,152
Ultra Health Care	0.00	13,552,334	0.00	13,552,334
Ultra Industrials	0.00	0.00	0.00	0.00
Ultra Oil & Gas	0.00	82,191,390	0.00	82,191,390
Ultra Real Estate	0.00	0.00	0.00	0.00
Ultra KBW Regional Banking	0.00	0.00	1,965,194	1,965,194
Ultra Semiconductors	7,861,321	23,313,126	0.00	31,174,447
Ultra Technology	0.00	14,574,693	0.00	14,574,693
Ultra Telecommunications	0.00	821,337	0.00	821,337
Ultra Utilities	544,328	13,316,081	0.00	13,860,409
Ultra MSCI EAFE	0.00	0.00	0.00	0.00
Ultra MSCI Emerging Markets	0.00	11,592	155,554	167,146
Ultra MSCI Europe	0.00	0.00	289,198	289,198
Ultra MSCI Pacific ex-Japan	0.00	0.00	385,999	385,999
Ultra MSCI Brazil	0.00	0.00	542,934	542,934
Ultra FTSE China 25	0.00	465,248	1,269,071	1,734,319
Ultra MSCI Japan	0.00	9,848	287,685	297,533
Ultra MSCI Mexico Investable Market	0.00	0.00	87,729	87,729

Fund	Capital Loss Carryforwards Expiring October 31, 2016	Capital Loss Carryforwards Expiring October 31, 2017	Capital Loss Carryforwards Expiring October 31, 2018	Total
Ultra 7-10 Year Treasury	0.00	0.00	0.00	0.00
Ultra 20+ Year Treasury	0.00	0.00	670,598	670,598
Ultra High Yield	0.00	0.00	0.00	0.00
Ultra Investment Grade Corporate	0.00	0.00	0.00	0.00
Short QQQ®	0.00	46,413,351	59,184,627	105,597,978
Short Dow30SM	0.00	27,666,267	74,285,143	101,951,410
Short S&P500®	0.00	275,479,255	396,002,468	671,481,723
Short MidCap400	0.00	14,091,075	16,663,813	30,754,888
Short SmallCap600	0.00	10,910,309	9,744,816	20,655,125
Short Russell2000	0.00	30,602,995	85,827,210	116,430,205
UltraShort QQQ®	0.00	344,027,075	546,154,861	890,181,936
UltraShort Dow30SM	0.00	211,568,661	278,053,840	489,622,501
UltraShort S&P500®	0.00	954,224,900	1,614,347,476	2,568,572,376
UltraShort Russell3000	0.00	578,178	1,775,441	2,353,619
UltraShort MidCap400	0.00	62,058,079	19,240,979	81,299,058
UltraShort SmallCap600	0.00	10,418,599	18,395,839	28,814,438
UltraShort Russell2000	0.00	197,617,837	371,431,305	569,049,142
UltraPro Short QQQ®		0.00	13,723,268	13,723,268
UltraPro Short Dow30SM		0.00	9,009,922	9,009,922
UltraPro Short S&P500®		21,450,893	80,591,829	102,042,722
UltraPro Short MidCap400		0.00	2,821,723	2,821,723
UltraPro Short Russell2000		0.00	13,054,940	13,054,940
UltraShort Russell1000 Value		15,201,628	5,004,860	20,206,488

Fund	Capital Loss Carryforwards Expiring October 31, 2016	Capital Loss Carryforwards Expiring October 31, 2017	Capital Loss Carryforwards Expiring October 31, 2018	Total
UltraShort Russell1000 Growth		18,361,737	5,849,933	24,211,670
UltraShort Russell MidCap Value		4,103,949	5,044,261	9,148,210
UltraShort Russell MidCap Growth		11,156,011	4,305,977	15,461,988
UltraShort Russell2000 Value		14,216,121	9,703,125	23,919,246
UltraShort Russell2000 Growth		13,016,043	10,045,451	23,061,494
Short Basic Materials		0.00	568,074	568,074
Short Financials		55,095,891	34,680,899	89,776,790
Short Oil & Gas		1,584,332	2,720,603	4,304,935
Short Real Estate		0.00	3,968,005	3,968,005
Short KBW Regional Banking		0.00	475,909	475,909
UltraShort Basic Materials		99,100,007	110,459,179	209,559,186
UltraShort Nasdaq Biotechnology		0.00	435,627	435,627
UltraShort Consumer Goods		680,668	14,284,380	14,965,048
UltraShort Consumer Services		37,806,587	34,794,753	72,601,340
UltraShort Financials		939,341,490	249,724,456	1,189,065,946
UltraShort Health Care		10,002,522	2,787,142	12,789,664
UltraShort Industrials		17,718,515	21,300,428	39,018,943
UltraShort Oil & Gas		72,588,775	103,023,193	175,611,968
UltraShort Real Estate		2,597,807,224	530,523,856	3,128,331,080
UltraShort Semiconductors		28,767,489	21,740,228	50,507,717
UltraShort Technology		38,866,512	17,058,910	55,925,422
UltraShort Telecommunications		5,408,371	682,434	6,090,805
UltraShort Utilities		7,484,152	3,786,581	11,270,733
Short MSCI EAFE		32,745,434	18,597,569	51,343,003
Short MSCI Emerging Markets		40,438,104	71,205,636	111,643,740
Short FTSE China 25		0.00	1,199,922	1,199,922
UltraShort MSCI EAFE		67,426,453	7,928,513	75,354,966
UltraShort MSCI Emerging Markets		520,833,289	59,526,996	580,360,285
UltraShort MSCI Europe		3,795,429	34,453,744	38,249,173
UltraShort MSCI Pacific ex-Japan		1,002,480	3,676,210	4,678,690

Fund	Capital Loss Carryforwards Expiring October 31, 2016	Capital Loss Carryforwards Expiring October 31, 2017	Capital Loss Carryforwards Expiring October 31, 2018	Total
UltraShort MSCI Brazil		3,763,284	16,655,117	20,418,401
UltraShort FTSE China 25	0.00	464,521,831	131,146,062	595,667,893
UltraShort MSCI Japan		3,844,289	6,349,708	10,193,997
UltraShort MSCI Mexico Investable Market		6,041,732	5,186,144	11,227,876
Short 7-10 Year Treasury		0.00	0.00	0.00
Short 20+ Year Treasury		228,973	56,583,949	56,812,921
Short High Yield		0.00	0.00	0.00
Short Investment Grade Corporate		0.00	0.00	0.00
UltraShort 3-7 Year Treasury		0.00	0.00	0.00
UltraShort 7-10 Year Treasury	5,030,158	249,611	28,917,167	34,196,936
UltraShort 20+ Year Treasury		0.00	664,186,865	664,186,865
UltraShort TIPS		0.00	0.00	0.00
Credit Suisse 130/30		0.00	488,065	488,065
RAFI® Long/Short		0.00	0.00	0.00

Options, Futures, Forward Contracts and Swaps

Certain contracts (including regulated futures contracts) and certain options (namely, non-equity options and dealer equity options) in which a Fund invests will be governed by section 1256 of the Code (“section 1256 contracts”). Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; (“60/40”), although foreign currency gains or losses arising from certain section 1256 contracts may be ordinary in character (see “Foreign Currency Transactions” below). Also, section 1256 contracts held by a Fund at the end of each taxable year (and for purposes of the 4% excise tax, on certain other dates prescribed in the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gains or losses are treated as ordinary or 60/40 gains or losses, as appropriate.

The tax treatment of a payment made or received on a swap to which a Fund is a party, and in particular whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures, forward contracts and swaps undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.

More generally, investments by a Fund in options, futures, forward contracts, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund and defer or possibly prevent the recognition or use of certain losses by a Fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a Fund-level tax.

Constructive Sales

Under certain circumstances, a Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but would not recognize any loss) from the constructive sale. The character of gain from a constructive sale would depend upon each Fund’s holding period in the property. Appropriate adjustments would be made in the amount of any gain or loss subsequently realized on the position to reflect the gain recognized on the constructive sale. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not generally apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed. The term “appreciated financial position” excludes any position that is “marked-to-market.”

Original Issue Discount; Market Discount

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Generally, the amount of the original issue discount is treated as interest income and is included in taxable income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. If a Fund purchases a debt security on a secondary market at a price lower than its stated redemption price, the excess of the stated redemption price over the purchase price is “market discount.” Generally, any gain realized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on the debt security. Market discount generally accrues in equal daily installments.

Foreign Investments and Taxes

Investment income and gains received by a Fund from foreign investments may be subject to foreign withholding and other taxes, which could decrease the Fund’s return on those investments. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance. To allow shareholders to claim a credit or deduction with respect to foreign taxes incurred by the Fund, a Fund that is permitted to do so may elect to “pass through” to its investors the amount of foreign income taxes paid by the Fund.

Foreign Currency Transactions

Gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary income or loss. In certain circumstances, a Fund may elect to treat foreign currency gain or loss attributable to a forward contract, a futures contract or an option as capital gain or loss. Furthermore, foreign currency gain or loss arising from certain types of section 1256 contracts is treated as capital gain or loss, although a Fund may elect to treat foreign currency gain or loss from such contracts as ordinary in character. These gains and losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of a Fund’s investment company taxable income available (and required) to be distributed to its shareholders as ordinary income. If a Fund’s section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as ordinary dividends, thereby reducing each shareholder’s basis in his or her Fund Shares.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income. If such a difference arises, and a Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment. In the alternative, if a Fund’s book income exceeds its taxable income (including realized capital gains), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Passive Foreign Investment Companies

The Funds may invest in shares of foreign corporations that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. Certain distributions from a PFIC, as well as gain from the sale of PFIC shares, are treated as “excess distributions.” Excess distributions are taxable as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. If a Fund receives an excess distribution with respect to PFIC stock, the Fund will itself be subject to tax on the portion of an excess distribution that is allocated to prior taxable years without the ability to reduce such tax by making distributions to Fund shareholders, and an interest factor will be added to the tax as if the tax had been payable in such prior taxable years.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Another election would involve marking to market a Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible by the Fund as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Making either of these two elections may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the Fund’s total return.

Mortgage Pooling Vehicles

The Funds may invest directly or indirectly in residual interests in real estate mortgage conduits (“REMICs”) or taxable mortgage pools (“TMPs”). Under a Notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This Notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, Funds investing in such interests may not be a suitable investment for charitable remainder trusts (see Unrelated Business Taxable Income, below).

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a return and pay tax on such income, and (iii) in the case of a foreign shareholder (defined below), will not qualify for any reduction in U.S. federal withholding tax.

Unrelated Business Taxable Income

Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a collateralized mortgage obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Distributions

For federal income tax purposes, distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or Shares. Distributions of net capital gains—that is, the excess of net long-term capital gains from the sale of investments that a Fund has owned (or is treated as having owned) for more than one year over net short-term capital losses –that are properly reported (generally on IRS Form 1099) by a Fund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or Shares, are taxable at long-term capital gains rates, regardless of how long the shareholder has held the Fund’s Shares. Capital Gain Dividends are not eligible for the corporate dividends received deduction.

Distributions attributable to the excess of net gains from the sale of investments that a Fund owned (or is treated as having owned) for one year or less over net long-term capital losses will be taxable as ordinary income. Distributions of capital gains are generally made after applying any available capital loss carryforwards.

Long-term capital gain rates applicable to non-corporate shareholders have been temporarily reduced, in general to 15% (with a 0% rate applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2013. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

Investors should be careful to consider the tax implications of buying Shares of a Fund just prior to a distribution. The price of Shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

Shareholders will be notified annually as to the U.S. federal tax status of Fund distributions, and shareholders receiving distributions in the form of newly issued Shares will receive a report as to the value of the Shares received.

Distributions by the Funds to tax-deferred or qualified plans, such as an IRA, retirement plan or corporate pension or profit sharing plan, generally will not be taxable. However, distributions from such plans will be taxable to individual participants without regard to the character of the income earned by the qualified plan. Please consult a tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making investments through such plans.

Qualified Dividend Income

For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a PFIC. The special tax treatment of qualified dividend income will apply only to taxable years beginning before January 1, 2013, unless Congress enacts tax legislation providing otherwise.

Disposition of Shares

Upon a sale, exchange or other disposition of Shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the Shares. A gain or loss will be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands and generally will be long-term or short-term, depending upon the shareholder’s holding period for the Shares. Any loss realized on a sale, exchange or other disposition will be disallowed to the extent the Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of. In such a case the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund’s Shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such Shares.

Backup Withholding

Each Fund may be required to withhold federal income tax (“backup withholding”) from dividends paid, capital gains distributions, and redemption proceeds to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The backup withholding rate is 28% for amounts paid through December 31, 2012. The backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s federal income tax liability.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.

Foreign Shareholders

Dividends, other than Capital Gain Dividends, paid by a Fund to a shareholder that is not a “United States person” within the meaning of the Code (such shareholder, a “foreign shareholder”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. For distributions with respect to taxable years of the Funds beginning before January 1, 2012, however, this tax does not apply and a Fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that does not provide a satisfactory statement that the beneficial owner is not a United States person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported as such by the Fund in a written notice to the shareholders(“short-term capital gain dividends”). The exemption from withholding for interest-related and short-term capital gain dividends will expire for distributions with respect to taxable years of a Fund beginning on or after January 1, 2012, unless Congress enacts legislation providing otherwise. In order to qualify for this exemption from withholding, a foreign shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). Depending on the circumstances, a Fund may opt not to report potentially eligible dividends as interest-related dividends or short-term capital gain dividends to the full extent permitted by the Code. In the case of Shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

If a beneficial owner of Fund Shares who or which is a foreign shareholder has a trade or business in the United States, and dividends from the Fund are effectively connected with the conduct by the beneficial owner of that trade or business, the dividends will in general be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax.

A beneficial holder of Shares who or which is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Fund Shares or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States; (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met; or (iii) the Fund Shares constitute “U.S. real property interests” (“USRPIs”) or the Capital Gains Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules described below.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Special rules may apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof described below. Additionally, special rules may apply to the sale of Shares in any Fund that is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”)—defined very generally in turn as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC—the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets combined. A fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed in the next paragraph also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs or RICs and not-greater-than-5% interests in publicly traded classes of stock in REITs or RICs.

In the case of a Fund that is a USRPHC or would be a USRPHC but for the exclusions from USRPI treatment described above, any distributions from the Fund (including, in certain cases, distributions made by the Fund in redemption of its Shares) that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. Unless Congress enacts tax legislation providing otherwise, on and after January 1, 2012, the “look-through” USRPI treatment for distributions by the Fund described in (b) above applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT. If the foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Fund, such distributions generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders generally will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interests in the Fund did not exceed 5% at any time during the prior year), the USRPI distributions generally will be treated as ordinary income (regardless of any reporting by the Fund that such distribution is a Capital Gain Dividend or a short-term capital gain dividend), and the Fund generally must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of such Funds also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund Shares.

In addition, a Fund that is a USRPHC or former USRPHC must typically withhold 10% of the amount realized in redemption by a greater-than-5% foreign shareholder, and that shareholder must typically file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2012, such withholding is generally not required with respect to amounts paid in redemption of Shares of a Fund if the Fund is a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in RICs that are domestically controlled USRPHCs. The exemption from withholding for redemptions will expire for redemptions made on or after January 1, 2012, unless Congress enacts legislation providing otherwise. If no such legislation is enacted, beginning on January 1, 2012, such withholding is required, without regard to whether a Fund or any RIC in which a fund invests is domestically controlled.

Foreign shareholders should consult their tax advisors and, if holding Shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

Certain Additional Reporting and Withholding Requirements

The Hiring Incentives to Restore Employment (“HIRE”) Act, enacted in March 2010, requires the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”), beginning in 2014 or 2015, depending on the type of payment. Withholdable payments include payments of U.S.-source dividends and interest, made on or after January 1, 2014, and gross proceeds from the sale or other disposition of property that can produce U.S.-source dividends or interest Made on or after January 1, 2015. Subject to future IRS guidance, a Fund may require additional tax-related certifications, representations or information from shareholders in order to comply with the provisions of the HIRE Act.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by a Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of Shares and a distribution of income or gains exempt from U.S. federal income tax or, in the case of distributions to a foreign shareholder, exempt from withholding under the regular withholding rules described earlier (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be a withholdable payment subject to the new 30% withholding requirements, unless a shareholder provides information, certifications, representations or waivers of foreign law, as the Fund requires, to comply with these rules. In the case of certain foreign shareholders, it is possible that this information will include information regarding direct and indirect U.S. owners of such foreign shareholders. The failure of a shareholder to provide such information may result in other adverse consequences to the shareholder. A foreign shareholder that is treated as a “foreign financial institution” (as defined under these rules) generally will be subject to withholding unless it enters into, and provides certification to the Funds of, a valid and timely information reporting and withholding agreement with the IRS to report, among other requirements, required information including about certain direct and indirect U.S. investors or U.S. accounts. Future regulations may exempt certain foreign institutions from these requirements, but it is currently unclear whether or when such regulations will be issued.

Persons investing in a Fund through foreign intermediaries should contact their intermediaries regarding the application of these rules to their accounts and their investment in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Equalization Accounting

Each Fund distributes its net investment income and capital gains to shareholders as dividends at least annually to the extent required to qualify for treatment as a RIC under the Code and generally to avoid federal income or excise tax. Under current law, each Fund may on its tax return treat as a distribution of investment company taxable income or net capital gain, as the case may be, the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed investment company taxable income and net capital gain, respectively. This practice, which involves the use of “equalization” accounting, will have the effect of reducing the amount of income and gains that a Fund is required to distribute as dividends to (non-redeeming) shareholders in order for the Fund to avoid federal income tax and excise tax, and the amount of any undistributed income or gains will be reflected in the value of a Fund’s Shares. The total return on a shareholder’s investment will generally not be reduced as a result of a Fund’s use of this practice. As noted above, investors who purchase Shares shortly before the record date of a distribution will pay the full price for the Shares and then receive some portion of the price back as a taxable distribution.

Tax Shelter Disclosure

Under Treasury regulations, if a shareholder recognizes a loss on a disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but, under current guidance, shareholders of a RIC are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Other Taxation

The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in a Fund based on the law in effect as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, banks and other financial institutions, and investors making in-kind contributions to a Fund. Such shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in a Fund.

OTHER INFORMATION

Regular International Holidays

For each intervening holiday in the applicable foreign market that is not a holiday observed by the U.S. equity markets, the redemption settlement cycle will be extended by the number of days of such intervening holiday. In addition to holidays, other unforeseeable closings in a foreign market, including due to regulatory action, may also prevent a Fund from delivering securities within the normal settlement period.

In certain circumstances, the securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days. The holidays applicable to various countries during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practice, could affect the information set forth herein.

The dates in calendar year 2012 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

2012

Argentina	Australia	Austria	Belgium	Brazil	Chile
January 1	January 1	January 1	January 1	January 1	January 1
April 2	January 2	January 6	April 8	February 20	April 6
April 6	January 26	April 9	April 9	February 21	April 7
April 8	April 6	May 1	May 1	April 6	April 8
May 1	April 9	May 17	May 17	April 21	May 1
May 25	June 11	May 28	May 28	May 1	May 21
June 18	August 6	June 7	July 21	June 7	July 2
July 9	October 1	August 15	August 15	September 7	July 16
August 20	December 25	October 26	November 1	October 12	August 15
October 15	December 26	November 1	November 11	November 2	September 18
December 8		December 8	December 25	November 15	September 19
December 25		December 25		December 25	October 15
		December 26			November 1
November 2
December 8
December 25

China	Colombia	Czech Republic	Egypt	Finland	France
January 23	January 1	January 1	January 1	January 6	May 1
January 24	January 9	April 25	January 7	April 6	December 25
January 25	March 19	May 1	April 15	April 9	December 26
January 26	April 5	May 8	April 16	May 1
January 27	April 6	July 5	April 25	May 17
February 23	May 1	July 6	May 1	June 22
February 24	May 21	September 28	June 16	December 6
April 4	June 11	October 28	July 1	December 24
May 1	June 18	November 17	July 23	December 26
October 1	July 2	December 24	August 20	December 31
October 2	July 20	December 25	August 21
October 3	August 7	December 26	August 22
	August 20		October 6
	October 15		October 26
	November 5		October 27
	November 12		October 28
	December 8		October 29
	December 25		November 15
December 5

Germany	Greece	Hong Kong	Hungary	India	Indonesia
January 1	January 6	January 2	January 1	April 6	January 1
April 6	February 20	January 23	March 14	April 14	August 17
April 9	April 6	January 24	March 15	May 1	December 25
May 1	April 9	January 25	March 28	August 15
May 17	May 1	April 4	May 1	December 25
May 28	May 28	April 6	May 16
June 7	August 15	April 7	August 20
October 3	December 25	April 9	October 23
November 1	December 26	April 28	October 31
December 25		May 1	November 1
December 26		June 23	December 25
		July 2	December 26
October 1
October 2
October 23
December 25
December 26

Ireland	Israel	Italy	Japan	Malaysia	Mexico
January 1	March 8	January 1	January 2	January 1	January 1
March 17	April 6	January 6	January 3	January 2	February 6
April 6	April 7	April 1	January 9	January 23	March 19
April 9	April 8	April 6	February 11	January 24	April 5
May 7	April 13	April 8	March 20	February 1	April 6
June 4	April 25	April 9	April 30	February 5	May 1
August 1	April 26		May 3	February 6	May 5
October 29	May 26	May 1	May 4	February 7	September 16
December 25	May 27	July 15	May 5	May 1	November 2
December 26	May 28	November 1	July 16	May 5	November 19
	July 29	December 8	September 17	June 2	December 1
	September 16	December 24	September 22	August 19	December 12
	September 17	December 25	October 8	August 20	December 25
	September 18	December 26	November 3	August 21
	September 25	December 31	November 23	August 31
	September 26		December 24	September 16
	September 30		December 31	September 17
	October 1			October 26
	October 2			November 13
	October 8			November 15
	October 9			December 25
December 8

The Netherlands	New Zealand	Peru	The Philippines	Portugal	Russia
January 1	January 2	January 1	January 1	April 6	January 1
April 6	January 3	April 5	April 5	April 9	January 2
April 9	January 23	April 6	April 6	May 1	January 3
April 30	January 30	May 1	April 9	December 25	January 4
May 17	February 6	June 29	May 1	December 26	January 5
May 28	April 6	July 28	June 12		January 6
December 25	April 9	July 29	August 26		January 7
December 26	April 25	August 30	November 1		January 9
	June 4	October 8	November 30		February 23
	October 22	November 1	December 25		March 8
	December 25	December 8	December 30		March 9
	December 26	December 25	December 31		April 30
May 1
May 9
June 9
June 11
June 12
November 5
December 29
December 31

Singapore	South Africa	South Korea	Spain	Sweden	Switzerland
January 1	January 1	January 1	January 1	January 1	January 2
January 2	January 2	January 23	January 6	January 6	April 6
January 23	March 21	January 24	March 19	April 6	April 9
January 24	April 6	March 1	April 6	April 9	May 17
April 6	April 9	April 11	April 9	May 1	May 28
May 1	April 27	May 1	May 1	May 17	August 1
May 5	May 1	May 5	August 15	June 6	December 25
August 9	June 16	May 28	October 12	June 22	December 26
August 19	August 9	June 6	November 1	December 24
August 20	September 24	August 15	December 6	December 25
October 26	December 17	September 30	December 8	December 26
November 13	December 25	October 1	December 25	December 31
December 25	December 26	October 3	December 26
December 19
December 25

Taiwan	Thailand	Turkey	United Kingdom
January 1	January 2	January 1	January 2
January 22	March 7	May 19	April 6
January 23	April 6	August 30	April 9
January 24	April 13	October 29	May 7
January 25	April 16		June 4
January 26	May 1		June 5
January 27	May 7		August 27
February 4	June 4		December 25
February 27	August 2		December 26
February 28	August 13
March 3	October 23
April 4	December 5
May 1	December 10
June 23	December 31
September 30
October 10
December 22
December 31

Redemptions

The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose stocks comprise the Funds. In the calendar year 2012*, the dates of regular holidays# affecting the following securities markets present the worst-case redemption cycle for a Fund as follows:

2012*

Country	Redemption Request Date	Redemption Settlement Date	Settlement Period
China	Jan. 18, 2012	Jan. 30, 2012	12
	Jan. 19, 2012	Jan. 30, 2012	11
	Jan. 20, 2012	Jan. 30, 2012	10
	Feb. 20, 2012	Feb. 27, 2012	7
	Feb. 21, 2012	Feb. 27, 2012	6
	Sept. 24, 2012	Oct. 4, 2012	10
	Sept. 25, 2012	Oct. 5, 2012	10

Egypt	Aug. 15, 2012	Aug. 23, 2012	8
	Aug. 16, 2012	Aug. 23, 2012	7
	Aug. 17, 2012	Aug. 23, 2012	6

Hong Kong	Jan. 18, 2012	Jan. 26, 2012	8
	Jan. 19, 2012	Jan. 26, 2012	7
	Jan. 20, 2012	Jan. 26, 2012	6

Israel	Sept. 12, 2012	Sept. 19, 2012	7
	Sept. 13, 2012	Sept. 19, 2012	6
	Sept. 14, 2012	Sept. 19, 2012	5
	Sept. 20, 2012	Sept. 27, 2012	7
	Sept. 21, 2012	Sept. 27, 2012	6

Japan	Dec. 28, 2011	Jan. 4, 2012	7
	Dec. 29, 2011	Jan. 4, 2012	6
	Dec. 30, 2011	Jan. 4. 2012	5
	April 27, 2012	May 7, 2012	10
	May 1, 2012	May 7, 2012	6
	May 2, 2012	May 7, 2012	5

Malaysia	Jan. 31, 2012	Feb. 8, 2012	8
	Feb. 2, 2012	Feb. 8, 2012	6
	Feb. 3, 2012	Feb. 8, 2012	5

Russia	Dec. 28, 2011	Jan. 10, 2012	13
	Dec. 29, 2011	Jan. 10, 2012	12
	Dec. 30, 2011	Jan. 10, 2012	11
	Mar. 5, 2012	Mar. 12, 2012	7
	Mar. 6, 2012	Mar. 12, 2012	6
	Mar. 7, 2012	Mar. 12, 2012	5
	June 6, 2012	June 13, 2012	7
	June 7, 2012	June 13, 2012	6
	June 8, 2012	June 13, 2012	5

Country	Redemption Request Date	Redemption Settlement Date	Settlement Period
South Korea	Jan. 18, 2012	Jan. 25, 2012	7
	Jan. 19, 2012	Jan. 25, 2012	6
	Jan. 20, 2012	Jan. 25, 2012	5

Taiwan	Jan. 18, 2012	Jan. 30, 2012	12
	Jan. 19, 2012	Jan. 30, 2012	11
	Jan. 20, 2012	Jan. 30 2012	10

*	Settlement dates in the table above have been confirmed as of October 24, 2011
#	Holidays are subject to change without further notice.

Legal Proceedings

The Trust, the Advisor and various Trust officers have been named as defendants in a purported class action lawsuit filed in the United States District Court for the Southern District of New York, styled In re ProShares Trust Securities Litigation, Civ. No. 09-cv-6935. The complaint alleges that the defendants violated Sections 11 and 15 of the 1933 Act by including untrue statements of material fact, omitting material facts in the Registration Statement for thirty-eight ProShares ETFs and allegedly failing to adequately disclose the funds’ investment objectives and risks. The thirty-eight funds of the Trust named in the complaint are Ultra Dow 30, Ultra Oil & Gas, Short Dow30, UltraShort Oil & Gas, UltraShort Dow 30, UltraShort MSCI EAFE, UltraShort MSCI Emerging Markets, Short MSCI EAFE, UltraShort MSCI Europe, Short MSCI Emerging Markets, UltraShort MSCI Japan, UltraShort FTSE China 25, Ultra MidCap400, UltraShort MidCap400, Short QQQ, UltraShort QQQ, UltraShort Technology, UltraShort Consumer Services, UltraShort SmallCap600, UltraShort S&P500, Short Financials, Short S&P 500, UltraShort Industrials, UltraShort Russell1000 Value, UltraShort Financials, UltraShort Russell2000 Growth, UltraShort Basic Materials, UltraShort Real Estate, UltraShort Semiconductors, Ultra S&P 500, UltraShort Consumer Goods, UltraShort Russell2000, Ultra Real Estate, Ultra Semiconductors, Ultra Russell2000, Ultra Industrials, Ultra Financials and Ultra Basic Materials. The Trust believes the complaint is without merit and that the anticipated outcome will not adversely impact the operation of the Trust or any of its Funds.

Index Provider Disclaimers

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500® Index, S&P SmallCap 600™ Index and S&P MidCap 400™ Index (together, “S&P Indexes”) to track general stock market performance. S&P’s only relationship to the Funds (“Licensee”) is the licensing of certain trademarks and S&P trade names. S&P has no obligation to take the needs of the Licensee or owners of Shares of the Funds into consideration in determining, composing or calculating the S&P Indexes. S&P is not responsible for and has not participated in the determination or calculation of the equation by which the Shares of Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell 3000® Russell 2000®, Russell 1000® and Russell Midcap® (the “Russell Indexes”) are trademarks of the Russell Investment Group and/or its affiliates (“Russell”).

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROSHARES TRUST, INVESTORS, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“Dow Jones” is a service mark of Dow Jones & Company, Inc. Dow Jones does not:

•	Sponsor, endorse, sell or promote the Funds;

•	Recommend that any person invest in the Funds or any other securities;

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the Funds;

•	Have any responsibility or liability for the administration, management or marketing of the Funds; or

•	Consider the needs of the Funds or the owners of the Funds in determining, composing or calculating Dow Jones indexes or have any obligation to do so.

Dow Jones will not have any liability in connection with the Funds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the Funds, the owner of the Funds or any other person in connection with the use of Dow Jones indexes and the data included in Dow Jones indexes;

•	The accuracy or completeness of Dow Jones indexes and their data;

•	The merchantability and the fitness for a particular purpose or use of Dow Jones indexes and their data;

•	Dow Jones will have no liability for any errors, omission or interruptions in Dow Jones indexes or their data; and

•	Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

MSCI ® is a registered trademark of Morgan Stanley & Company, Inc. The Funds are not sponsored, endorsed, sold or promoted by Morgan Stanley or any affiliate of Morgan Stanley. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the MSCI Indexes to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by Morgan Stanley without regard to the Funds. Morgan Stanley has no obligation to take the needs of the Funds into consideration in determining, composing or calculating the MSCI Indexes. Morgan Stanley is not responsible for and has not participated in the determination of the prices and amount of Shares of the Funds or the timing of the issuance or sale of such Shares. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes has any obligation or liability to owners of the Funds in connection with the administration of the Funds, or the marketing or trading of Shares of the Funds. Although Morgan Stanley obtains information for inclusion in or for use in the calculation of the MSCI Indexes from sources which Morgan Stanley considers reliable, neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes guarantees the accuracy and or the completeness of the MSCI Indexes or any data included therein. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any warranty, express or implied, as to results to be obtained by the Funds, or any other person or entity from the use of the MSCI Indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes shall have any liability for any errors, omissions or interruptions of or in connection with the MSCI Indexes or any data included therein. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any express or implied warranties, and Morgan Stanley hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley, any of its affiliates or any other party involved in making or compiling the MSCI Indexes have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

CREDIT SUISSE SECURITIES (USA) LLC AND ITS AFFILIATES (COLLECTIVELY, “CREDIT SUISSE”) DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX, OR ANY DATA INCLUDED THEREIN AND CREDIT SUISSE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. CREDIT SUISSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CREDIT SUISSE INDEXES OR ANY DATA INCLUDED THEREIN. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BARCLAYS CAPITAL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BARCLAYS CAPITAL INDEXES OR ANY DATA INCLUDED THEREIN AND BARCLAYS CAPITAL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. BARCLAYS CAPITAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROSHARES TRUST, INVESTORS, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BARCLAYS CAPITAL INDEXES OR ANY DATA INCLUDED THEREIN. BARCLAYS CAPITAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BARCLAYS CAPITAL INDEXES OR ANY DATA INCLUDED THEREIN WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BARCLAYS CAPITAL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Shares are not sponsored, endorsed, sold or promoted by BofA Merrill Lynch. Neither BofA Merrill Lynch nor any of Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., Standard & Poor’s Financial Services LLC, MSCI, Inc. or Frank Russell Company (the “Exchanges and Entities”) have passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Shares, nor do they make any representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the Index to track general hedge fund performance. BofA Merrill Lynch’s and the Exchanges and Entities’ only relationship to the Trust is the licensing of certain trademarks and trade names of BofA Merrill Lynch and the Exchanges and Entities and of the Index, which indices are determined, composed and calculated by BofA Merrill Lynch without regard to the Trust or the Shares. BofA Merrill Lynch and the Exchanges and Entities have no obligation to take the needs of the Trust or the owners of the Shares into consideration in determining, composing or calculating the Index. BofA Merrill Lynch and the Exchanges and Entities are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Shares to be issued or in the determination or calculation of the equation by which the Shares are to be converted into or redeemed for cash or other assets. BofA Merrill Lynch and the Exchanges and Entities have no obligation or liability in connection with the administration, marketing or trading of the Shares.

BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY TRUST, OWNERS OF THE SHARES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BOFA MERRILL LYNCH OR THE EXCHANGES AND ENTITIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The BofA Merrill Lynch Marks are trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates and have been licensed for use by Trust. S&P, MSCI and Russell, respectively, are trademarks of Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. and Standard & Poor’s Financial Services LLC, MSCI, Inc. and Frank Russell Company and have been licensed for use by BofA Merrill Lynch.

FINANCIAL STATEMENTS

The audited Financial Statements, for each Fund that commenced operations prior to May 31, 2011, and the report of PricewaterhouseCoopers LLP, as independent registered public accounting firm, for the fiscal year ended May 31, 2011, that appear in the Annual Report to shareholders dated May 31, 2011, are hereby incorporated by reference in this SAI. The Annual Report to shareholders is delivered with this SAI to shareholders requesting this SAI.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH THE PROSPECTUS INCORPORATES BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROSHARES TRUST. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROSHARES TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

Appendix A

Although the Trust does not have information concerning the beneficial ownership of Shares nominally held by Depository Trust Company (“DTC”), the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding Shares of a Fund participants, as of September 1, 2011 is set forth below:

Fund Name	Percentage Ownership
Ultra QQQ
E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	5.45%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6.06%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	9.59%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	19.63%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19.94%

Ultra Dow30
E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6.12%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6.41%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6.98%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	8.86%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	16.48%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	17.72%

Ultra S&P500
TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	7.93%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	12.32%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	14.97%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16.97%

Ultra Russell3000
GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	6.74%

CITIGROUP GLOBAL MARKETS, INC. 390 Greenwich Street New York, NY 10013	33.71%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	50.64%

Ultra MidCap400
MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5.23%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	7.09%

LPL FINANCIAL 9785 Towne Centre Drive San Diego, CA 92121	7.16%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	8.61%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	17.25%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	22.17%

Ultra SmallCap600
FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	5.44%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	10.55%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11.92%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	21.39%

UNION BANK 551 Madison Ave #11 New York, NY 10022	22.76%

Ultra Russell2000
MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5.31%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	12.44%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	20.86%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	24.38%

UltraPro QQQ
BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	5.08%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	5.35%

UBS SECURITIES LLC 51 West 52nd Street New York, NY 10019	5.48%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5.63%

E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6.81%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	12.12%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16.01%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	16.18%

UltraPro Dow30
GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	5.34%

SCOTTRADE INC 280 Park Avenue New York, NY 10017	5.83%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	5.84%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	8.80%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	11.65%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	17.51%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	21.89%

UltraPro S&P500
E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	5.13%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	5.88%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6.07%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6.82%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	8.50%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	15.39%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	15.64%

UltraPro MidCap400
MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5.51%

FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	7.38%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	10.67%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	15.60%

UNION BANK 551 Madison Ave #11 New York, NY 10022	18.38%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	20.88%

UltraPro Russell2000
FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	5.21%

E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	5.60%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5.72%

SCOTTRADE INC 280 Park Avenue New York, NY 10017	6.49%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	8.93%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	11.11%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	16.21%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19.95%

Ultra Russell1000 Value
TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	5.80%

CREDIT SUISSE SECURITIES (USA) LLC 11 Madison Avenue New York, NY 10010	6.49%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6.97%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	10.03%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	12.68%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	26.42%

Ultra Russell1000 Growth
RAYMOND JAMES & ASSOCIATES, INC. 160 Broadway Suite 600 New York, NY 10038	5.42%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	9.17%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	12.68%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19.82%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	24.69%

Ultra Russell MidCap Value
CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	6.84%

CREDIT SUISSE SECURITIES (USA) LLC 11 Madison Avenue New York, NY 10010	9.08%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	9.51%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	42.01%

Ultra Russell MidCap Growth
TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	5.52%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	8.72%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19.43%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	29.58%

Ultra Russell2000 Value
NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11.91%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	12.97%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	35.57%

Ultra Russell2000 Growth
E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	5.47%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	9.35%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	17.69%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	18.59%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	22.27%

Ultra Basic Materials
SCOTTRADE INC 280 Park Avenue New York, NY 10017	5.00%

E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6.50%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	7.09%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	9.81%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	14.36%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	25.37%

Ultra Nasdaq Biotechnology
E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	5.28%

SCOTTRADE INC 280 Park Avenue New York, NY 10017	5.82%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	7.10%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	8.84%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	11.84%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	18.58%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	20.28%

Ultra Consumer Goods
PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	5.85%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	8.17%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11.38%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	16.72%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	18.54%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	19.02%

Ultra Consumer Services
NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11.72%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	12.67%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	14.28%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	43.88%

Ultra Financials
MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6.12%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	7.50%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	7.57%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	8.36%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11.39%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	14.32%

Ultra Health Care
PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6.11%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	6.85%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6.98%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	8.14%

LPL FINANCIAL 9785 Towne Centre Drive San Diego, CA 92121	10.91%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	12.93%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	13.08%

Ultra Industrials
INTERACTIVE BROKERS LLC One Pickwick Plaza-2nd Fl. Greenwich, CT 06830	5.70%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	5.86%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	9.51%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	11.07%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	12.66%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19.14%

Ultra Oil & Gas
BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	5.50%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5.93%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	7.09%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	9.24%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	12.46%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16.79%

Ultra Real Estate
TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	7.04%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	8.61%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	9.91%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	10.68%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11.57%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	12.88%

Ultra KBW Regional Banking
PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6.05%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	6.06%

VANGUARD BROKERAGE SERVICES 100 Vanguard Boulevard Malvern, PA 19355	9.49%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	13.86%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	20.39%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	20.88%

Ultra Semiconductors
PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6.53%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	12.61%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	18.36%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	20.26%

Ultra Technology
E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	5.19%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6.72%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	6.90%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	7.13%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	17.65%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	19.05%

Ultra Telecommunications
GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	5.14%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	5.26%

UBS FINANCIAL SERVICES INC. 1200 Harbor Boulevard Weehawken, NJ 07086	6.24%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	8.18%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	8.54%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	10.62%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	13.49%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	16.06%

Ultra Utilities
MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5.27%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	5.59%

CITIGROUP GLOBAL MARKETS, INC. 390 Greenwich Street New York, NY 10013	6.36%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	7.32%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	10.70%

UBS FINANCIAL SERVICES INC. 1200 Harbor Boulevard Weehawken, NJ 07086	11.45%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	12.56%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	14.94%

Ultra MSCI EAFE
NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	17.97%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	22.72%

J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	38.33%

Ultra MSCI Emerging Markets
LPL FINANCIAL 9785 Towne Centre Drive San Diego, CA 92121	5.03%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	6.24%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	7.44%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	8.32%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	8.60%

J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	13.19%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	13.28%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16.49%

Ultra MSCI Europe
NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	5.40%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	20.94%

J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	24.50%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	26.63%

Ultra MSCI Pacific ex-Japan
NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	10.95%

J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	14.93%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	16.09%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	17.48%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	23.91%

Ultra MSCI Brazil
NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	5.46%

E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6.51%

RBC DOMINION SECURITIES CORP. One Liberty Plaza New York, NY 10006-1404	6.62%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	7.99%

JPMORGAN 227 Park Avenue New York, NY 10017	8.26%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	10.06%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	11.25%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	11.86%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	14.61%

Ultra FTSE China 25
PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	5.28%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	7.79%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	8.04%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	9.04%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	12.54%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	17.23%

Ultra MSCI Japan
E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	5.05%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	5.65%

US BANK 1555 North River Center, Suite 210 Milwaukee, WI 53212	6.54%

J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	8.34%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	8.54%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	9.17%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	9.79%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11.41%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	12.15%

Ultra MSCI Mexico Investable Market
J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	12.09%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	26.73%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	49.31%

Ultra High Yield
J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	11.32%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	83.01%

Ultra Investment Grade Corporate
CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	5.08%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	15.87%

J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	73.72%

Ultra TIPS
(Registered but Not Active)

Ultra 7-10 Year Treasury
RBC CAPITAL MARKETS CORPORATION One Liberty Plaza New York, NY 10006	10.14%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	17.32%

FIRST CLEARING, LLC One North Jefferson Avenue Mail Code H004-095 St. Louis, MO 63103	28.73%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	29.12%

Ultra 20+ Year Treasury
MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	7.25%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	22.31%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	23.29%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	32.53%

Short QQQ
WEDBUSH SECURITIES INC. ATTN: Business Conduct Los Angeles, CA 90017	5.04%

JPMORGAN 227 Park Avenue New York, NY 10017	5.68%

MORGAN STANLEY SMITH BARNEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	6.98%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	7.18%

FIRST CLEARING, LLC One North Jefferson Avenue Mail Code H004-095 St. Louis, MO 63103	8.25%

CITIGROUP GLOBAL MARKETS, INC. 390 Greenwich Street New York, NY 10013	8.94%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11.56%

Short Dow30
MORGAN STANLEY SMITH BARNEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	5.47%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	5.91%

FIRST CLEARING, LLC One North Jefferson Avenue Mail Code H004-095 St. Louis, MO 63103	8.70%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	9.05%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	9.93%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	13.23%

Short S&P500
CITIGROUP GLOBAL MARKETS, INC. 390 Greenwich Street New York, NY 10013	6.15%

FIRST CLEARING, LLC One North Jefferson Avenue Mail Code H004-095 St. Louis, MO 63103	7.60%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	7.85%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	13.76%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	13.94%

Short MidCap400
CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	5.62%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	9.64%

FIRST CLEARING, LLC One North Jefferson Avenue Mail Code H004-095 St. Louis, MO 63103	10.40%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	12.46%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	13.36%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	14.43%

Short SmallCap600
CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	5.44%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	7.43%

FIRST CLEARING, LLC One North Jefferson Avenue Mail Code H004-095 St. Louis, MO 63103	11.51%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11.65%

THRIVENT FINANCIAL BANK 2000 East Milestone Drive Appleton, WI 54913	33.14%

Short Russell2000
TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	6.27%

CITIGROUP GLOBAL MARKETS, INC. 390 Greenwich Street New York, NY 10013	6.78%

FIRST CLEARING, LLC One North Jefferson Avenue Mail Code H004-095 St. Louis, MO 63103	8.58%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	11.28%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19.93%

UltraShort QQQ
JPMORGAN 227 Park Avenue New York, NY 10017	5.36%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6.65%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	10.96%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	12.59%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	13.74%

UltraShort Dow30
MORGAN STANLEY & CO., LLC 1585 Broadway New York, NY 10036	5.43%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	8.66%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	10.50%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	10.83%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	15.89%

UltraShort S&P500
TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	8.08%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	10.50%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	13.22%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	16.57%

UltraShort Russell3000
TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	6.66%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	6.92%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	7.86%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	30.01%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	31.29%

UltraShort MidCap400
GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	8.15%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	9.21%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	12.22%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	17.84%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	20.60%

UltraShort SmallCap600
GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	8.84%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	8.89%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	9.50%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	11.13%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	12.42%

STATE STREET BANK & TRUST COMPANY One Lincoln Street Boston, MA 02111	30.51%

UltraShort Russell2000
MORGAN STANLEY & CO., LLC 1585 Broadway New York, NY 10036	5.42%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	5.55%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5.67%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	6.38%

JPMORGAN 227 Park Avenue New York, NY 10017	7.24%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	10.03%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	10.84%

UltraPro Short QQQ
FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	5.05%

JPMORGAN 227 Park Avenue New York, NY 10017	5.10%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	5.38%

SCOTTRADE INC. 12800 Corporate Hill Drive St. Louis, MO 63131	6.24%

E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	7.28%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	14.65%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	15.95%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	18.71%

UltraPro Short Dow30
E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	5.08%

SCOTTRADE INC. 12800 Corporate Hill Drive St. Louis, MO 63131	5.09%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	8.18%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	9.28%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	11.84%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	13.43%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	26.72%

UltraPro Short S&P500
PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	5.53%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	10.07%

JPMORGAN 227 Park Avenue New York, NY 10017	10.33%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	12.82%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	16.08%

UltraPro Short MidCap400
SCOTIA CAPITAL MARKETS (USA) INC. 1 Liberty Plaza 165 Broadway New York, NY 10006	5.30%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	5.73%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6.59%

E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	7.31%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11.05%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	11.08%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	15.37%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	21.34%

UltraPro Short Russell2000
SCOTTRADE INC. 12800 Corporate Hill Drive St. Louis, MO 63131	5.05%

E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	5.95%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	8.95%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	9.36%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	9.82%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	10.79%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	23.80%

UltraShort Russell1000 Value
GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	5.44%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 1 New York Plaza New York, NY 10004	12.54%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	59.33%

UltraShort Russell1000 Growth
TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	5.81%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	6.49%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	9.81%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	24.42%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	38.96%

UltraShort Russell MidCap Value
GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	7.65%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	8.20%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	8.22%

J.P. MORGAN CLEARING CORP. 1 MetroTech Center North Brooklyn, NY 112-01	10.55%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	56.56%

UltraShort Russell MidCap Growth
GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	9.14%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	9.79%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	10.14%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	14.14%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	36.89%

UltraShort Russell2000 Value
TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	5.17%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	13.13%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	20.02%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	36.60%

UltraShort Russell2000 Growth
TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	5.66%

VANGUARD BROKERAGE SERVICES 100 Vanguard Boulevard Malvern, PA 19355	5.96%

E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	6.10%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	11.05%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16.52%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	21.10%

Short Basic Materials
FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	5.90%

VANGUARD BROKERAGE SERVICES 100 Vanguard Boulevard Malvern, PA 19355	6.45%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	12.83%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	19.08%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	33.55%

Short Financials
TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	6.44%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	9.11%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	10.00%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	10.10%

FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	11.44%

CITIGROUP GLOBAL MARKETS, INC. 390 Greenwich Street New York, NY 10013	15.29%

Short Oil & Gas
PENSON FINANCIAL SERVICES, INC. 1700 Pacific Avenue Suite 1400 Dallas, TX 75201	6.12%

LPL FINANCIAL 9785 Towne Centre Drive San Diego, CA 92121	6.79%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	7.41%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	7.62%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	7.84%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	9.46%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	11.08%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	19.97%

Short Real Estate
SCOTTRADE INC. 12800 Corporate Hill Drive St. Louis, MO 63131	8.91%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	10.12%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	11.90%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	15.03%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	19.42%

Short KBW Regional Banking
GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	5.41%

UBS SECURITIES LLC 51 West 52nd Street New York, NY 10019	7.34%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	12.46%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16.46%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	18.49%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	18.71%

UltraShort Basic Materials
FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	5.07%

CITIGROUP GLOBAL MARKETS, INC. 390 Greenwich Street New York, NY 10013	5.43%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	6.03%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	7.24%

MORGAN STANLEY SMITH BARNEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	8.07%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	9.04%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	10.00%

UltraShort Nasdaq Biotechnology
MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	44.64%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	46.94%

UltraShort Consumer Goods
BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	6.65%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	7.89%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	11.20%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	14.08%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	31.12%

UltraShort Consumer Services
NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	7.30%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	11.29%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	12.98%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	13.47%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	15.17%

UltraShort Financials
MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5.41%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	10.10%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	10.87%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	11.28%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	14.22%

UltraShort Health Care
GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	6.73%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	8.32%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	67.54%

UltraShort Industrials
TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	7.40%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	8.07%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	11.15%

BARCLAYS CAPITAL INC. 200 Park Avenue Floor 3w New York, NY 10166	17.84%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	33.53%

UltraShort Oil & Gas
SCOTTRADE INC. 12800 Corporate Hill Drive St. Louis, MO 63131	5.09%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	6.05%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	7.30%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	7.83%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	9.13%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	10.20%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	21.98%

UltraShort Real Estate
SCOTTRADE INC. 12800 Corporate Hill Drive St. Louis, MO 63131	5.80%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6.24%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	11.73%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	13.85%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	14.10%

UltraShort Semiconductors
NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	7.93%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	9.84%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	14.20%

STATE STREET BANK & TRUST COMPANY One Lincoln Street Boston, MA 02111	38.85%

UltraShort Technology
NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	9.30%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	10.26%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	10.43%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	13.63%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	14.43%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	16.90%

UltraShort Telecommunications
CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	6.08%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	10.04%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	73.86%

UltraShort Utilities
GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	5.60%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	6.26%

CITIGROUP GLOBAL MARKETS, INC. 390 Greenwich Street New York, NY 10013	6.91%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	9.48%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	10.57%

PENSON FINANCIAL SERVICES, INC. 1700 Pacific Avenue Suite 1400 Dallas, TX 75201	10.58%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	10.98%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	11.49%

Short MSCI EAFE
J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	5.11%

CITIGROUP GLOBAL MARKETS, INC. 390 Greenwich Street New York, NY 10013	5.25%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	7.86%

LPL FINANCIAL 9785 Towne Centre Drive San Diego, CA 92121	8.99%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	9.95%

FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	10.87%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	27.68%

Short MSCI Emerging Markets
UBS FINANCIAL SERVICES INC. 1200 Harbor Boulevard Weehawken, NJ 07086	5.06%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	5.24%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	5.79%

CITIGROUP GLOBAL MARKETS, INC. 390 Greenwich Street New York, NY 10013	5.96%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	6.49%

FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	8.09%

MORGAN STANLEY SMITH BARNEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	8.59%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	15.68%

Short FTSE China 25
FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	5.08%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	6.48%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	6.61%

BNY MELLON 32 Old Slip 15th Floor. New York, NY 10286	6.90%

J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	8.27%

RBC CAPITAL MARKETS CORPORATION One Liberty Plaza New York, NY 10006	14.80%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	29.03%

UltraShort MSCI EAFE
E*TRADE SECURITIES LLC 135 E. 57th Street New York, NY 10022	5.24%

MORGAN STANLEY & CO., LLC 1585 Broadway New York, NY 10036	5.90%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	6.28%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	16.19%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	26.11%

UltraShort MSCI Emerging Markets
GOLDMAN SACHS INTERNATIONAL LIMITED Peterborough Court 133 Fleet Street London XO EC4A 2BB	5.55%

CITIBANK, NA 425 Park Ave New York, NY 10043	5.81%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	6.04%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6.38%

J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	6.42%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	6.96%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	7.05%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	14.30%

UltraShort MSCI Europe
TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	6.68%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6.96%

EVERCORE TRUST COMPANY, N.A. 52 East 52nd Street 38th Floor New York, NY 10055	12.05%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	12.74%

STATE STREET BANK & TRUST COMPANY One Lincoln Street Boston, MA 02111	13.38%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	13.80%

UltraShort MSCI Pacific ex-Japan
NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	5.42%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	7.09%

J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	11.42%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	70.10%

UltraShort MSCI Brazil
BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	5.08%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11.74%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	17.73%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	35.49%

UltraShort FTSE China 25
TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	6.18%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6.24%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	9.86%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	21.62%

UltraShort MSCI Japan
NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	5.51%

SCOTIA CAPITAL MARKETS (USA) INC. 1 Liberty Plaza 165 Broadway New York, NY 10006	5.75%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	6.50%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	14.53%

J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	17.49%

STATE STREET BANK & TRUST COMPANY One Lincoln Street Boston, MA 02111	17.80%

UltraShort Mexico Investable Market
GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	6.07%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	13.72%

J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	15.25%

BNY MELLON 32 Old Slip 15th Floor. New York, NY 10286	27.31%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	28.08%

Short 20+ Year Treasury
GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	5.08%

MORGAN STANLEY SMITH BARNEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	5.73%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6.29%

FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	8.46%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	9.34%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	9.52%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	9.81%

CITIGROUP GLOBAL MARKETS, INC. 390 Greenwich Street New York, NY 10013	11.02%

Short High Yield
FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	7.32%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11.13%

STATE STREET BANK & TRUST COMPANY One Lincoln Street Boston, MA 02111	21.59%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	22.82%

Short Investment Grade Corporate
NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	5.62%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	34.96%

J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	49.99%

Short 7-10 Year Treasury
TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	5.27%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	6.29%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	9.05%

FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	15.14%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	15.91%

UBS FINANCIAL SERVICES INC. 1200 Harbor Boulevard Weehawken, NJ 07086	24.57%

UltraShort 3-7 Year Treasury
NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	7.31%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	8.62%

J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	12.60%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	32.80%

UltraShort 7-10 Year Treasury
MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5.38%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	7.95%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	15.21%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	27.44%

UltraShort 20+ Year Treasury
MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	5.69%

PERSHING LLC One Pershing Plaza Jersey City, NJ 07399	6.11%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	6.58%

BROWN BROTHERS HARRIMAN & CO. 525 Washington Blvd. Jersey City, NJ 07310	11.01%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	12.14%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	15.60%

UltraShort TIPS
J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	33.76%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	55.41%

Credit Suisse 130/30
CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	6.23%

NATIXIS NORTH AMERICAN INC. 1251 Avenue of the Americas, 34th Floor New York, NY 10020	6.37%

COMERICA BANK 201 W. Fort Street Detroit, MI 48226	8.69%

FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	10.29%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	12.36%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	14.79%

MORGAN STANLEY SMITH BARNEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	18.07%

RAFI Long/Short
MORGAN STANLEY SMITH BARNEY 1 Pierre Pont Plaza, 5th Floor Brooklyn, NY 11201	6.88%

FIRST CLEARING, LLC Riverfront Plaza, 901 East Byrd Street Richmond, VA 23219	10.79%

J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	11.50%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	11.64%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	12.39%

TD AMERITRADE CLEARING, INC. 4211 South 102nd Street Omaha, NE 68127	12.76%

GOLDMAN, SACHS & CO. 1 New York Plaza New York, NY 10004	20.74%

Hedge Replication ETF
UNION BANK 551 Madison Ave. #11 New York, NY 10022	5.55%

NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281	7.17%

CHARLES SCHWAB & CO., INC. 101 Montgomery Street San Francisco, CA 94101	7.24%

GOLDMAN SACHS EXECUTION & CLEARING, L.P. 30 Hudson Street Jersey City, NJ 07302	7.52%

INTERACTIVE BROKERS LLC One Pickwick Plaza-2nd Fl. Greenwich, CT 06830	14.70%

MERRILL LYNCH 101 Hudson Street Jersey City, NJ 07302	19.93%

J.P. MORGAN CLEARING CORPORATION 1 MetroTech Center North Brooklyn, NY 11201	28.07%

*	A person who beneficially owns, directly or indirectly, 25% or more of the voting securities of a Fund may be deemed to “control” (as defined in the 1940 Act) that Fund, and may be able to exercise a controlling influence over any matter submitted to shareholders of that Fund.

PART C. OTHER INFORMATION

ProShares Trust

Item 28. Exhibits

(a)	Articles of Incorporation

(1)	Certificate of Trust of the Registrant.[1]

(2)	Certificate of Amendment to the Certificate of Trust of the Registrant (changing the name from ProFunds ETF Trust to xtraShares Trust).[2]

(3)	Certificate of Amendment to the Certificate of Trust of the Registrant (changing the name from xtraShares Trust to ProShares Trust.[3]

(4)	Amended and Restated Declaration of Trust of the Registrant.[9]

(b)	By-Laws

(1)	Amended and Restated By-Laws of the Registrant.[9]

(c)	Instruments Defining Rights of Security Holders

Not applicable.

(d)	Investment Advisory Contracts

(1)	Investment Advisory Agreement between Registrant and ProShare Advisors LLC[4] and Amendment No. 15 to Schedule A, dated December 14, 2011; filed herewith.

(e)	Underwriting Contracts

(1)	Distribution Agreement between Registrant and SEI Investments Distribution Co.[5]

(f)	Bonus or Profit Sharing Contracts

Not applicable.

(g)	Custodian Agreements

(1)	Domestic Custody Agreement between Registrant and JPMorgan Chase Bank, N.A;[5]

(a)	Cash Trade Execution Rider;[8]

(b)	Amendment No.3 to Cash Trade Execution Rider;[8]

(c)	Amended and Restated Global Custody Rider; filed herewith; and

(d)	Amendment No. 22 dated December 30, 2011 to Schedule A of Fee Schedules for Global Custody and Agency Services; filed herewith.

(h)	Other Material Contracts

(1)	Management Services Agreement between Registrant and ProShare Advisors LLC[4] and Amendment No. 14 to Schedule A, dated December 14, 2011.[11]

(2)	Expense Limitation Agreement between Registrant and ProShare Advisors LLC[4] and Amended Schedule A dated December 14, 2011.[11]

(3)

Fund Services Agreement (Administration and Compliance Services, Regulatory Services, Accounting Services) between Registrant and J.P. Morgan Investor Services Co.[5] and Amendments No. 18 dated January 6, 2011, No. 19 dated March 14, 2011, No. 20 dated April 7, 2011[7] , No. 21 dated September 2, 2011[10] and No. 23 dated December 30, 2011; filed herewith.

(4)	Agency Services Agreement between Registrant and JPMorgan Chase Bank, N.A.[5] and Amendments No. 18 dated January 6, 2011, No. 19 dated March 14, 2011, No. 20 dated April 7, 2011[7]

(5)	Form of Authorized Participant Agreement between Registrant and SEI Investments Distribution Co.[3]

(6)	PFO/Treasurer Services Agreement between Registrant and Foreside Compliance Services, LLC[5] and Amendment No. 1, dated January 17, 2007.[8]

(7)	Regulatory Administration Agreement between Registrant and Citi Fund Services Ohio, Inc., dated January 1, 2012; filed herewith.

(i)	Legal Opinion; filed herewith.

(j)	Not applicable.

(k)	Omitted Financial Statements

Not applicable.

(l)	Initial Capital Agreements

(1)	Investor Letter.[6]

(m)	Rule 12b-1 Plan

(1)	Form of Distribution Plan.[3]

(n)	Rule 18f-3 Plan

Not applicable.

(o)	Reserved

Not applicable.

(p)	Codes of Ethics

(1)	Amended and Restated Code of Ethics of the Registrant, dated September 19, 2011. [10]

(2)	Amended and Restated Code of Ethics of the Advisor, dated September 19, 2011. [10]

(3)	Amended and Restated Code of Ethics of the Distributor, dated September 19, 2011. [10]

(q)	Powers of Attorney

(1)	Power of Attorney from William D. Fertig, dated September 19, 2011. [10]

(2)	Power of Attorney from Louis M. Mayberg, dated September 19, 2011. [10]

(3)	Power of Attorney from Russell S. Reynolds, III, dated September 19, 2011. [10]

(4)	Power of Attorney from Michael L. Sapir, dated September 19, 2011. [10]

(5)	Power of Attorney from Michael C. Wachs, dated September 19, 2011. [10]

(1)	Filed with Initial Registration Statement on June 5, 2002.
(2)	Previously filed on July 17, 2003 as part of Pre-Effective Amendment No. 2 under the Securities Act of 1933 and incorporated by reference herein.
(3)	Previously filed on May 22, 2006 as part of Pre-Effective Amendment No. 6 under the Securities Act of 1933 and incorporated by reference herein.
(4)	Previously filed on June 19, 2006 as part of Pre-Effective Amendment No. 7 under the Securities Act of 1933 and incorporated by reference herein.
(5)	Previously filed on August 30, 2006 as part of Post-Effective Amendment No. 1 under the Securities Act of 1933 and incorporated by reference herein.
(6)	Previously filed on December 29, 2006 as part of Post-Effective Amendment No. 2 under the Securities Act of 1933 and incorporated by reference herein.
(7)	Previously filed on July 7, 2011 as part of Post-Effective Amendment No. 43 under the Securities Act of 1933 and incorporated by reference herein.
(8)	Previously filed on September 28, 2010 as part of Post-Effective Amendment No. 27 under the Securities Act of 1933 and incorporated by reference herein.
(9)	Previously filed on December 30, 2010 as part of Post-Effective Amendment No. 30 under the Securities Act of 1933 and incorporated by reference herein.
(10)	Previously filed on September 28, 2011 as part of Post Effective Amendment No. 47 under the Securities Act of 1933 and incorporated by reference herein.
(11)	Previously filed on December 29, 2011 as part of Post Effective Amendment No. 55 under the Securities Act of 1933 and incorporated by reference herein.

Item 29. Persons Controlled By or Under Common Control With Registrant

Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person’s control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

None.

Item 30. Indemnification

State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

Reference is made to Article Eight of the Registrant’s Amended and Restated Declaration of Trust which is incorporated herein by reference:

The Registrant (also, the “Trust”) is organized as a Delaware business trust is operated pursuant to an Amended and Restated Declaration of Trust, dated December 13, 2010 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

(a)	For any liability to the Trust or its Shareholders arising out of a final adjudication by the court of other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b)	With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust;

(c)	For any criminal proceeding finally adjudicated for which the Covered Person had reasonable cause to believe that his or her conduct was unlawful; or

(c)	In the event of a settlement of other disposition not involving a final adjudication (as provided in paragraph (a), (b) or (c) of this Section 8.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter); or (ii) a writer opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either: Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a writer opinion of independent legal counsel.

(a)	Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b)	A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:

(c)	A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustees, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

(d)	“Claim,” “action,” “suite” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and

(e)	“Liability” and “expenses” shall include without limitation, attorneys’ and accountants’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 31. Business and Other Connections of Investment Adviser

Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee (disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

Reference is made to the caption “Management” in the Prospectuses constituting Part A which is incorporated herein by reference and “Management of ProShares Trust” in the Statement of Additional Information constituting Part B which is incorporated herein by reference.

The information as to the directors and officers of ProShare Advisors LLC is set forth in ProShare Advisors LLC’s Form ADV filed with the Securities and Exchange Commission on April 7, 2005 (Reference No. 5524427696B2B2) and amended through March 30, 2011 and is incorporated herein by reference.

Item 32. Principal Underwriters

(a)	State the name of each investment company (other than the registrant) for which each principal underwriter currently distributing securities of the registrant also acts as a principal underwriter, depositor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

Adviser Managed Trust Fund

Bishop Street Funds

BlackRock Funds III (f/k/a Barclays Global Investors Funds)

Causeway Capital Management Trust

CNI Charter Funds

Community Reinvestment Act Qualified Investment Fund

FaithShares Trust

Global X Funds

iShares Inc.

iShares MSCI Emerging Markets Small Cap Index Fund, Inc.

iShares MSCI Russia Capped Index Fund, Inc.

iShares Trust

ProShares Trust II

RiverPark Funds

Schwab Strategic Trust

SEI Alpha Strategy Portfolios, LP

SEI Daily Income Trust

SEI Liquid Asset Trust

SEI Opportunity Fund, LP

SEI Structured Credit Fund, LP

SEI Tax Exempt Trust

SEI Institutional Managed Trust

SEI Institutional International Trust

SEI Asset Allocation Trust

SEI Institutional Investments Trust

TD Asset Management USA Funds

The Advisors’ Inner Circle Fund

The Advisors’ Inner Circle Fund II

The Arbitrage Funds

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Provide the information required by the following table with respect to each director, officer or partner of each principal underwriter named in answer to Item 25. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin P. Barr	President & Chief Executive Officer	None
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	None
John C. Munch	General Counsel & Secretary	None
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
John P. Coary	Vice President and Assistant Secretary	None
John J. Cronin	Vice President	None
Robert M. Silvestri	Vice President	None

Item 33. Location of Accounts and Records

State the names and address of each person maintaining principal possession of each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 u.s.c. 80a-30(a)] and the rules under that section.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of:

JP Morgan Chase Bank, N.A.

Attn: General Counsel

4 MetroTech Center

Brooklyn, NY 11245

J.P. Morgan Investor Services Co.

70 Fargo Street – Suite 3 East

Boston, MA 02210-1950

Attention: Fund Regulatory Services Department

ProShare Advisors LLC

c/o ProFund Advisors LLC

Attn: General Counsel

7501 Wisconsin Avenue, Suite 1000

Bethesda, MD 20814-6527

SEI Investments Distribution Co.

Attn: General Counsel

One Freedom Valley Drive

Oaks, Pennsylvania 19456-1100

Item 34. Management Services

Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B, disclosing the parties to the contract and the total amount paid and by whom, for the fund’s last three fiscal years.

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland on January 23, 2012.

ProShares Trust

By:	/s/ LOUIS M. MAYBERG
Louis M. Mayberg

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

/s/ MICHAEL L. SAPIR * Michael L. Sapir	Trustee, Chairman	January 23, 2012

/s/ RUSSELL S. REYNOLDS, III * Russell S. Reynolds, III	Trustee	January 23, 2012

/s/ MICHAEL C. WACHS * Michael C. Wachs	Trustee	January 23, 2012

/s/ WILLIAM D. FERTIG * William D. Fertig	Trustee	January 23, 2012

/s/ LOUIS M. MAYBERG * Louis M. Mayberg	President	January 23, 2012

/s/ CHARLES S. TODD Charles S. Todd	Treasurer	January 23, 2012

* By:	/S/ AMY R. DOBERMAN
Amy R. Doberman
As Attorney-in-fact

Date: January 23, 2012

EXHIBIT INDEX

Item 28

(d)(1)	Amendment No. 15 dated January 23, 2012 to Schedule A of the Investment Advisory Agreement between Registrant and ProShare Advisors LLC

(g)(1)(c)	Amended and Restated Global Custody Rider

(g)(1)(d)	Amendment No. 22 dated December 30, 2011 to Schedule A of Fee Schedules for Global Custody and Agency Services

(h)(3)	Fund Services Agreement Amendment No. 23 dated December 30, 2011

(h)(7)	Regulatory Administration Agreement between Registrant and Citi Fund Services Ohio, Inc., dated January 1, 2012

(i)	Legal Opinion